As filed with the Securities and Exchange Commission on April 26, 2007


                                                              File No. 333-12989
                                                                       811-07835

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
    Pre-Effective Amendment No.                                              [ ]
    Post-Effective Amendment No. 16                                          [X]
                                ----


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
    Amendment No. 16                                                         [X]
                 ----


                        (Check appropriate box or boxes.)

                            ------------------------

            Phoenix Life and Annuity Variable Universal Life Account

                           (Exact Name of Registrant)

                            ------------------------

                        Phoenix Life and Annuity Company

                               (Name of Depositor)

                            ------------------------

               One American Row, Hartford, Connecticut 06103-2899
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                            ------------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06103-2899
                     (Name and Address of Agent for Service)

                            ------------------------


Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.
It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on _______________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.


                            ------------------------

================================================================================

                                     PART A

                    VERSION A IS NOT AFFECTED BY THIS FILING

                                                                     [Version B]

                                 CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


PROSPECTUS                                                           MAY 1, 2007


Corporate Edge is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account"). The subaccounts purchase shares of the following funds:


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
>  AIM V.I. Capital Appreciation Fund
>  AIM V.I. Core Equity Fund(1)
>  AIM V.I. Mid Cap Core Equity Fund(1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
>  Alger American Leveraged AllCap Portfolio(1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
>  DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
>  Federated Fund for U.S. Government Securities II
>  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
>  Fidelity VIP Contrafund(R) Portfolio
>  Fidelity VIP Growth Opportunities Portfolio
>  Fidelity VIP Growth Portfolio
>  Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
>  Franklin Income Securities Fund
>  Mutual Shares Securities Fund
>  Templeton Developing Markets Securities Fund
>  Templeton Foreign Securities Fund
>  Templeton Global Asset Allocation Fund(2)
>  Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES
------------------------
>  Lazard Retirement Small Cap Portfolio(1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
>  Lord Abbett Bond-Debenture Portfolio
>  Lord Abbett Growth and Income Portfolio
>  Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
>  Neuberger Berman AMT Fasciano Portfolio
>  Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
>  Oppenheimer Capital Appreciation Fund/VA
>  Oppenheimer Global Securities Fund/VA
>  Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
>  Phoenix Capital Growth Series
>  Phoenix Growth and Income Series
>  Phoenix Mid-Cap Growth Series
>  Phoenix Money Market Series
>  Phoenix Multi-Sector Fixed Income Series
>  Phoenix Multi-Sector Short Term Bond Series
>  Phoenix Strategic Allocation Series
>  Phoenix-Aberdeen International Series
>  Phoenix-Alger Small-Cap Growth Series
>  Phoenix-Duff & Phelps Real Estate Securities Series
>  Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
>  Phoenix-S&P Dynamic Asset Allocation Series: Growth
>  Phoenix-S&P Dynamic Asset Allocation Series: Moderate
>  Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
>  Phoenix-Sanford Bernstein Mid-Cap Value Series
>  Phoenix-Sanford Bernstein Small-Cap Value Series
>  Phoenix-Van Kampen Comstock Series
>  Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
>  PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
>  PIMCO VIT Real Return Portfolio
>  PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
>  Rydex Variable Trust Inverse Government Long Bond Fund(1)
>  Rydex Variable Trust Nova Fund(1)
>  Rydex Variable Trust Sector Rotation Fund(1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
>  Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
>  Wanger International Select
>  Wanger International Small Cap
>  Wanger Select
>  Wanger U.S. Smaller Companies

      (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. Replacing any existing policy or contract with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you should also determine if the replacement will result in any income taxes. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:

[ENVELOPE  PHOENIX VARIABLE PRODUCTS  [TELEPHONE  VARIABLE AND UNIVERSAL
           MAIL OPERATIONS ("VPMO")               LIFE ADMINISTRATION ("VULA")
           P.O. Box 8027                          (800) 417-4769
           Boston, MA 02266-8027

                                TABLE OF CONTENTS


Heading                                                               Page
---------------------------------------------------------------------------
BENEFIT/RISK SUMMARY ................................................    3
   Policy Benefits ..................................................    3
   Policy Risks .....................................................    3
FEE TABLES...........................................................    4
   Transaction Fees..................................................    4
   Periodic Charges Other than Fund Operating
        Expenses.....................................................    5
   Minimum and Maximum Fund Operating Expenses.......................    6
   Annual Fund Expenses..............................................    7
PHOENIX LIFE AND ANNUITY COMPANY ....................................   10
THE SEPARATE ACCOUNT ................................................   10
   Valuation Date....................................................   10
   Performance History ..............................................   10
VOTING RIGHTS .......................................................   10
THE VARIABLE INVESTMENT OPTIONS......................................   11
    Administrative, Marketing and Support Service Fees...............   11
THE GUARANTEED INTEREST ACCOUNT .....................................   11
CHARGES AND DEDUCTIONS ..............................................   12
   General ..........................................................   12
   Charges Deducted from Premium Payments ...........................   12
   Periodic Charges .................................................   12
   Conditional Charges ..............................................   13
   Other Charges ....................................................   13
THE POLICY ..........................................................   13
   Contract Rights ..................................................   13
   Contract Limitations..............................................   14
   Purchasing a Policy...............................................   14
GENERAL .............................................................   15
   Postponement of Payments .........................................   15
   Optional Insurance Benefits (Riders)..............................   15
   Surrenders........................................................   16
   Death Benefit ....................................................   16
PAYMENT OF PROCEEDS .................................................   17
   Surrender and Death Benefit Proceeds .............................   17
   Payment Amount....................................................   17
   Payment Options ..................................................   17
TRANSFER OF POLICY VALUE.............................................   18
    Internet, Interactive Voice Response and Telphone
        Transfers....................................................   18
    Transfer Restrictions............................................   18
MARKET TIMING AND OTHER DISRUPTIVE TRADING ..........................   18
SYSTEMATIC TRANSFER PROGRAMS.........................................   19
    Asset Rebalancing Program........................................   19
    Dollar Cost Averaging Program....................................   19
POLICY LOANS.........................................................   20
LAPSE AND REINSTATEMENT .............................................   20
FEDERAL INCOME TAX CONSIDERATIONS ...................................   21
   Introduction .....................................................   21
   Income Tax Status.................................................   21
   Policy Benefits...................................................   21
   Business-Owned Policies...........................................   22
   Modified Endowment Contracts......................................   22
   Limitations on Unreasonable Mortality and
      Expense Charges................................................   23
   Qualified Plans...................................................   23
   Diversification Standards.........................................   23
   Owner Control.....................................................   23
   Change of Ownership or Insured or Assignment......................   24
   Other Taxes.......................................................   24
   Withholding.......................................................   24
THE PHOENIX COMPANIES, INC. -
    LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES ....................   24
FINANCIAL STATEMENTS ................................................   25
DISTRIBUTION.........................................................   25
APPENDIX A - Investment Options .....................................  A-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------


This prospectus contains information about the material rights and features of the variable life policy that you should understand before investing. This summary describes the general provisions.


POLICY BENEFITS

DEATH BENEFITS
Corporate Edge is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

> Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

> Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

> Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.


LOANS AND PARTIAL SURRENDERS


> Generally, you may take loans against 90% of your policy's value less any outstanding debt.

> You may partially surrender any part of the policy at any time. We reserve the right to deduct a partial surrender fee.

> You may fully surrender this policy at any time for its cash surrender value.


Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

INVESTMENT CHOICES
You may select from a wide variety of subaccounts and two Guaranteed Interest Accounts. Each subaccount, sometimes referred to as an investment option in this prospectus and supplemental materials, invests directly in a professionally managed fund. You may transfer policy value among any of the subaccounts and the Guaranteed Interest Accounts while continuing to defer current income taxes.

STRATEGIC TRANSFER PROGRAMS
You may also elect a strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the company. For more information on the programs, refer to the section on "Strategic Transfer Programs."


FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

>  Full Underwriting; or
>  Simplified Issue Underwriting; or
>  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:


>  Flexible Term Insurance
>  Cash Surrender Value Enhancement Benefit
>  Exchange of Insured


Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.


RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Separate Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


TRANSFER RISK
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

FACE AMOUNT INCREASE RISK
Face amount increases will increase the potential surrender charges under the policy.


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------

                                TRANSACTION FEES


-------------------------------------------------------------------------------------------------------------------------
        CHARGE                WHEN DEDUCTED                             MAXIMUM AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
SALES CHARGE               Upon premium payment.         The maximum we will ever charge is 9.00% of each premium
                                                         payment.(1)
-------------------------------------------------------------------------------------------------------------------------
STATE PREMIUM TAX CHARGE   Upon premium payment.         We charge a maximum of 3.50% of each premium payment,
                                                         depending on the applicable rate for your state.(2)
-------------------------------------------------------------------------------------------------------------------------
DEFERRED ACQUISITION TAX   Upon premium payment.         1.50% of each premium payment.
CHARGE
-------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE           Not applicable.               We do not charge you if you surrender your policy for its cash value.
-------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE   Upon partial surrender or a   We currently do not charge for partial surrenders, but we
                           reduction in the policy face  reserve the right to deduct up to 2.00% of the partial surrender
                           amount.                       amount up to a maximum of $25.
-------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE            Upon transfer.                We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                         transfer after the first two transfers in any given policy year.
-------------------------------------------------------------------------------------------------------------------------


(1) In policy years one through seven, we currently deduct 7.0% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 3% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


-----------------------------------------------------------------------------------------------------------------------------
        CHARGE                WHEN DEDUCTED                             MAXIMUM AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)       On policy date and monthly  This charge is based on the "net amount at risk." The "net amount at
                           on policy processing day.   risk" is the current death benefit minus the policy value.
-----------------------------------------------------------------------------------------------------------------------------
   Minimum & Maximum                                   $0.02 -  $83.33 per $1,000 of net amount at risk per month.
-----------------------------------------------------------------------------------------------------------------------------
   Example for a male age                              $0.0463 per $1,000 of net amount at risk per month.
   47 in the preferred
   underwriting class
   for a fully
   underwritten policy.
-----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE      On policy date and monthly  We charge up to a maximum of $10 per month(2).
                           on policy processing day.
-----------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE      On policy date and monthly  The maximum we charge is 0.075% (0.90% on an annual basis) of
RISK CHARGE(3)             on policy processing day.   the policy value in the subaccounts of the Separate Account on the monthly processing day.
-----------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGED(4)   Interest accrues daily and  The maximum net cost to the policy is 2.75% of the loan balance.
                           is due on each policy
                           anniversary.

                           If not paid on that date,
                           we will treat the accrued
                           interest as another loan
                           against the policy.
-----------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES          When we become liable       We currently do not charge for taxes, however we reserve the right
                           for taxes.                  to impose a charge should we become liable for taxes in the future.
                                                       Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-----------------------------------------------------------------------------------------------------------------------------
                                                 OPTIONAL INSURANCE FEATURES
-----------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)     On Rider Policy Date, and   This charge is based on the net amount at risk attributable to the
                           monthly on each Monthly     rider face amount.
                           Calculation Day.
-----------------------------------------------------------------------------------------------------------------------------
   Minimum & Maximum                                   $0.02 - $83.33 per $1,000 of net amount at risk per month.
-----------------------------------------------------------------------------------------------------------------------------
   Example for a male                                  $0.0497 per $1,000 of net amount at risk per month.
   age 48 in the
   preferred
   underwriting class
   for a fully
   underwritten policy.
-----------------------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE       We do not charge for this   We describe this Rider later under "Optional Insurance Benefits."
ENHANCEMENT BENEFIT        Rider.
RIDER
                           Additional restrictions
                           apply.
-----------------------------------------------------------------------------------------------------------------------------
EXCHANGE OF INSURED        We do not charge for this   We describe this Rider later under "Optional Insurance Benefits."
RIDER                      Rider.
-----------------------------------------------------------------------------------------------------------------------------


(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.

(2) We currently charge $5.00 per month for all policies.

(3) We currently deduct a charge of 0.04% of policy value allocated to the subaccounts each month during the first ten policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.

(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS, FOR THE YEAR ENDED DECEMBER 31, 2006, CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

            MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                                MINIMUM                      MAXIMUM
Total Annual Fund Operating Expenses(1) (expenses that are       0.28%           -            5.12%
deducted from a fund's assets, including management fees,
distribution and/or 12b-1 fees, and other expenses)

(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Acquired     Total                    Total
                                         Investment  Rule 12b-1   Other      Fund Fees   Annual   Contractual    Net Annual
                                         Management  or Service  Operating      and       Fund   Reimbursements    Fund
                           Series           Fee        Fees      Expenses    Expenses   Expenses  & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          0.61       0.00        0.30        0.00       0.91        0.00        0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   0.61       0.00        0.28        0.02(2)    0.91        0.00        0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund           0.72       0.00        0.32        0.02(2)    1.06        0.00        1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                                0.775       0.00       0.205        0.00       0.98        0.00        0.98(3)
----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                    0.29       0.00        0.00        0.00       0.29       (0.01)       0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
  Securities II                             0.60       0.00        0.39        0.00       0.99        0.00        0.99(18)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II          0.60       0.00        0.42        0.00       1.02        0.00        1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio        0.57       0.10        0.09        0.00       0.76        0.00        0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
  Portfolio                                 0.57       0.10        0.15        0.00       0.82        0.00        0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio               0.57       0.10        0.11        0.00       0.78        0.00        0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
  Portfolio                                 0.32       0.10        0.12        0.00       0.54        0.00        0.54
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund             0.46       0.25        0.01        0.00       0.72        0.00        0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio       0.75       0.25        0.18        0.00       1.18        0.00        1.18
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio        0.50       0.00        0.46        0.00       0.96       (0.06)       0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     0.48       0.00        0.39        0.00       0.87        0.00        0.87
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio         0.74       0.00        0.38        0.00       1.12        0.00        1.12
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund               0.60       0.25        0.21        0.00       1.06        0.00        1.06
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio     1.15       0.25        0.60        0.00       2.00       (0.60)       1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio     0.85       0.25        0.15        0.00       1.25        0.00        1.25
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA    0.64       0.25        0.03        0.00       0.92        0.00        0.92
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA       0.63       0.25        0.03        0.00       0.91        0.00        0.91
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA   0.74       0.25        0.01        0.00       1.00        0.00        1.00
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               0.68       0.00        0.24        0.00       0.92        0.00        0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Acquired     Total                    Total
                                         Investment  Rule 12b-1   Other      Fund Fees   Annual   Contractual    Net Annual
                                         Management  or Service  Operating      and       Fund   Reimbursements    Fund
                           Series           Fee        Fees      Expenses    Expenses   Expenses  & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series            0.70       0.00        0.27        0.00       0.97       (0.06)       0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series               0.80       0.00        0.35        0.00       1.15       (0.01)       1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                 0.40       0.00        0.26        0.00       0.66       (0.01)       0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
  Series                                    0.50       0.00        0.24        0.00       0.74        0.00        0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
  Series                                    0.50       0.00        0.38        0.00       0.88       (0.18)       0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         0.59       0.00        0.25        0.00       0.84       (0.01)       0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       0.75       0.00        0.26        0.00       1.01        0.00        1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series       0.85       0.00        0.42        0.00       1.27       (0.27)       1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities Series                         0.75       0.00        0.27        0.00       1.02        0.00        1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Aggressive Growth                 0.40       0.25        1.02        0.31 (12b) 1.98       (0.97)       1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Growth                            0.40       0.25        0.93        0.14 (12b) 1.72       (0.88)       0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate                          0.40       0.25        2.45        0.19 (12b) 3.29       (2.40)       0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate Growth                   0.40       0.25        1.34        0.15 (12b) 2.14       (1.29)       0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
  Value Series                              1.05       0.00        0.28        0.00       1.33       (0.02)       1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value Series                              1.05       0.00        0.31        0.00       1.36       (0.05)       1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series          0.70       0.00        0.30        0.00       1.00       (0.05)       0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
  Series                                    0.45       0.00        0.32        0.00       0.77       (0.14)       0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
  Strategy Portfolio                        0.49       0.25        0.25        0.03(2)    1.02       (0.03)       0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio             0.25       0.25        0.25        0.00       0.75        0.00        0.75
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio            0.25       0.25        0.25        0.00       0.75        0.00        0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
  Government Long Bond Fund                 0.90       0.00        4.22        0.00       5.12        0.00        5.12
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund              0.75       0.00        0.73        0.00       1.48        0.00        1.48
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
  Fund                                      0.90       0.00        0.74        0.00       1.64        0.00        1.64
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund                           1.23       0.25        0.24        0.00       1.72        0.00        1.72
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           0.63       0.25        0.15        0.03       1.06       (0.03)       1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      0.62       0.25        0.23        0.01       1.11       (0.01)       1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            0.74       0.25        0.04        0.00       1.03        0.00        1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
  Portfolio                                 0.43       0.35        0.30        0.00       1.08        0.00        1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                 0.99       0.00        0.20        0.00       1.19        0.00        1.19
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              0.91       0.00        0.10        0.00       1.01        0.00        1.01
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                               0.85       0.00        0.09        0.00       0.94        0.00        0.94
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               0.90       0.00        0.05        0.00       0.95        0.00        0.95
----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)   The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

            Expense Cap %              Expense Cap %              Expense Cap %
      a         0.15            c           0.25          e           0.35
      b         0.20            d           0.30

(12)a The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

(12)b As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15)  Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

------------------------------------------------------------------------------
                                                          Net Annual Fund
                  Fund                    Reimbursements      Expenses
------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                              (0.27)            0.72
Federated High Income Bond Fund II            (0.25)            0.77
Fidelity VIP Contrafund(R) Portfolio          (0.01)            0.75
Fidelity VIP Growth Opportunities
   Portfolio                                  (0.04)            0.78
Fidelity VIP Growth Portfolio                 (0.01)            0.77
Van Kampen UIF Equity and Income
   Portfolio                                  (0.30)            0.78

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company ("PLAC") is a Connecticut stock life insurance company, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. Phoenix Life and Annuity Company was incorporated November 2, 1981. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899 and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e., as "we", "us", "our", "Company").

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, or those of Phoenix Life and Annuity Company.

Under Connecticut law, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PLAC.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.


We do not guarantee the investment performance of the Separate Account or of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying mutual funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE
A valuation date is every day the New York Stock Exchange is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;
2. the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and

5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.


THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The Subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
The Company and the principal underwriter for the policies have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses.


THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

> First Year:   25% of the total value
> Second Year:  33% of remaining value
> Third Year:   50% of remaining value
> Fourth Year:  100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.

TAX
Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state.

We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our federal income tax liability relating to our receipt of premium.

PERIODIC CHARGES

MONTHLY CHARGES


We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.


> ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

   We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value.
   We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

   We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table, based on the Insured's last birthday.

   We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

   The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

   We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

   We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

> If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

   Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

   We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

> COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

   The Corporate Edge policy has two riders available at no additional charge:

   o   Cash Surrender Value Enhancement Benefit
   o   Exchange of Insured

   We charge for providing benefits under the following rider:

   o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

   As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

---------------------------------------------------------------------------
                                                  RATE WE CREDIT THE
                                                LOANED PORTION OF THE
                  LOAN INTEREST RATE            GUARANTEED INTEREST
                       CHARGED                          ACCOUNT
---------------------------------------------------------------------------
POLICY        CURRENT       GUARANTEED        CURRENT        GUARANTEED
YEARS          RATES         MAXIMUM           RATES           MAXIMUM
---------------------------------------------------------------------------
1-10           2.75%           4.75%            2%               4%
---------------------------------------------------------------------------
11-16          2.50%           4.50%            2%               4%
---------------------------------------------------------------------------
16+            2.25%           4.25%            2%               4%
---------------------------------------------------------------------------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.


> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


OTHER CHARGES
> OTHER TAX CHARGES. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

> FUND CHARGES. As compensation for investment management services to the funds, the advisors to the funds are entitled to fees, based on an annual percentage of the average aggregate daily net asset values of each series. These fund charges and other expenses are described more fully in the respective fund prospectuses.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS


OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your," in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

>  85 for policies with full Underwriting;
>  70 for policies with Simplified Issue Underwriting; and
>  64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our VPMO. Generally, the change will take effect as of the date your request is signed. If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:


> Full Underwriting;
> Simplified Issue Underwriting; and
> Guaranteed Issue Underwriting.


We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

PREMIUM PAYMENTS
Corporate Edge is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.


We will generally allocate the issue premium, less applicable charges, according to your instructions. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations."

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to VPMO


The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

> we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account;

> we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

> when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

> Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

> Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

  You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

  Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

  You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

  Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

> Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

Please see the Statement of Additional Information for information regarding possible implications of a material change in the policy resulting from a face amount increase.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. If you do not choose an option, Death Benefit Option 1 will apply. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount will be decreased by the Policy Value, and if you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount will be increased by the Policy Value.

-------------------------------------------------------------
                         VALUE WE APPLY TO PAYMENT OPTION
-------------------------------------------------------------
                          The greater of (a) or (b) where:
                          (a) is the policy's face amount;
DEATH BENEFIT OPTION 1        and
                          (b) is the minimum death benefit
                              in effect on the date of death.
-------------------------------------------------------------
                          The greater of (a) or (b), where:
                          (a) is equal to the policy's face
                              amount on the date of death
DEATH BENEFIT OPTION 2
                              plus the policy value; and
                          (b) is the minimum death benefit
                              in effect on the date of death.
-------------------------------------------------------------
                          The greater of (a), (b), or (c),
                          where:
                          (a) is equal to the policy's face
                              amount as of the date of
                              death plus the sum of all
                              premiums minus withdrawals,
DEATH BENEFIT OPTION 3
                          (b) is equal to the policy's face
                              amount on the date of death;
                              and
                          (c) is the minimum death benefit
                              in effect on the date of death.
-------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

> 10 years; or
> 20 years; or
> until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE
--------------------------------------------------------------------------------

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.


TRANSFER RESTRICTIONS


We do not permit transfers of less than $500 unless either:

> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at any time.


MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

We discourage market timing activity, frequent transfers of policy value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>  increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>  impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


SYSTEMATIC TRANSFER PROGRAMS
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


ASSET REBALANCING PROGRAM


Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


DOLLAR COST AVERAGING PROGRAM


Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:


>  $25 monthly                 >  $150 semiannually
>  $75 quarterly               >  $300 annually


You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

POLICY LOANS
--------------------------------------------------------------------------------

You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

-------------------------------------------------------------------
                                            RATE WE CREDIT THE
                                           LOANED PORTION OF THE
                LOAN INTEREST RATE         GUARANTEED INTEREST
                     CHARGED                      ACCOUNT
-------------------------------------------------------------------
POLICY       CURRENT       GUARANTEED     CURRENT      GUARANTEED
YEARS         RATES          MAXIMUM       RATES         MAXIMUM
-------------------------------------------------------------------
1-10         2.75%          4.75%           2%            4%
-------------------------------------------------------------------
11-16        2.50%          4.50%           2%            4%
-------------------------------------------------------------------
16+          2.25%          4.25%           2%            4%
-------------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur. If your policy lapses, it may not be reinstated.


The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION

This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.


INCOME TAX STATUS


We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS


DEATH BENEFIT PROCEEDS
The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration. Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.


Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER


If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.


LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS


GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet the "7-pay test" of Code Section 7702A.


This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.


DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years and is not materially changed, the policy generally will not be subject to the modified endowment contract rules.


PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>  made on or after the taxpayer attains age 59 1/2;

>  attributable to the taxpayer's disability (within the meaning of Code
   Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES

Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.


> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

> 55% in any one investment

> 70% in any two investments

> 80% in any three investments

> 90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.


We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

OWNER CONTROL
For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment. The company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.


CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


THE PHOENIX COMPANIES, INC. -  LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
---------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information, which you can get free of charge by calling the toll free number given on page one. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

DISTRIBUTION
--------------------------------------------------------------------------------

The Company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.

PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").


PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the Company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.

The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 112% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.


PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services, National Financial Partners, FFR Financial and Insurance Services, and BISYS Insurance Services, Inc.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                INVESTMENT OBJECTIVE                         INVESTMENT ADVISOR/SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              Growth of capital                                 AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund(1,3)                  Growth of capital                                 AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund(1,3)          Long-term growth of capital                       AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio(1,3)  Long-term capital appreciation                    Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                Match the performance of the Standard & Poor's
DWS Equity 500 Index VIP                        500 Composite Stock Price Index which emphasizes  Deutsche Asset Management, Inc.
                                                stocks of large U.S. companies
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government              Current income by investing primarily in a        Federated Investment Management
Securities II                                   diversifiedportfolio or U.S. government           Company
                                                securities
------------------------------------------------------------------------------------------------------------------------------------
                                                High current income by investing primarily in a
Federated High Income Bond Fund II              professionally managed, diversified portfolio of  Federated Investment Management
                                                fixed income securities                           Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio            Long-term capital appreciation                    Fidelity Management and Research
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio     Capital growth                                    Fidelity Management and Research
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                   Capital appreciation                              Fidelity Management and Research
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
                                                As high a level of current income as is           Fidelity Management and Research
Fidelity VIP Investment Grade Bond Portfolio    consistent with the preservation of capital        Company Subadvisor: Fidelity
                                                                                                   Investments Money Management,
                                                                                                   Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                Maximize income while maintaining prospects
Franklin Income Securities Fund                 for capital appreciation                          Franklin Advisers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio(1,3)      Long-term capital appreciation                    Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                High current income and the opportunity for
Lord Abbett Bond-Debenture Portfolio            capital appreciation to produce a high total      Lord, Abbett & Co. LLC
                                                return
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio         Long-term growth of capital and income without    Lord, Abbett & Co. LLC
                                                excessive fluctuations in market value
------------------------------------------------------------------------------------------------------------------------------------
                                                Capital appreciation through investments,
Lord Abbett Mid-Cap Value Portfolio             primarily in equity securities which are          Lord, Abbett & Co. LLC
                                                believed to be undervalued in the marketplace
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                   Capital appreciation with income as a secondary   Franklin Mutual Advisers, LLC
                                                goal
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio         Long term capital growth                          Neuberger Berman Management Inc.
                                                                                                   Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio         Long term growth of capital; current income is    Neuberger Berman Management Inc.
                                                a secondary goal                                   Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                Capital appreciation by investing in securities
Oppenheimer Capital Appreciation Fund/VA        of well-known, established companies              OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                Long-term capital appreciation by investing in
Oppenheimer Global Securities Fund/VA           securities of foreign insurers, "growth-type"     OppenheimerFunds, Inc.
                                                companies, cyclical industries and special
                                                situations
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA       Capital appreciation                              OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                Intermediate and long-term growth of capital      Phoenix Investment Counsel, Inc.
Phoenix Capital Growth Series                   appreciation with income as a secondary            Subadvisor: Harris Investment
                                                consideration                                      Management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                Dividend growth, current income and capital       Phoenix Investment Counsel, Inc.
                                                appreciation
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                   Capital appreciation                               Subadvisor: Bennett Lawrence
                                                                                                   Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                As high a level of current income as is
Phoenix Money Market Series                     consistent with the preservation of capital       Phoenix Investment Counsel, Inc.
                                                and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series        Long-term total return                            Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                High current income while attempting to limit
Phoenix Multi-Sector Short Term Bond Series     changes in the series' net asset value per        Phoenix Investment Counsel, Inc.
                                                share caused by interest rate changes
------------------------------------------------------------------------------------------------------------------------------------
                                                High total return consistent with prudent
Phoenix Strategic Allocation Series             investment risk                                   Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           High total return consistent with reasonable      Phoenix Investment Counsel, Inc.
                                                risk                                               Subadvisor: Aberdeen Asset
                                                                                                   Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-Alger Small-Cap Growth Series           Long-term capital growth                           Subadvisor: Fred Alger
                                                                                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                INVESTMENT OBJECTIVE                         INVESTMENT ADVISOR/SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities    Capital appreciation and income with              Duff & Phelps Investment
Series                                          approximately equal emphasis                      Management Co.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth                           Subadvisor: Standard & Poor's
Aggressive Growth                                                                                  Investment Advisory Services,
                                                                                                   LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth with current income       Subadvisor: Standard & Poor's
Growth                                          as a secondary consideration                       Investment Advisory Services,
                                                                                                   LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:    Current income with capital growth as a            Subadvisor: Standard & Poor's
Moderate                                        secondary consideration                            Investment Advisory Services,
                                                                                                   LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth and current income        Subadvisor: Standard & Poor's
Moderate Growth                                 with a greater emphasis on capital growth          Investment Advisory Services,
                                                                                                   LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                Long-term capital appreciation with current       Phoenix Variable Advisors, Inc.
Phoenix-Sanford Bernstein Mid-Cap Value Series  income as a secondary investment objective         Subadvisor: AllianceBernstein
                                                                                                   L.P.
------------------------------------------------------------------------------------------------------------------------------------
                                                Long-term capital appreciation by investing
                                                primarily in small-capitalization stocks that     Phoenix Variable Advisors, Inc.
Phoenix-Sanford Bernstein Small-Cap Value       undervalued with current income as a secondary     Subadvisor: AllianceBernstein
Series                                          investment objective                                L.P.
------------------------------------------------------------------------------------------------------------------------------------
                                                Long-term capital appreciation with current       Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series              income as a secondary consideration                Subadvisor: Morgan Stanley
                                                                                                   Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Equity 500 Index Series      High total return                                  Subadvisor: Morgan Stanley
                                                                                                   Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy      Maximum real return consistent with prudent       Pacific Investment Management
Portfolio                                       investment management                              Company LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                Maximum real return, consistent preservation      Pacific Investment Management
PIMCO VIT Real Return Portfolio                 of real capital and prudent investment             Company LLC
                                                management
------------------------------------------------------------------------------------------------------------------------------------
                                                Maximum total return, consistent with             Pacific Investment Management
PIMCO VIT Total Return Portfolio                preservation of capital and prudent                Company LLC
                                                investment management
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long    Investment results that either match or
Bond Fund(1),(3)                                correlate to the performance of a specific        Rydex Global Advisors
                                                benchmark
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment results that either match or
Rydex Variable Trust Nova Fund(1),(3)           correlate to the performance of a specific        Rydex Global Advisors
                                                benchmark
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation
 Fund(1),(3)                                    Long-term capital appreciation                    Rydex Global Advisors
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund    Long-term capital appreciation                    Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               Long-term capital growth                          Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund(2),(3)   High total return                                 Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                Long-term capital growth                          Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio      Capital appreciation and current income           Morgan Stanley Investment
                                                                                                   Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                     Long-term growth of capital                       Columbia Wanger Asset
                                                                                                   Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  Long-term growth of capital                       Columbia Wanger Asset
                                                                                                   Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                   Long-term growth of capital                       Columbia Wanger Asset
                                                                                                   Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   Long-term growth of capital                       Columbia Wanger Asset
                                                                                                   Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule;
    (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

PHOENIX LIFE AND ANNUITY COMPANY
PO Box 22012
Albany, NY 12201-2012


Additional information about Corporate Edge (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is contained in the Statement of Additional Information ("SAI") dated May 1, 2007, which has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171 or you can download copies from the Phoenix Companies Inc. web site at phoenixwm.com.


Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 551-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580 Washington, D.C. 20549.


Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
V608


Investment Company Act File No. 811-07835


L0268PR (C) 2007 The Phoenix Companies, Inc.                                5/07

                                                                     [Version C]

                              EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


PROSPECTUS                                                           MAY 1, 2007


Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account. The subaccounts purchase shares of the following funds:


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
>  AIM V.I. Capital Appreciation Fund
>  AIM V.I. Core Equity Fund(1)
>  AIM V.I. Mid Cap Core Equity Fund(1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
>  Alger American Leveraged AllCap Portfolio(1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
>  DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
>  Federated Fund for U.S. Government Securities II
>  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
>  Fidelity VIP Contrafund(R) Portfolio
>  Fidelity VIP Growth Opportunities Portfolio
>  Fidelity VIP Growth Portfolio
>  Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
>  Franklin Income Securities Fund
>  Mutual Shares Securities Fund
>  Templeton Developing Markets Securities Fund
>  Templeton Foreign Securities Fund
>  Templeton Global Asset Allocation Fund 2
>  Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES  - SERVICE SHARES
------------------------------------------
>  Lazard Retirement Small Cap Portfolio(1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
>  Lord Abbett Bond-Debenture Portfolio
>  Lord Abbett Growth and Income Portfolio
>  Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
>  Neuberger Berman AMT Fasciano Portfolio
>  Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
>  Oppenheimer Capital Appreciation Fund/VA
>  Oppenheimer Global Securities Fund/VA
>  Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
>  Phoenix Capital Growth Series
>  Phoenix Growth and Income Series
>  Phoenix Mid-Cap Growth Series
>  Phoenix Money Market Series
>  Phoenix Multi-Sector Fixed Income Series
>  Phoenix Multi-Sector Short Term Bond Series
>  Phoenix Strategic Allocation Series
>  Phoenix-Aberdeen International Series
>  Phoenix-Alger Small-Cap Growth Series
>  Phoenix-Duff & Phelps Real Estate Securities Series
>  Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
>  Phoenix-S&P Dynamic Asset Allocation Series: Growth
>  Phoenix-S&P Dynamic Asset Allocation Series: Moderate
>  Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
>  Phoenix-Sanford Bernstein Mid-Cap Value Series
>  Phoenix-Sanford Bernstein Small-Cap Value Series
>  Phoenix-Van Kampen Comstock Series
>  Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
>  PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
>  PIMCO VIT Real Return Portfolio
>  PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
>  Rydex Variable Trust Inverse Government Long Bond Fund(1)
>  Rydex Variable Trust Nova Fund(1)
>  Rydex Variable Trust Sector Rotation Fund(1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
>  Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
>  Wanger International Select
>  Wanger International Small Cap
>  Wanger Select
>  Wanger U.S. Smaller Companies

        (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


The U.S. Securities and Exchange Commission ("SEC") has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Read and keep this prospectus for future reference. Replacing any existing policy or contract with this policy may not be to your advantage. You should carefully compare this policy with your existing one and you should also determine if the replacement will result in any income taxes. The policy is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Policy investments are subject to risk, including the possible loss of principal invested. If you have any questions, please contact us at:


[ENVELOPE] PHOENIX VARIABLE PRODUCTS    [TELEPHONE] VARIABLE AND UNIVERSAL
           OR MAIL OPERATIONS ("VPMO")              LIFE ADMINISTRATION ("VULA")
           P.O. Box 8027                           (800) 541-0171
           Boston, MA 02266-8027

                                TABLE OF CONTENTS


Heading                                                               Page
---------------------------------------------------------------------------
BENEFIT/RISK SUMMARY ...............................................    3
   Policy Benefits..................................................    3
   Policy Risks.....................................................    3
FEE TABLES..........................................................    4
   Transaction Fees.................................................    5
   Periodic Charges Other than Fund Operating Expenses..............    5
   Minimum and Maximum Fund Operating Expenses......................    6
   Annual Fund Expenses.............................................    7
PHOENIX LIFE AND ANNUITY COMPANY ...................................   10
PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL
   LIFE ACCOUNT.....................................................   10
   Valuation Date...................................................   10
   Performance History..............................................   10
VOTING RIGHTS.......................................................   10
THE VARIABLE INVESTMENT OPTIONS.....................................   11
    Administrative, Marketing and Support Service Fees..............   11
THE GUARANTEED INTEREST ACCOUNT.....................................   11
CHARGES AND DEDUCTIONS .............................................   12
   General..........................................................   12
   Charges Deducted from Premium Payments...........................   12
   Periodic Charges.................................................   12
   Conditional Charges..............................................   13
   Other Charges....................................................   13
THE POLICY..........................................................   13
   Contract Rights..................................................   13
   Contract Limitations.............................................   14
   Purchasing a Policy..............................................   14
GENERAL.............................................................   15
   Postponement of Payments.........................................   15
   Optional Insurance Benefits (Riders).............................   15
   Surrenders.......................................................   16
   Death Benefit....................................................   16

PAYMENT OF PROCEEDS ................................................   16
   Surrender and Death Benefit Proceeds.............................   16
   Payment Amount...................................................   17
   Payment Options..................................................   17
TRANSFER OF POLICY VALUE............................................   17
   Internet, Interactive Voice Response and Telephone
        Transfers...................................................   17
   Transfer Restrictions............................................   18
MARKET TIMING AND OTHER DISRUPTIVE TRADING .........................   18
SYSTEMATIC TRANSFER PROGRAMS........................................   19
    Asset Rebalancing Program.......................................   19
    Dollar Cost Averaging Program...................................   19
POLICY LOANS........................................................   19
LAPSE AND REINSTATEMENT ............................................   20
FEDERAL INCOME TAX CONSIDERATIONS ..................................   20
   Introduction.....................................................   20
   Income Tax Status................................................   21
   Policy Benefits..................................................   21
   Business-Owned Policies..........................................   22
   Modified Endowment Contracts.....................................   22
   Limitations on Unreasonable Mortality and Expense Charges........   22
   Qualified Plans..................................................   23
   Diversification Standards........................................   23
   Owner Control....................................................   23
   Change of Ownership or Insured or Assignment.....................   23
   Other Taxes......................................................   24
   Withholding......................................................   24
THE PHOENIX COMPANIES, INC. -
    LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES ...................   24
FINANCIAL STATEMENTS ...............................................   25
DISTRIBUTION........................................................   25
APPENDIX A - Investment Options ....................................  A-1

BENEFIT/RISK SUMMARY
--------------------------------------------------------------------------------


THIS PROSPECTUS CONTAINS INFORMATION ABOUT THE MATERIAL RIGHTS AND FEATURES OF THE VARIABLE LIFE POLICY THAT YOU SHOULD UNDERSTAND BEFORE INVESTING. THIS SUMMARY DESCRIBES THE GENERAL PROVISIONS.


POLICY BENEFITS

DEATH BENEFITS
Executive Benefit-VUL is a flexible premium fixed and variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

> Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

> Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

> Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.


LOANS AND PARTIAL SURRENDERS


> Generally, you may take loans against 90% of your policy's value less any outstanding debt.

> You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

>  You may fully surrender this policy anytime for its cash surrender value.


Partial surrenders and loans negatively affect the policy value and can increase the risk that the policy will lapse. Partial surrenders reduce the face amount of the policy. Additionally, each of these transactions has costs associated with them.

INVESTMENT CHOICES
You may select from a wide variety of subaccounts and two Guaranteed Interest Accounts. Each subaccount, sometimes referred to as an investment option in this prospectus and supplemental materials, invests directly in a professionally managed fund. You may transfer policy value among any of the subaccounts and the Guaranteed Interest Accounts while continuing to defer current income taxes.

STRATEGIC TRANSFER PROGRAMS
You may also elect a strategic program through which to allocate your premiums and policy value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the company. For more information on the programs, refer to the section on "Strategic Transfer Programs."


FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

>  Full Underwriting; or
>  Simplified Issue Underwriting; or
>  Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS


The following benefits may be available to you by rider

>  Flexible Term Insurance;
>  Cash Surrender Value Enhancement Benefit;
>  Exchange of Insured.


Availability of these riders depends upon state approval and may involve extra cost.

LIMITED SALES CHARGE REFUND
If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value:


> we will refund the entire first year sales charge for a full policy surrender made during the first policy year;

> 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be);


> 1/3 of the first year sales charge will be refunded during the third policy year.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within ten days after you receive it, or within 45 days of signing the application. Your state may require a longer period.

POLICY RISKS

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Separate Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE


Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount. If your policy lapses, it may not be reinstated.


Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each fund is subject to market fluctuations and the risks inherent with ownership of securities, and the policy owner assumes the risk of gain or loss according to the performance of the fund. There is no assurance that any fund will achieve its stated investment objective.


TRANSFER RISK
Transfers or deposits to the Guaranteed Interest Account are generally limited to no more than $250,000 during any one-week period. Transfers out of the Guaranteed Interest Account are limited to one transfer per year. The amount you may transfer out of the Guaranteed Interest Account is limited based on a schedule described later in this prospectus. We reserve the right to reject or restrict transfers if an underlying mutual fund or we determine the transfers reflect a disruptive trading. Minimum balance and minimum transfer limits apply.

FACE AMOUNT INCREASE RISK
Face amount increases will increase the potential surrender charges under the policy.


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
--------------------------------------------------------------------------------

                                TRANSACTION FEES


-------------------------------------------------------------------------------------------------------------------------
        CHARGE                WHEN DEDUCTED                             MAXIMUM AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
SALES CHARGE               Upon premium payment.       The maximum we will ever charge is 5.00% of each premium
                                                       payment(1).
-------------------------------------------------------------------------------------------------------------------------
STATE PREMIUM TAX CHARGE   Upon premium payment.       We charge a maximum of 3.50%(2) of each premium payment,
                                                       depending on the applicable rate for your state.
-------------------------------------------------------------------------------------------------------------------------
DEFERRED ACQUISITION TAX   Upon premium payment.       1.50% of each premium payment.
CHARGE(3)
-------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE           Not applicable.             We do not charge you if you surrender your policy for its cash value.
-------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE   Upon partial surrender or   We currently do not charge for partial surrenders, but we reserve
                           a reduction in the policy   the right to deduct up to 2.00% of the partial surrender amount up
                           face amount.                to a maximum of $25.
-------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE            Upon transfer.              We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per transfer after the first two transfers in any given policy year.
-------------------------------------------------------------------------------------------------------------------------


(1) In policy years one through seven, we currently deduct 5.00% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year eight, we currently deduct 0.00% of premiums paid and we will never deduct more than 2% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.
(3) We do not deduct this charge from payments made in excess of the Target Premium during a policy year.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


-------------------------------------------------------------------------------------------------------------------------
        CHARGE                WHEN DEDUCTED                             MAXIMUM AMOUNT DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)       On policy date and monthly  This charge is based on the "net amount at risk." The "net amount
                           on policy processing day.   at risk" is the current death benefit minus the policy value.
-------------------------------------------------------------------------------------------------------------------------
  Minimum & Maximum                                    $0.02 - $83.33 per $1,000 of net amount at risk per month.
-------------------------------------------------------------------------------------------------------------------------
  Example for a male age                               $0.1269 per $1,000 of net amount at risk per month.
  53 in the standard
  nonsmoker underwriting
  class for a fully
  underwritten policy
-------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE      On policy date and monthly  We charge up to a maximum of $10 per month(2).
                           on policy processing day.
-------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE      On policy date and monthly  The maximum we charge is 0.075% (0.90% on an annual basis) of the
RISK CHARGE(3)             on policy processing day.   policy value in the subaccounts of the Separate Account on the monthly processing day.
-------------------------------------------------------------------------------------------------------------------------
LOAN INTEREST CHARGED(4)   Interest accrues daily and  The maximum net cost to the policy is 2.75% of the loan balance.
                           is due on each policy
                           anniversary.

                           If not paid on that date,
                           we will treat the accrued
                           interest as another loan
                           against the policy.
-------------------------------------------------------------------------------------------------------------------------
OTHER TAX CHARGES          When we become liable       We currently do not charge for taxes, however we reserve the right
                           for taxes.                  to impose a charge should we become liable for taxes in the future.
                                                       Possible taxes would include state or federal income taxes on investment gains of the Separate Account and would be included in our calculation of subaccount values.
-------------------------------------------------------------------------------------------------------------------------
                                                 OPTIONAL INSURANCE FEATURES
-------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)     On Rider Policy Date, and   This charge is based on the net amount at risk attributable to the
                           monthly on each Monthly     rider face amount.
                           Calculation Day.
-------------------------------------------------------------------------------------------------------------------------
  Minimum & Maximum                                    $0.02 - $83.33 per $1,000 of net amount at risk per month.
-------------------------------------------------------------------------------------------------------------------------
  Example for a male age                               $0.1048 per $1,000 of net amount at risk per month.
  50 in the standard
  nonsmoker underwriting
  class for a fully
  underwritten policy
-------------------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE       We do not charge for this   No charge. We describe this Rider later under "Optional Insurance
ENHANCEMENT BENEFIT        Rider.                      Benefits."
RIDER                      It is available on a
                           state-by-state basis.
                           Additional restrictions
                           apply.
-------------------------------------------------------------------------------------------------------------------------
EXCHANGE OF INSURED        We do not charge for this   No charge. We describe this Rider later under "Optional Insurance
RIDER                      Rider.                      Benefits."
                           It is available on a state
                           -by-state basis.
-------------------------------------------------------------------------------------------------------------------------


(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5 per month for all policies.
(3) We currently deduct a charge of 0.03% of policy value allocated to the subaccounts each month during the first ten policy years (equal to 0.40% annually), and 0.021% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES, AS A PERCENTAGE OF DAILY NET ASSETS, CHARGED BY ANY OF THE FUNDS, FOR THE YEAR ENDED DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES


                                                                MINIMUM                      MAXIMUM
Total Annual Fund Operating Expenses(1) (expenses that are       0.28%           -            5.12%
deducted from a fund's assets, including management fees,
distribution and/or 12 b-1 fees, and other expenses)


(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

The company and its affiliates may have arrangements with the fund's investment advisors, subadvisors, distributor and/or affiliated companies under which the company or its affiliates receive payments in connection with the provision of administrative, marketing or other support services to the funds. Proceeds of these payments may be used for any corporate purposes, including payment of expenses that the company and its affiliates incur in promoting, issuing, distributing and administering the policies. The company may profit from these fees.

In general, the payments are based on a percentage of the average assets of each fund allocated to the subaccount under the policy or other contracts that may be offered by the company. The amount of the payment is negotiated by the company and the fund and varies with each fund. Aggregate fees relating to the different funds may be as much as 0.40% of the average net assets of a fund attributable to the relevant contracts. A portion of these fees may come from Rule 12b-1 fees that are paid by the fund out of its assets as part of total fund expenses.

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Acquired     Total                    Total
                                         Investment  Rule 12b-1    Other     Fund Fees   Annual   Contractual    Net Annual
                                         Management  or Service  Operating      and       Fund   Reimbursements    Fund
                    Series                   Fee       Fees      Expenses    Expenses   Expenses   & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          0.61       0.00        0.30        0.00       0.91       0.00         0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   0.61       0.00        0.28        0.02(2)    0.91       0.00         0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund           0.72       0.00        0.32        0.02(2)    1.06       0.00         1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
 Portfolio                                  0.81       0.00        0.17        0.00       0.98       0.35         0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                    0.29       0.00        0.00        0.00       0.29      (0.01)        0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
 Securities II                              0.60       0.00        0.39        0.00       0.99       0.00         0.99(18)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II          0.60       0.00        0.42        0.00       1.02       0.00         1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio        0.57       0.10        0.09        0.00       0.76       0.00         0.76(5, 18)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
 Portfolio                                  0.57       0.10        0.15        0.00       0.82       0.00         0.82(6, 18)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio               0.57       0.10        0.11        0.00       0.78       0.00         0.78(5, 7, 18)
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
 Portfolio                                  0.32       0.10        0.12        0.00       0.54       0.00         0.54
----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund             0.46       0.25        0.01        0.00       0.72       0.00         0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio       0.75       0.25        0.18        0.00       1.18       0.00         1.18
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio        0.50       0.00        0.46        0.00       0.96      (0.06)        0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     0.48       0.00        0.39        0.00       0.87       0.00         0.87
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio         0.74       0.00        0.38        0.00       1.12       0.00         1.12
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund               0.60       0.25        0.21        0.00       1.06       0.00         1.06
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio     1.15       0.25        0.60        0.00       2.00      (0.60)        1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio     0.85       0.25        0.15        0.00       1.25       0.00         1.25
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
 Fund/VA                                    0.64       0.25        0.03        0.00       0.92       0.00         0.92
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA       0.63       0.25        0.03        0.00       0.91       0.00         0.91
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
 Fund/VA                                    0.74       0.25        0.01        0.00       1.00       0.00         1.00
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               0.68       0.00        0.24        0.00       0.92       0.00         0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                             Acquired     Total                    Total
                                         Investment  Rule 12b-1    Other     Fund Fees   Annual   Contractual    Net Annual
                                         Management  or Service  Operating      and       Fund   Reimbursements    Fund
                    Series                   Fee       Fees      Expenses    Expenses   Expenses   & Waivers      Expenses
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series            0.70       0.00        0.27        0.00       0.97       (0.06)       0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series               0.80       0.00        0.35        0.00       1.15       (0.01)       1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                 0.40       0.00        0.26        0.00       0.66       (0.01)       0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
 Series                                     0.50       0.00        0.24        0.00       0.74        0.00        0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond
 Series                                     0.50       0.00        0.38        0.00       0.88       (0.18)       0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         0.59       0.00        0.25        0.00       0.84       (0.01)       0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       0.75       0.00        0.26        0.00       1.01        0.00        1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series       0.85       0.00        0.42        0.00       1.27       (0.27)       1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
 Securities Series                          0.75       0.00        0.27        0.00       1.02        0.00        1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
 Series: Aggressive Growth                  0.40       0.25        1.02        0.31(12b)  1.98       (0.97)       1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
 Series: Growth                             0.40       0.25        0.93        0.14(12b)  1.72       (0.88)       0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate                           0.40       0.25        2.45        0.19(12b)  3.29       (2.40)       0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
 Series: Moderate Growth                    0.40       0.25        1.34        0.15(12b)  2.14       (1.29)       0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
 Value Series                               1.05       0.00        0.28        0.00       1.33       (0.02)       1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
 Value Series                               1.05       0.00        0.31        0.00       1.36       (0.05)       1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series          0.70       0.00        0.30        0.00       1.00       (0.05)       0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
 Series                                     0.45       0.00        0.32        0.00       0.77       (0.14)       0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
 Strategy Portfolio                         0.49       0.25        0.25        0.03(2)    1.02       (0.03)       0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio             0.25       0.25        0.25        0.00       0.75        0.00        0.75
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio            0.25       0.25        0.25        0.00       0.75        0.00        0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
 Long Bond Fund                             0.90       0.00        4.22        0.00       5.12        0.00        5.12
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund              0.75       0.00        0.73        0.00       1.48        0.00        1.48
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund   0.90       0.00        0.74        0.00       1.64        0.00        1.64
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
 Fund                                       1.23       0.25        0.24        0.00       1.72        0.00        1.72
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           0.63       0.25        0.15        0.03       1.06       (0.03)       1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      0.62       0.25        0.23        0.01       1.11       (0.01)       1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            0.74       0.25        0.04        0.00       1.03        0.00        1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio  0.43       0.35        0.30        0.00       1.08        0.00        1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                 0.99       0.00        0.20        0.00       1.19        0.00        1.19
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              0.91       0.00        0.10        0.00       1.01        0.00        1.01
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                               0.85       0.00        0.09        0.00       0.94        0.00        0.94
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               0.90       0.00        0.05        0.00       0.95        0.00        0.95
----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)   The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

            Expense Cap %              Expense Cap %              Expense Cap %
      a         0.15            c           0.25          e           0.35
      b         0.20            d           0.30

(12)a The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

(12)b As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15)  Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

------------------------------------------------------------------------------
                                                          Net Annual Fund
                  Fund                    Reimbursements      Expenses
------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                              (0.27)            0.72
Federated High Income Bond Fund II            (0.25)            0.77
Fidelity VIP Contrafund(R) Portfolio          (0.01)            0.75
Fidelity VIP Growth Opportunities
   Portfolio                                  (0.04)            0.78
Fidelity VIP Growth Portfolio                 (0.01)            0.77
Van Kampen UIF Equity and Income
   Portfolio                                  (0.30)            0.78

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company ("PLAC") is a Connecticut stock life insurance company incorporated on July 15, 1981, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899 and our statutory home office is at 31 Tech Valley Drive in East Greenbush, New York 12061.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e., as "we", "us", "our", "Company").

PHOENIX LIFE AND ANNUITY VARIABLE
UNIVERSAL LIFE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Separate Account's management, investment practices or policies, or those of Phoenix Life and Annuity Company.

Under Connecticut law, all income, gains or losses whether or not realized of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses, whether or not realized, from any other business or activity of PLAC. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that PLAC may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of PLAC.


The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every valuation day that the New York Stock Exchange ("NYSE") is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page one of this prospectus. Each portfolio's investment objective is given in Appendix A.


We do not guarantee the investment performance of the Separate Account or of any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Separate Account.

We reserve the right to add, remove, modify, or substitute portfolios in which the Separate Account invests.

Copies of the fund prospectuses may be obtained by writing to us or calling us at the address or telephone number provided on the front page of this prospectus.

VALUATION DATE


A valuation date is every day the NYSE is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:


1.  the NYSE is closed or may have closed early;
2.  the SEC has determined that a state of emergency exists;
    or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1)  the election of the fund's Trustees;
2)  the ratification of the independent accountants for the fund;
3)  approval or amendment of investment advisory agreements;
4)  a change in fundamental policies or restrictions of the series; and
5)  any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at the address and telephone number given on page one.


THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The Subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g., a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant policy owner assets.

In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the policy, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any series will achieve its stated investment objective.

You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
The Company and the principal underwriter for the policies have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the policies receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the policies incur in promoting, issuing, distributing and administering the policies. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the policy or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its Total Annual Operating Expenses.


THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------

In addition to the Separate Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

>   First Year:     25% of the total value
>   Second Year:    33% of remaining value
>   Third Year:     50% of remaining value
>   Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.


Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy.

STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our federal income tax liability relating to our receipt of premium. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES


We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, unless we agree otherwise, we will proportionally increase the deduction from the remaining investment options.


> ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

    We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

> COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

    We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table [based on the Insured's last birthday].

    We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes.

    Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

    The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

> MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

    We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

    We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

> If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

    Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

    We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

> COST OF OPTIONAL INSURANCE FEATURES (RIDERS). Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

    The Executive Benefit-VUL policy has two riders available at no additional charge:


    o   Cash Surrender Value Enhancement Benefit; and

    o   Exchange of Insured.


    We charge for providing benefits under the following rider:

    o Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

> LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

    As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

                                             RATE WE CREDIT THE
                                            LOANED PORTION OF THE
                LOAN INTEREST RATE           GUARANTEED INTEREST
                     CHARGED                       ACCOUNT
POLICY      CURRENT        GUARANTEED      CURRENT       GUARANTEED
YEARS        RATES           MAXIMUM        RATES         MAXIMUM
1-10         2.75%           4.75%            2%             4%
11-16        2.50%           4.50%            2%             4%
16+          2.25%           4.25%            2%             4%

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

> PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.


> TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year. If we were to impose a transfer charge, it would be intended to recoup the cost of administering the transfer.


OTHER CHARGES
> OTHER TAX CHARGES. Currently no charge is made to the Separate Account for federal income taxes that may be attributable to the Separate Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Separate Account.

> FUND CHARGES. As compensation for investment management services to the funds, the advisors to the funds are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series.

These fund charges and other expenses are described more fully in the respective fund prospectuses.

THE POLICY
--------------------------------------------------------------------------------


CONTRACT RIGHTS


OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

>   85 for policies with full Underwriting;
>   70 for policies with Simplified Issue Underwriting; and
>   64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix VPMO. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:


>   Full Underwriting;
>   Simplified Issue Underwriting; and
>   Guaranteed Issue Underwriting.


We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We generally require a minimum premium on a case basis of $100,000 for fully underwritten cases and $50,000 for simplified issue and guaranteed issue cases. There may be additional restrictions in some states.

PREMIUM PAYMENTS
Executive Benefit-VUL is a flexible premium variable and fixed universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Separate Account or the Guaranteed Interest Account. Each subaccount of the Separate Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.


We will generally allocate the issue premium, less applicable charges, according to your instructions. We may accept alternate instructions from you to prevent your policy from becoming a Modified Endowment Contract. For more information, refer to the section, "Federal Income Tax Considerations."


We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to VPMO.

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:


> we may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account;


> we may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings, trading on the NYSE is restricted, on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day); or

> when the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Separate Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

> Cash Surrender Value Enhancement Benefit Rider. This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable.

> Exchange of Insured Rider. This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

    You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

    Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

    You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

    Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

> Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed ten times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

Please see the Statement of Additional Information for information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charge feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our VPMO. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within seven days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our VPMO. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. If you change from Death Benefit Option 1 to Death Benefit Option 2, the face amount will be decreased by the Policy Value, and if you change from Death Benefit Option 2 to Death Benefit Option 1, the face amount will be increased by the Policy Value. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

---------------------------------------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
---------------------------------------------------------------
                          The greater of (a) or (b) where:
                          (a) is the policy's face amount; and
DEATH BENEFIT OPTION 1    (b) is the minimum death benefit
                              in effect on the date of death.
---------------------------------------------------------------
                          The greater of (a) or (b), where:
                          (a) is equal to the policy's face
                              amount on the date of death
DEATH BENEFIT OPTION 2        plus the policy value; and
                          (b) is the minimum death benefit
                              in effect on the date of death.
---------------------------------------------------------------
                          The greater of (a), (b), or (c),
                          where:
                          (a) is equal to the policy's face
                              amount as of the date of death
                              plus the sum of all premiums
DEATH BENEFIT OPTION 3        minus withdrawals,
                          (b) is equal to the policy's face
                              amount on the date of death;
                              and
                          (c) is the minimum death benefit
                              in effect on the date of death.
---------------------------------------------------------------

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within seven days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charge feature or by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

>   10 years; or
>   20 years; or
>   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE
--------------------------------------------------------------------------------

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS


You may transfer your policy value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or Telephone. You may write to VPMO or call VULA between the hours of 8:30 AM and 4:00 PM, Eastern Time. (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it at VPMO. We will execute transfers on the day you make the request except as noted below.


We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the two-transfer limit. For more information, see "Disruptive Trading and Market Timing."

You may permit your registered representative to submit transfer requests on your behalf.

PLAC and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers PLAC and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PLAC and PEPCO reasonably believe to be genuine.

We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

TRANSFER RESTRICTIONS
We do not permit transfers of less than $500 unless either:

> the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

>   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer, would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greatest of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.


MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

We discourage market timing activity, frequent transfers of policy value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

"Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

> dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

> an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

>   increased brokerage and administrative expenses.

To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

> limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

> restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

> require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

> impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

>   impose other limitations or restrictions.

Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


SYSTEMATIC TRANSFER PROGRAMS
--------------------------------------------------------------------------------

You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.


ASSET REBALANCING PROGRAM


Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


DOLLAR COST AVERAGING PROGRAM


Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

>     $25 monthly               >     $150 semiannually
>     $75 quarterly             >     $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the program.

Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the VPMO (see page one). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

POLICY LOANS
--------------------------------------------------------------------------------

You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

-----------------------------------------------------------------
                                            RATE WE CREDIT THE
                                          LOANED PORTION OF THE
                 LOAN INTEREST RATE        GUARANTEED INTEREST
                     CHARGED                     ACCOUNT
-----------------------------------------------------------------
POLICY       CURRENT       GUARANTEED     CURRENT      GUARANTEED
YEARS         RATES         MAXIMUM        RATES        MAXIMUM
-----------------------------------------------------------------
1-10          2.75%          4.75%           2%            4%
-----------------------------------------------------------------
11-16         2.50%          4.50%           2%            4%
-----------------------------------------------------------------
16+           2.25%          4.25%           2%            4%
-----------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to three times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
This discussion is general in nature and is not intended as income tax advice. We make no attempt to consider any estate and inheritance taxes, or any state, local or other tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy. The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, U.S. Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

The ultimate effect of federal income taxes on values under the Separate Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. For complete information on federal and state income tax considerations, an income tax advisor should be consulted.


INCOME TAX STATUS


We are taxed as a life insurance company under the Internal Revenue Code of 1986 (the "Code"), as amended. For federal income tax purposes, neither the Separate Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company and their operations form a part of the companies.

Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the value of the Separate Account. Investment income of the Separate Account, including realized net capital gains, is not taxed to us. Due to our income tax status under current provisions of the Code, no charge currently will be made to the Separate Account for our federal income taxes which may be attributable to the Separate Account. We reserve the right to make a deduction for taxes if our federal income tax treatment is determined to be other than what we currently believe it to be, if changes are made affecting the income tax treatment to our variable life insurance contracts, or if changes occur in our income tax status. If imposed, such charge would be equal to the federal income taxes attributable to the investment results of the Separate Account.

POLICY BENEFITS
DEATH BENEFIT PROCEEDS


The policy, whether or not it is a modified endowment contract (see "Modified Endowment Contracts"), should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds thereunder should be excludable from the gross income of the beneficiary under Code Section 101(a)(1) unless there has been a transfer for valuable consideration. Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. However, see the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan. In addition, a benefit paid under a Living Benefits Rider may be taxable as income in the year of receipt.


Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess, if any, of the cash value (unreduced by any outstanding indebtedness) over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER


If the policy is a modified endowment contract, partial surrenders and other distributions are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts below. If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of that amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered. We suggest you consult with your tax advisor in advance of a proposed decrease in death benefits or a partial surrender as to the portion, if any, which would be subject to tax, and in addition as to the impact such partial surrender might have under the rules affecting modified endowment contracts. The benefit payment under the Living Benefits Rider is not considered a partial surrender.


LOANS


We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on modified endowment contracts. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you as long as the policy remains in force.


The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult an income tax advisor with respect to the tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL


Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet the "7-pay test" of Code Section 7702A.


This test compares your policy to a hypothetical life insurance policy of equal face amount which requires seven equal annual premiums to be "fully paid-up," continuing to provide a level death benefit with no further premiums. A policy becomes a modified endowment contract if, at any time during the first seven years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. Premiums paid during a policy year but which are returned by us with interest within 60 days after the end of the policy year will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST SEVEN YEARS
If there is a reduction in death benefits or reduction or elimination of any Optional Insurance Benefits previously elected, during the first seven policy years, the premiums are redetermined for purposes of the 7-pay test as if the policy originally had been issued at the reduced death benefit level and the new limitation is applied to the cumulative amount paid for each of the first seven policy years.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which the test is failed and all subsequent policy years. However, distributions made in anticipation of such failure (there is a presumption that distributions made within two years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for seven years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Any amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions. This additional tax will not apply in the case of distributions that are:

>   made on or after the taxpayer attains age 59 1/2;

>   attributable to the taxpayer's disability (within the meaning of Code
    Section 72(m)(7)); or

> part of a series of substantially equal periodic payments (not less often than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his beneficiary.

MATERIAL CHANGE RULES
Any determination of whether the policy meets the 7-pay test will begin again any time the policy undergoes a "material change," which includes any increase in death benefits or any increase in or addition of a qualified additional benefit, or any increase in or addition of any rider benefit available as an Optional Insurance Benefit (described above), with the following two exceptions.

> First, if an increase is attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first seven policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.


> Second, to the extent provided in regulations, if the death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment based on an established broad-based index specified in the policy, this does not constitute a material change if the cost-of-living increase is funded ratably over the remaining premium payment period of the policy.

A material change may occur at any time during the life of the policy (within the first seven years or thereafter), and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts. A tax advisor should be consulted about the tax consequences of the purchase of more than one modified endowment contract within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by the U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

QUALIFIED PLANS
A policy may be used in conjunction with certain qualified plans. Since the rules governing such use are complex, you should not use the policy in conjunction with a qualified plan until you have consulted a pension consultant or income tax advisor.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), ("Diversification Regulations") each series is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series' assets be invested in no more than:

>   55% in any one investment

>   70% in any two investments

>   80% in any three investments

>   90% in any four investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account; therefore, each series will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified if any of the assets of the Separate Account are direct obligations of the U.S. Treasury. In this case, there is no limit on the investment that may be made in U.S. Treasury securities, and for purposes of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Separate Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.


We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract, for federal income tax purposes.

OWNER CONTROL
For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and the company regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment. The company reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract, without recognition of gain or loss, assuming that no money or other property is received in the exchange, and that the policies relate to the same Insured. If the surrendered policy is subject to a policy loan, this may be treated as the receipt of money on the exchange. We recommend that any person contemplating such actions seek the advice of an income tax advisor.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to these types of taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


THE PHOENIX COMPANIES, INC.- LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information, which you can get free of charge by calling the toll free number given on page one. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.


DISTRIBUTION
--------------------------------------------------------------------------------


The Company has appointed PEPCO to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. The Company reimburses PEPCO for expenses PEPCO incurs in distributing the policies (e.g., commissions payable to retail broker-dealers who sell the policies). PEPCO does not retain any fees under the policies; however, PEPCO may receive 12b-1 fees from the funds.


PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

PEPCO and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Policy are solicited by registered representatives who are associated persons of such broker-dealer firms. Those representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. The Company intends to offer the policy in all jurisdictions where it is licensed to do business and where the policy is approved. The policies are offered on a continuous basis.

COMPENSATION. Broker-dealers having selling agreements with PEPCO and the Company are paid compensation for the promotion and sale of the policies. Registered representatives who solicit sales of the policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representatives. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

Compensation paid on the policies, as well as other incentives or payments, is not assessed as an additional direct charge to policy owners or the Separate Account. Instead, you pay for sales and distribution expenses through overall charges and fees assessed under your policy. For example, front end sales charges, per thousand sales loads, and /or any profits the Company may realize through assessing the mortality and expense risk charge under your policy may be used to pay for sales and distribution expenses. We may also pay for sales and distribution expenses out of any payments the Company or PEPCO may receive from the funds for providing administrative, marketing and other support and services to the funds.


The amount and timing of overall compensation, which includes both commissions and the additional compensation as outlined below, may vary depending on the selling and other agreements in place. The additional compensation or reimbursement we pay to certain broker-dealers may be paid in the form of flat fees. However, these payments may be represented as a percentage of expected premium payments. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. Phoenix will pay a maximum total sales commission of up to 112% of target premium payments in the first policy year, up to 20% of excess target premium payments in the first policy year, up to 20% of target premium payments in the following policy years, and asset based fees of up to 0.25% of policy value in the following policy years.

PERCENTAGE OF PREMIUM PAYMENT. We generally pay compensation as a percentage of premium payments invested in the policy ("commissions"). In addition, we pay periodic asset-based commission based on all or a portion of the policy value. The amount of commissions we pay may vary depending on the selling agreement.

PROMOTIONAL INCENTIVES AND PAYMENTS. To the extent permitted by NASD rules and other applicable laws and regulations, PEPCO may pay or allow other promotional incentives or payments in the firm of cash or other compensation.

PREFERRED DISTRIBUTION ARRANGEMENTS. The Company and PEPCO have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on: aggregate, net or anticipated sales of the policies; total assets attributable to sale of the policies by registered representatives of the broker-dealer firm; the length of time that a policy owner has owned the policy; meeting certain sales thresholds; and/or actual or anticipated overhead expenses incurred by the broker-dealer firms in offering the policies and other variable insurance products offered by the Company or its affiliates. Compensation under these arrangements may be in the form of one-time or periodic lump sum payments. The company and PEPCO have entered into such arrangements with Merrill Lynch, Pierce, Fenner & Smith, Inc., Wachovia Securities, 1st Global Capital Corp., AXA Network, A.G. Edwards & Sons, Inc., LPL Financial Services, National Financial Partners, FFR Financial and Insurance Services, and BISYS Insurance Services, Inc.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                INVESTMENT OBJECTIVE                         INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              Growth of capital                                 AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund(1,3)                  Growth of capital                                 AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund(1,3)          Long-term growth of capital                       AIM Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio(1,3)  Long-term capital appreciation                    Fred Alger Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                Match the performance of the Standard & Poor's
DWS Equity 500 Index VIP                        500 Composite Stock Price Index which emphasizes  Deutsche Asset Management, Inc.
                                                stocks of large U.S. companies
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government              Current income by investing primarily in a        Federated Investment Management
Securities II                                   diversifiedportfolio or U.S. government           Company
                                                securities
------------------------------------------------------------------------------------------------------------------------------------
                                                High current income by investing primarily in a
Federated High Income Bond Fund II              professionally managed, diversified portfolio of  Federated Investment Management
                                                fixed income securities                           Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio            Long-term capital appreciation                    Fidelity Management and Research
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio     Capital growth                                    Fidelity Management and Research
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                   Capital appreciation                              Fidelity Management and Research
                                                                                                  Company
------------------------------------------------------------------------------------------------------------------------------------
                                                As high a level of current income as is           Fidelity Management and Research
Fidelity VIP Investment Grade Bond Portfolio    consistent with the preservation of               Company Subadvisor: Fidelity
                                                capital                                           Investments Money Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                 Maximize income while maintaining prospects       Franklin Advisers, Inc.
                                                for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio(1,3)      Long-term capital appreciation                    Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                High current income and the opportunity for
Lord Abbett Bond-Debenture Portfolio            capital appreciation to produce a high total      Lord, Abbett & Co. LLC
                                                return
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio         Long-term growth of capital and income without    Lord, Abbett & Co. LLC
                                                excessive fluctuations in market value
------------------------------------------------------------------------------------------------------------------------------------
                                                Capital appreciation through investments,
Lord Abbett Mid-Cap Value Portfolio             primarily in equity securities which are          Lord, Abbett & Co. LLC
                                                believed to be undervalued in the marketplace
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                   Capital appreciation with income as a secondary   Franklin Mutual Advisers, LLC
                                                goal
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio         Long term capital growth                          Neuberger Berman Management Inc.
                                                                                                   Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                Long term growth of capital; current income is    Neuberger Berman Management Inc.
Neuberger Berman AMT Guardian Portfolio         a secondary goal                                   Subadvisor: Neuberger Berman, LLC
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA        Capital appreciation by investing in securities   OppenheimerFunds, Inc.
                                                of well-known, established companies
------------------------------------------------------------------------------------------------------------------------------------
                                                Long-term capital appreciation by investing in
Oppenheimer Global Securities Fund/VA           securities of foreign insurers, "growth-type"     OppenheimerFunds, Inc.
                                                companies, cyclical industries and special
                                                situations
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA       Capital appreciation                              OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                Intermediate and long-term growth of capital      Phoenix Investment Counsel, Inc.
Phoenix Capital Growth Series                   appreciation with income as a secondary            Subadvisor: Harris Investment
                                                consideration                                      Management
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                Dividend growth, current income and capital       Phoenix Investment Counsel, Inc.
                                                appreciation
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                   Capital appreciation                               Subadvisor: Bennett Lawrence
                                                                                                   Management LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                As high a level of current income as is
Phoenix Money Market Series                     consistent with the preservation of capital       Phoenix Investment Counsel, Inc.
                                                and maintenance of liquidity
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series        Long-term total return                            Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                High current income while attempting to limit
Phoenix Multi-Sector Short Term Bond Series     changes in the series' net asset value per        Phoenix Investment Counsel, Inc.
                                                share caused by interest rate changes
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series             High total return consistent with prudent         Phoenix Investment Counsel, Inc.
                                                investment risk
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series           High total return consistent with reasonable      Phoenix Investment Counsel, Inc.
                                                risk                                               Subadvisor: Aberdeen Asset
                                                                                                   Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-Alger Small-Cap Growth Series           Long-term capital growth                           Subadvisor: Fred Alger
                                                                                                   Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
              FUND NAME                                INVESTMENT OBJECTIVE                         INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities    Capital appreciation and income with              Duff & Phelps Investment
Series                                          approximately equal emphasis                      Management Co.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth                           Subadvisor: Standard & Poor's
Aggressive Growth                                                                                  Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth with current income       Subadvisor: Standard & Poor's
Growth                                          as a secondary consideration                       Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation Series:    Current income with capital growth as a            Subadvisor: Standard & Poor's
Moderate                                        secondary consideration                            Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:    Long-term capital growth and current income       Phoenix Variable Advisors, Inc.
Moderate Growth                                 with a greater emphasis on capital growth          Subadvisor: Standard & Poor's
                                                                                                   Investment Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series  Long-term capital appreciation with current       Phoenix Variable Advisors, Inc.
                                                income as a secondary investment objective         Subadvisor: AllianceBernstein
                                                                                                   L.P.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value       Long-term capital appreciation by investing       Phoenix Variable Advisors, Inc.
Series                                          primarily in small-capitalization stocks          Subadvisor: AllianceBernstein L.P.
                                                that appear to be undervalued with current
                                                income as a secondary investment objective
------------------------------------------------------------------------------------------------------------------------------------
                                                Long-term capital appreciation with current       Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series              income as a secondary consideration                Subadvisor: Morgan Stanley
                                                                                                   Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Equity 500 Index Series      High total return                                  Subadvisor: Morgan Stanley
                                                                                                   Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy      Maximum real return consistent with prudent       Pacific Investment Management
Portfolio                                       investment management                             Company LLC
------------------------------------------------------------------------------------------------------------------------------------
                                                Maximum real return, consistent preservation      Pacific Investment Management
PIMCO VIT Real Return Portfolio                 of real capital and prudent investment            Company LLC
                                                management
------------------------------------------------------------------------------------------------------------------------------------
                                                Maximum total return, consistent with             Pacific Investment Management
PIMCO VIT Total Return Portfolio                preservation of capital and prudent               Company LLC
                                                investment management
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long    Investment results that either match or
Bond Fund(1,3)                                  correlate to the performance of a specific        Rydex Global Advisors
                                                benchmark
------------------------------------------------------------------------------------------------------------------------------------
                                                Investment results that either match or
Rydex Variable Trust Nova Fund(1,3)             correlate to the performance of a specific        Rydex Global Advisors
                                                benchmark
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation            Long-term capital appreciation                    Rydex Global Advisors
 Fund(1,3)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund    Long-term capital appreciation                    Templeton Asset Management Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               Long-term capital growth                          Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund(2,3)     High total return                                 Templeton Investment Counsel, LLC
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                Long-term capital growth                          Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio      Capital appreciation and current income           Morgan Stanley Investment
                                                                                                  Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                     Long-term growth of capital                       Columbia Wanger Asset
                                                                                                  Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                  Long-term growth of capital                       Columbia Wanger Asset
                                                                                                  Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                   Long-term growth of capital                       Columbia Wanger Asset
                                                                                                  Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                   Long-term growth of capital                       Columbia Wanger Asset
                                                                                                  Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------

(1)  This fund is closed to new investment on May 1, 2006.

(2)  This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

PHOENIX LIFE AND ANNUITY COMPANY
PO Box 22012
Albany, NY 12202-2012


Additional information about Executive Benefit-VUL (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027, or by telephone (800) 541-0171, or you can download copies from The Phoenix Companies, Inc. web site at phoenixwm.com.


Information about the Separate Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Separate Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, 100 F Street, NE, Room 1580, Washington, D.C. 20549.


Phoenix Life and Annuity Company
A member of The Phoenix Companies, Inc.
phoenixwm.com
V606


Investment Company Act File No. 811-07835


L0134PR (C) 2007 The Phoenix Companies, Inc.                                5/07

                                     PART B

                  (VERSION A IS NOT BEING AMENDED AT THIS TIME)

================================================================================
                                 CORPORATE EDGE
================================================================================

                                                                     [VERSION B]

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2007


                              ---------------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting Phoenix Variable Products Mail Operations ("VPMO") at the address below or by calling Variable and Universal Life Administration ("VULA") at the telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                              ---------------------

                                TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
Phoenix Life and Annuity Company..........................................     2

The Separate Account......................................................     2

The Policy................................................................     3

Services..................................................................     3

Performance History.......................................................     3

Voting Rights.............................................................     6

Safekeeping of the Separate Account's Assets..............................     7

State Regulation..........................................................     7

Reports...................................................................     7

Experts ..................................................................     7

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1


If you have any questions, please contact us at:

         [GRAPHIC OF LETTER] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                             P.O. Box 8027
                             Boston, MA 02266-8027

      [GRAPHIC OF TELEPHONE] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                             (800) 417-4769

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative offices are at One American Row in Hartford, Connecticut 06103-2899.

Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH"), a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION

All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES

We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

       (A) + (B)
       ---------  -  (D) where:
          (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.


REDUCTION IN CHARGES
Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.


Eligibility for the amount of these reductions will be determined by a number of factors including:

>   the number of insureds,

>   total premiums expected to be paid,

>   total assets under management for the policyowner,

>   the nature of the relationship among individual insureds,

>   the purpose for which the policies are being purchased,

> where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

> internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

> other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


SERVICES
--------------------------------------------------------------------------------
SERVICING AGENT

The Phoenix Edge Series Fund, located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

===========================================
YEAR ENDED DECEMBER 31,          FEE PAID
-------------------------------------------
       2004                    $2.2 Million
-------------------------------------------
       2005                    $1.9 Million
-------------------------------------------
       2006                    $1.5 Million
===========================================



OTHER SERVICE PROVIDERS
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:



===========================================
YEAR ENDED DECEMBER 31,         FEE PAID
-------------------------------------------
       2004                     $ 98,275
-------------------------------------------
       2005                     $ 86,000
-------------------------------------------
       2006                     $101,000
===========================================


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").


Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical preexisting account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


Example Calculation:


The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2006:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.................................  $1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:.............................................  $1.000876
Calculation:
   Ending account value.................................................  $1.000876
   Less beginning account value.........................................  $1.000000
   Net change in account value..........................................  $0.000876
Base period return:
   (adjusted change/beginning account value)............................  $0.000876
Current annual yield = return x (365/7) =...............................       4.57%
Effective annual yield = [(1 + return)(365/7)] - 1 =....................       4.67%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

--------------------------------------------------------------------------------
        NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                                DECEMBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SINCE
                                       SERIES                   INCEPTION DATE   1 YEAR    5 YEARS    10 YEARS   INCEPTION
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  5/5/1993      6.30%      3.86%     4.93%        8.79%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                           5/2/1994     16.70%      7.06%     7.17%        9.64%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                       9/10/2001     11.24%      9.05%                  9.97%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          1/25/1995     19.26%      5.63%    10.82%       15.28%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           10/1/1997     15.52%      5.89%                  5.74%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                   3/28/1994      4.14%      4.21%     5.43%        5.47%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  3/1/1994     10.80%      9.26%     5.56%        6.62%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                               11/3/1997     11.59%     11.82%                  9.51%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                        11/3/1997      5.30%      4.44%                  1.91%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                      11/3/1997      6.73%      1.54%                  4.66%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                        7/7/2000      4.30%      5.16%                  6.29%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                     1/6/1999     18.24%     12.36%                  9.68%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                              11/4/1997     16.07%      9.39%                  9.29%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                               12/3/2001      9.33%      8.76%                  8.69%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                           12/11/1989     17.27%      7.93%    10.02%       12.25%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                9/15/1999     12.23%     11.14%                 14.91%
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                      11/8/1996     18.38%     10.22%    10.13%       10.35%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                            7/12/2002      5.25%                             9.55%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                            7/12/2002     13.02%                            14.37%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                           9/18/2001      7.68%      2.78%                  5.47%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                              7/13/2000     17.36%     12.03%                  5.78%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                          7/13/2000     14.66%     12.70%                 12.41%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     12/31/1982      3.22%      1.34%     1.62%       11.08%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    3/2/1998     17.18%      6.03%                  5.61%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       3/2/1998      4.13%      0.14%                  4.84%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        10/8/1982      4.41%      1.97%     3.47%        5.24%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                          12/31/1982      6.84%      7.93%     6.39%        9.07%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003      5.71%                             4.29%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                9/17/1984     12.69%      5.49%     8.07%       10.54%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               5/1/1990     27.37%     15.43%     9.30%        9.00%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              8/12/2002     19.45%                            19.48%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995     37.07%     26.92%    16.56%       18.51%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth      2/3/2006                                       12.61%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                 2/3/2006                                        9.97%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate               2/3/2006                                        5.69%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth        2/3/2006                                        8.78%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998     14.91%     13.96%                  9.32%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000     16.75%     15.16%                 16.14%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  3/2/1998     20.90%      6.84%                  8.64%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997     14.21%      4.61%                  5.22%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio               6/30/2004                                        1.51%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                    9/30/1999                                        0.04%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                  12/31/1997                                        3.09%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund              5/1/2003      8.11%                            -2.58%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      5/7/1997     19.27%      4.92%                  4.41%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           5/1/2002     11.39%                             7.70%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                       9/27/1996     28.09%     25.47%     5.20%        5.19%
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                  5/11/1992     21.44%     11.29%     7.90%       10.12%
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                            11/28/1988     21.11%     12.86%     9.48%       10.65%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                   3/15/1994     21.81%     10.63%     9.46%       10.17%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                         4/30/2003     12.58%                            13.29%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                         2/1/1999     36.00%     18.69%                 15.51%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      5/1/1995     37.16%     22.74%    15.18%       18.57%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                       2/1/1999     19.70%     13.76%                 15.17%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       5/1/1995      7.87%     11.09%    11.78%       15.18%
--------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well- known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM) ("DJIA")
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       Standard & Poor's 500 Index(R) ("S&P 500")

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA .

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business. State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Separate Account.

REPORTS
--------------------------------------------------------------------------------
We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------
The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Michele Drummey, Counsel, The Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities in connection with the contracts described in this prospectus.

                                                                      [LOGO]
                                                                      PHOENIX

================================================================================

                                                                ANNUAL REPORT




                                                             PHOENIX LIFE AND
                                                             ANNUITY VARIABLE
                                                       UNIVERSAL LIFE ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                                   AIM V.I. CAPITAL                          AIM V.I. MID CAP      ALGER AMERICAN
                                                 APPRECIATION FUND -  AIM V.I. CORE EQUITY  CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                       CLASS I            FUND - CLASS I          CLASS I       PORTFOLIO - CLASS O
                                                 -------------------  --------------------  ------------------  -------------------
Assets:
  Investments at fair value                       $         118,593    $           60,103    $        341,467    $         391,432
    Shares                                       {            4,523}  {             2,208}  {          25,256}  {            9,437}
    Cost                                         {$          85,426}  {$           55,376}  {$        354,518}  {$         243,256}

                                                 -------------------  --------------------  ------------------  -------------------
  Total Assets                                    $         118,593    $           60,103    $        341,467    $         391,432

Liabilities:
  Payable to Phoenix Life and Annuity Company     $               -    $                -    $              -    $               -
                                                 -------------------  --------------------  ------------------  -------------------
      Total Net Assets                            $         118,593    $           60,103    $        341,467    $         391,432
                                                 ===================  ====================  ==================  ===================
                                                 ===================  ====================  ==================  ===================
      Units Outstanding                                      35,113                54,840             280,324              148,733
                                                 ===================  ====================  ==================  ===================

      Unit Value
        Corporate Edge                            $            3.38    $             1.10    $           1.22    $            2.63
        Executive Benefit                         $               -    $                -    $              -    $               -

                                                                                                                   FIDELITY VIP
                                                   DWS EQUITY 500     FEDERATED FUND FOR      FEDERATED HIGH       CONTRAFUND(R)
                                                  INDEX FUND VIP -     U.S. GOVERNMENT       INCOME BOND FUND   PORTFOLIO - SERVICE
                                                      CLASS A           SECURITIES II      II - PRIMARY SHARES         CLASS
                                                 ------------------   ------------------   -------------------  -------------------
Assets:
  Investments at fair value                       $       1,027,871    $         529,057     $        180,198    $         993,418
    Shares                                       {           68,662}  {           46,654}   {          22,955}  {           31,658}
    Cost                                         {$         701,060}  {$         538,145}   {$        171,291}  {$         910,820}

                                                 -------------------  -------------------   ------------------  -------------------
  Total Assets                                    $       1,027,871    $         529,057     $        180,198    $         993,418

Liabilities:
  Payable to Phoenix Life and Annuity Company     $               -    $               -     $              -    $               -
                                                 -------------------  -------------------   ------------------  -------------------
      Total Net Assets                            $       1,027,871    $         529,057     $        180,198    $         993,418
                                                 ===================  ===================   ==================  ===================
                                                 ===================  ===================   ==================  ===================
      Units Outstanding                                     241,371              134,204               38,780              194,782
                                                 ===================  ===================   ==================  ===================

      Unit Value
        Corporate Edge                            $            4.26    $            3.94     $           4.65    $            5.10
        Executive Benefit                         $               -    $               -     $              -    $               -


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)


                                               FIDELITY VIP GROWTH
                                                  OPPORTUNITIES      FIDELITY VIP GROWTH   LAZARD RETIREMENT    LORD ABBETT BOND-
                                               PORTFOLIO - SERVICE   PORTFOLIO - SERVICE  SMALL CAP PORTFOLIO  DEBENTURE PORTFOLIO
                                                      CLASS                 CLASS          - SERVICE SHARES        - CLASS VC
                                               --------------------  -------------------  -------------------  -------------------
Assets:
  Investments at fair value                     $           48,368    $         438,681    $             266    $         152,385
    Shares                                     {             2,666}  {           12,281}  {               15}  {           12,870}
    Cost                                       {$           45,795}  {$         347,482}  {$             240}  {$         155,863}

                                               --------------------  -------------------  -------------------  -------------------
  Total Assets                                  $           48,368    $         438,681    $             266    $         152,385

Liabilities:
  Payable to Phoenix Life and Annuity Company   $                -    $               -    $               -    $               -
                                               --------------------  -------------------  -------------------  -------------------
      Total Net Assets                          $           48,368    $         438,681    $             266    $         152,385
                                               ====================  ===================  ===================  ===================
                                               ====================  ===================  ===================  ===================
      Units Outstanding                                     13,637              163,056                  208              135,186
                                               ====================  ===================  ===================  ===================

      Unit Value
        Corporate Edge                          $             3.55    $            2.69    $            1.28    $            1.13
        Executive Benefit                       $                -    $               -    $               -    $               -

                                                LORD ABBETT GROWTH     LORD ABBETT MID-      MUTUAL SHARES
                                                    AND INCOME       CAP VALUE PORTFOLIO   SECURITIES FUND -     PHOENIX CAPITAL
                                               PORTFOLIO - CLASS VC      - CLASS VC             CLASS 2           GROWTH SERIES
                                               --------------------  -------------------  -------------------  -------------------
Assets:
  Investments at fair value                     $          331,118    $         118,794    $         868,648    $         174,765
    Shares                                     {            11,286}  {            5,454}  {           42,435}  {           11,487}
    Cost                                       {$          301,064}  {$         108,581}  {$         573,988}  {$         170,597}

                                               --------------------  -------------------  -------------------  -------------------
  Total Assets                                  $          331,118    $         118,794    $         868,648    $         174,765

Liabilities:
  Payable to Phoenix Life and Annuity Company   $                -    $               -    $               -    $               -
                                               --------------------  -------------------  -------------------  -------------------
      Total Net Assets                          $          331,118    $         118,794    $         868,648    $         174,765
                                               ====================  ===================  ===================  ===================
                                               ====================  ===================  ===================  ===================
      Units Outstanding                                    266,729               96,913              181,152               62,242
                                               ====================  ===================  ===================  ===================

      Unit Value
        Corporate Edge                          $             1.24    $            1.23    $            4.80    $            2.81
        Executive Benefit                       $                -    $               -    $               -    $               -


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                  PHOENIX MULTI-
                                               PHOENIX GROWTH AND    PHOENIX MID-CAP        PHOENIX MONEY      SECTOR FIXED INCOME
                                                 INCOME SERIES        GROWTH SERIES         MARKET SERIES             SERIES
                                               ------------------   -----------------   --------------------   -------------------
Assets:
  Investments at fair value                     $        359,662     $        55,752     $        1,625,113     $         584,408
    Shares                                     {          24,785}   {          4,141}   {           162,511}   {           63,198}
    Cost                                       {$        251,770}   {$        48,675}   {$        1,625,113}   {$         579,359}

                                               ------------------   -----------------   --------------------   -------------------
  Total Assets                                  $        359,662     $        55,752     $        1,625,113     $         584,408

Liabilities:
  Payable to Phoenix Life and Annuity Company   $              -     $             -     $                -     $               -
                                               ------------------   -----------------   --------------------   -------------------
      Total Net Assets                          $        359,662     $        55,752     $        1,625,113     $         584,408
                                               ==================   =================   ====================   ===================
                                               ==================   =================   ====================   ===================
      Units Outstanding                                   93,495              28,402                462,725               129,280
                                               ==================   =================   ====================   ===================

      Unit Value
        Corporate Edge                          $           3.85     $          1.96     $             3.51     $            4.52
        Executive Benefit                       $              -     $             -     $                -     $               -

                                                  PHOENIX MULTI-
                                                SECTOR SHORT TERM   PHOENIX STRATEGIC     PHOENIX-ABERDEEN     PHOENIX-ALGER SMALL
                                                   BOND SERIES      ALLOCATION SERIES   INTERNATIONAL SERIES    CAP GROWTH SERIES
                                               ------------------   -----------------   --------------------   -------------------
Assets:
  Investments at fair value                     $         27,555     $       112,708     $          418,167     $         216,683
    Shares                                     {           2,753}   {          8,475}   {            23,493}   {           11,618}
    Cost                                       {$         27,559}   {$       109,784}   {$          363,717}   {$         200,636}

                                               ------------------   -----------------   --------------------   -------------------
  Total Assets                                  $         27,555     $       112,708     $          418,167     $         216,683

Liabilities:
  Payable to Phoenix Life and Annuity Company   $              -     $             -     $                -     $               -
                                               ------------------   -----------------   --------------------   -------------------
      Total Net Assets                          $         27,555     $       112,708     $          418,167     $         216,683
                                               ==================   =================   ====================   ===================
                                               ==================   =================   ====================   ===================
      Units Outstanding                                   23,711              28,180                 73,796                33,100
                                               ==================   =================   ====================   ===================

      Unit Value
        Corporate Edge                          $           1.16     $          4.00     $             5.67     $            6.55
        Executive Benefit                       $              -     $             -     $                -     $               -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                       PHOENIX-S&P
                                                 PHOENIX-DUFF &       DYNAMIC ASSET       PHOENIX-SANFORD      PHOENIX-SANFORD
                                               PHELPS REAL ESTATE   ALLOCATION SERIES:   BERNSTEIN MID-CAP   BERNSTEIN SMALL-CAP
                                               SECURITIES SERIES          GROWTH            VALUE SERIES        VALUE SERIES
                                               ------------------   ------------------   -----------------   -------------------
Assets:
  Investments at fair value                     $        263,171     $        152,945     $       498,966     $         694,362
    Shares                                     {           7,391}   {          14,074}   {         35,328}   {           40,760}
    Cost                                       {$        182,430}   {$        144,698}   {$       452,945}   {$         578,904}

                                               ------------------   ------------------   -----------------   -------------------
  Total Assets                                  $        263,171     $        152,945     $       498,966     $         694,362

Liabilities:
  Payable to Phoenix Life and Annuity Company   $              -     $              -     $             -     $               -
                                               ------------------   ------------------   -----------------   -------------------
      Total Net Assets                          $        263,171     $        152,945     $       498,966     $         694,362
                                               ==================   ==================   =================   ===================
                                               ==================   ==================   =================   ===================
      Units Outstanding                                   25,662              139,072              76,765               107,341
                                               ==================   ==================   =================   ===================

      Unit Value
        Corporate Edge                          $          10.26     $           1.10     $          6.50     $            6.47
        Executive Benefit                       $              -     $              -     $             -     $               -

                                                                                                                RYDEX VARIABLE
                                                  PHOENIX-VAN          PHOENIX-VAN        PIMCO VIT TOTAL       TRUST INVERSE
                                                KAMPEN COMSTOCK     KAMPEN EQUITY 500    RETURN PORTFOLIO -    GOVERNMENT LONG
                                                    SERIES             INDEX SERIES        ADVISOR CLASS          BOND FUND
                                               ------------------   ------------------   ------------------  -------------------
Assets:
  Investments at fair value                     $        607,306     $        214,599     $        121,670    $             489
    Shares                                     {          44,282}   {          16,814}   {          12,023}  {               23}
    Cost                                       {$        587,220}   {$        209,073}   {$        123,342}  {$             549}

                                               ------------------   ------------------   ------------------  -------------------
  Total Assets                                  $        607,306     $        214,599     $        121,670    $             489

Liabilities:
  Payable to Phoenix Life and Annuity Company   $              -     $              -     $              -    $               -
                                               ------------------   ------------------   ------------------  -------------------
      Total Net Assets                          $        607,306     $        214,599     $        121,670    $             489
                                               ==================   ==================   ==================  ===================
                                               ==================   ==================   ==================  ===================
      Units Outstanding                                  161,661               70,513              116,767                  504
                                               ==================   ==================   ==================  ===================

      Unit Value
        Corporate Edge                          $           3.76     $           3.04     $           1.04    $            0.97
        Executive Benefit                       $              -     $              -     $              -    $               -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                        RYDEX VARIABLE      TEMPLETON FOREIGN    TEMPLETON GROWTH
                                                  RYDEX VARIABLE          TRUST SECTOR       SECURITIES FUND -    SECURITIES FUND -
                                                  TRUST NOVA FUND        ROTATION FUND            CLASS 2              CLASS 2
                                               --------------------   -------------------   -----------------   -------------------
Assets:
  Investments at fair value                     $           21,572     $             695     $       937,890     $         488,312
    Shares                                     {             2,138}   {               52}   {         50,101}   {           30,654}
    Cost                                       {$           14,029}   {$             482}   {$       689,063}   {$         299,727}

                                               --------------------   -------------------   -----------------   -------------------
  Total Assets                                  $           21,572     $             695     $       937,890     $         488,312

Liabilities:
  Payable to Phoenix Life and Annuity Company   $                -     $               -     $             -     $               -
                                               --------------------   -------------------   -----------------   -------------------
      Total Net Assets                          $           21,572     $             695     $       937,890     $         488,312
                                               ====================   ===================   =================   ===================
                                               ====================   ===================   =================   ===================
      Units Outstanding                                     12,398                   427             215,308                99,030
                                               ====================   ===================   =================   ===================

      Unit Value
        Corporate Edge                          $             1.74     $            1.63     $          4.36     $            4.93
        Executive Benefit                       $                -     $               -     $             -     $               -

                                                                             WANGER
                                                      WANGER          INTERNATIONAL SMALL                       WANGER U.S. SMALLER
                                               INTERNATIONAL SELECT           CAP             WANGER SELECT        COMPANIES
                                               --------------------   -------------------   -----------------   -------------------
Assets:
  Investments at fair value                     $          248,615     $         738,943     $       402,401     $         374,940
    Shares                                     {             9,339}   {           17,691}   {         15,388}   {           10,312}
    Cost                                       {$          129,303}   {$         471,195}   {$       285,807}   {$         216,855}

                                               --------------------   -------------------   -----------------   -------------------
  Total Assets                                  $          248,615     $         738,943     $       402,401     $         374,940

Liabilities:
  Payable to Phoenix Life and Annuity Company   $                -     $               -     $             -     $               -
                                               --------------------   -------------------   -----------------   -------------------
      Total Net Assets                          $          248,615     $         738,943     $       402,401     $         374,940
                                               ====================   ===================   =================   ===================
                                               ====================   ===================   =================   ===================
      Units Outstanding                                     52,654               137,637              64,707                72,635
                                               ====================   ===================   =================   ===================

      Unit Value
        Corporate Edge                          $             4.72     $            5.37     $          6.22     $            5.16
        Executive Benefit                       $                -     $               -     $             -     $               -


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                   AIM V.I. CAPITAL                          AIM V.I. MID CAP      ALGER AMERICAN
                                                 APPRECIATION FUND -  AIM V.I. CORE EQUITY  CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                       CLASS I            FUND - CLASS I          CLASS I       PORTFOLIO - CLASS O
                                                 -------------------  --------------------  ------------------  -------------------
Income:
   Dividends                                     $                67  $               320   $           3,137   $               -
Expenses:
   Mortality and expense fees                                    -                    -                   -                     -
   Administrative fees                                           -                    -                   -                     -
                                                 -------------------  --------------------  ------------------  -------------------
Net investment income (loss)                                      67                  320               3,137                   -
                                                 -------------------  --------------------  ------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                        414                 (201)                 (6)               70,083
   Realized gain distributions                                   -                    -                33,429                   -
                                                 -------------------  --------------------  ------------------  -------------------
   Realized gain (loss)                                          414                 (201)             33,423                70,083
                                                 -------------------  --------------------  ------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                              6,831                4,728             (13,431)               23,919
                                                 -------------------  --------------------  ------------------  -------------------
Net increase (decrease) in net
   assets from operations                        $             7,312  $             4,847   $          23,129   $            94,002
                                                 ===================  ====================  ==================  ===================

                                                                                                                   FIDELITY VIP
                                                  DWS EQUITY 500      FEDERATED FUND FOR      FEDERATED HIGH       CONTRAFUND(R)
                                                 INDEX FUND VIP -      U.S. GOVERNMENT       INCOME BOND FUND   PORTFOLIO - SERVICE
                                                     CLASS A            SECURITIES II      II - PRIMARY SHARES         CLASS
                                                 ------------------  --------------------  -------------------  -------------------
Income:
   Dividends                                     $           11,360   $           24,884   $            14,139  $             9,233
Expenses:
   Mortality and expense fees                                   -                    -                     -                    -
   Administrative fees                                          -                    -                     -                    -
                                                 ------------------   -------------------  -------------------  -------------------
Net investment income (loss)                                 11,360               24,884                14,139                9,233
                                                 ------------------   -------------------  -------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                    13,517                  841                   431                6,553
   Realized gain distributions                                  -                    -                     -                 76,230
                                                 ------------------   -------------------  -------------------  -------------------
   Realized gain (loss)                                      13,517                  841                   431               82,783
                                                 ------------------   -------------------  -------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                           119,479                 (949)                3,137                2,328
                                                 ------------------   -------------------  -------------------  -------------------
Net increase (decrease) in net
   assets from operations                        $          144,356   $           24,776   $            17,707  $            94,344
                                                 ==================   ===================  ===================  ===================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                               FIDELITY VIP GROWTH
                                                  OPPORTUNITIES      FIDELITY VIP GROWTH   LAZARD RETIREMENT    LORD ABBETT BOND-
                                               PORTFOLIO - SERVICE   PORTFOLIO - SERVICE  SMALL CAP PORTFOLIO  DEBENTURE PORTFOLIO
                                                      CLASS                 CLASS          - SERVICE SHARES       - CLASS VC
                                               --------------------  -------------------  -------------------  -------------------
Income:
   Dividends                                   $                36   $             1,347  $               -    $            8,741
Expenses:
   Mortality and expense fees                                  -                     -                    -                   -
   Administrative fees                                         -                     -                    -                   -
                                               --------------------  -------------------  -------------------  -------------------
Net investment income (loss)                                    36                 1,347                  -                 8,741
                                               --------------------  -------------------  -------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                      (37)                5,256                    6                 265
   Realized gain distributions                                 -                     -                     21                 -
                                               --------------------  -------------------  -------------------  -------------------
   Realized gain (loss)                                        (37)                5,256                   27                 265
                                               --------------------  -------------------  -------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                            1,973                26,521                   14              (2,724)
                                               --------------------  -------------------  -------------------  -------------------
Net increase (decrease) in net
   assets from operations                      $             1,972   $            33,124  $                41  $            6,282
                                               ====================  ===================  ===================  ===================

                                                LORD ABBETT GROWTH     LORD ABBETT MID-      MUTUAL SHARES
                                                    AND INCOME       CAP VALUE PORTFOLIO   SECURITIES FUND -     PHOENIX CAPITAL
                                               PORTFOLIO - CLASS VC      - CLASS VC             CLASS 2           GROWTH SERIES
                                               --------------------  -------------------  -------------------  -------------------
Income:
   Dividends                                   $              3,923  $               572  $            10,654  $               344
Expenses:
   Mortality and expense fees                                   -                    -                    -                    -
   Administrative fees                                          -                    -                    -                    -
                                               --------------------  -------------------  -------------------  -------------------
Net investment income (loss)                                  3,923                  572               10,654                  344
                                               --------------------  -------------------  -------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                     7,265                2,768               40,999                    8
   Realized gain distributions                               10,512                8,907               27,133                  -
                                               --------------------  -------------------  -------------------  -------------------
   Realized gain (loss)                                      17,777               11,675               68,132                    8
                                               --------------------  -------------------  -------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                            28,991                3,633               69,105                  390
                                               --------------------  -------------------  -------------------  -------------------
Net increase (decrease) in net
   assets from operations                      $             50,691  $            15,880  $           147,891  $               742
                                               ====================  ===================  ===================  ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                  PHOENIX MULTI-
                                               PHOENIX GROWTH AND    PHOENIX MID-CAP        PHOENIX MONEY      SECTOR FIXED INCOME
                                                 INCOME SERIES        GROWTH SERIES         MARKET SERIES             SERIES
                                               ------------------   -----------------   --------------------   -------------------
Income:
   Dividends                                   $            4,027   $             -     $             74,775   $            30,927
Expenses:
   Mortality and expense fees                                 -                   -                      -                     -
   Administrative fees                                        -                   -                      -                     -
                                               ------------------   -----------------   --------------------   -------------------
Net investment income (loss)                                4,027                 -                   74,775                30,927
                                               ------------------   -----------------   --------------------   -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                   7,655              78,432                    -                   1,897
   Realized gain distributions                                -                   -                      -                     -
                                               ------------------   -----------------   --------------------   -------------------
   Realized gain (loss)                                     7,655              78,432                    -                   1,897
                                               ------------------   -----------------   --------------------   -------------------

Change in unrealized appreciation
   (depreciation) during the year                          45,432             (49,507)                   -                   5,855
                                               ------------------   -----------------   --------------------   -------------------
Net increase (decrease) in net
   assets from operations                      $           57,114   $          28,925   $             74,775   $            38,679
                                               ==================   =================   ====================   ===================

                                                  PHOENIX MULTI-
                                                SECTOR SHORT TERM   PHOENIX STRATEGIC     PHOENIX-ABERDEEN     PHOENIX-ALGER SMALL
                                                   BOND SERIES      ALLOCATION SERIES   INTERNATIONAL SERIES    CAP GROWTH SERIES
                                               ------------------   -----------------   --------------------   -------------------
Income:
   Dividends                                   $           1,258    $          2,770    $              4,787   $                23
Expenses:
   Mortality and expense fees                                -                   -                       -                     -
   Administrative fees                                       -                   -                       -                     -
                                               ------------------   -----------------   --------------------   -------------------
Net investment income (loss)                               1,258               2,770                   4,787                    23
                                               ------------------   -----------------   --------------------   -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                    (82)             15,755                   2,098                    99
   Realized gain distributions                               -                13,292                     -                     -
                                               ------------------   -----------------   --------------------   -------------------
   Realized gain (loss)                                      (82)             29,047                   2,098                    99
                                               ------------------   -----------------   --------------------   -------------------

Change in unrealized appreciation
   (depreciation) during the year                            463             (16,872)                 39,669                13,163
                                               ------------------   -----------------   --------------------   -------------------
Net increase (decrease) in net
   assets from operations                      $           1,639    $         14,945    $             46,554   $            13,285
                                               ==================   =================   ====================   ===================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                       PHOENIX-S&P
                                                 PHOENIX-DUFF &       DYNAMIC ASSET       PHOENIX-SANFORD      PHOENIX-SANFORD
                                               PHELPS REAL ESTATE   ALLOCATION SERIES:   BERNSTEIN MID-CAP   BERNSTEIN SMALL-CAP
                                               SECURITIES SERIES          GROWTH            VALUE SERIES        VALUE SERIES
                                               ------------------   ------------------   -----------------   -------------------
Income:
   Dividends                                   $            2,912   $            1,801   $          1,919    $            1,441
Expenses:
   Mortality and expense fees                                 -                    -                  -                     -
   Administrative fees                                        -                    -                  -                     -
                                               ------------------   ------------------   -----------------   -------------------
Net investment income (loss)                                2,912                1,801              1,919                 1,441
                                               ------------------   ------------------   -----------------   -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                   7,556                   30              1,517                82,494
   Realized gain distributions                             18,109                  -               57,452                98,329
                                               ------------------   ------------------   -----------------   -------------------
   Realized gain (loss)                                    25,665                   30             58,969               180,823
                                               ------------------   ------------------   -----------------   -------------------

Change in unrealized appreciation
   (depreciation) during the year                          35,218                8,246             (6,296)              (70,115)
                                               ------------------   ------------------   -----------------   -------------------
Net increase (decrease) in net
   assets from operations                      $           63,795   $           10,077   $         54,592    $          112,149
                                               ==================   ==================   =================   ===================

                                                                                                               RYDEX VARIABLE
                                                  PHOENIX-VAN          PHOENIX-VAN        PIMCO VIT TOTAL       TRUST INVERSE
                                                KAMPEN COMSTOCK     KAMPEN EQUITY 500    RETURN PORTFOLIO -    GOVERNMENT LONG
                                                    SERIES             INDEX SERIES        ADVISOR CLASS          BOND FUND
                                               ------------------   ------------------   ------------------  -------------------
Income:
   Dividends                                   $           8,833    $            1,212   $             489   $               20
Expenses:
   Mortality and expense fees                                -                     -                   -                    -
   Administrative fees                                       -                     -                   -                    -
                                               ------------------   ------------------   ------------------  -------------------
Net investment income (loss)                               8,833                 1,212                 489                   20
                                               ------------------   ------------------   ------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                    456                 2,449                 -                     (5)
   Realized gain distributions                            96,851                   -                   651                  -
                                               ------------------   ------------------   ------------------  -------------------
   Realized gain (loss)                                   97,307                 2,449                 651                   (5)
                                               ------------------   ------------------   ------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                        (17,226)                6,554              (1,672)                  26
                                               ------------------   ------------------   ------------------  -------------------
Net increase (decrease) in net
   assets from operations                      $          88,914    $           10,215   $            (532)  $               41
                                               ==================   ==================   ==================  ===================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                        TEMPLETON
                                                               RYDEX VARIABLE       DEVELOPING MARKETS     TEMPLETON FOREIGN
                                         RYDEX VARIABLE         TRUST SECTOR         SECURITIES FUND -     SECURITIES FUND -
                                         TRUST NOVA FUND       ROTATION FUND              CLASS 2               CLASS 2
                                         ---------------       --------------       ------------------     -----------------
Income:
   Dividends                             $           251       $          -         $              -         $        10,167
Expenses:
   Mortality and expense fees                        -                    -                        -                     -
   Administrative fees                               -                    -                        -                     -
                                         ---------------       --------------       ------------------       ---------------
Net investment income (loss)                         251                  -                        -                  10,167
                                         ---------------       --------------       ------------------       ---------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                              9                   46                        4                (1,088)
   Realized gain distributions                       -                     33                      -                     -
                                         ---------------       --------------       ------------------       ---------------
   Realized gain (loss)                                9                   79                        4                (1,088)
                                         ---------------       --------------       ------------------       ---------------

Change in unrealized appreciation
   (depreciation) during the year                  3,209                    3                       (4)              126,293
                                         ---------------       --------------       ------------------       ---------------
Net increase (decrease) in net
   assets from operations                $         3,469       $           82       $              -         $       135,372
                                         ===============       ==============       ==================       ===============

                                         TEMPLETON GLOBAL      TEMPLETON GROWTH                                     WANGER
                                         ASSET ALLOCATION      SECURITIES FUND -           WANGER             INTERNATIONAL SMALL
                                          FUND - CLASS 2           CLASS 2           INTERNATIONAL SELECT             CAP
                                         -----------------     -----------------     --------------------     --------------------
Income:
   Dividends                             $              2      $           7,185     $                508     $              2,030
Expenses:
   Mortality and expense fees                         -                      -                        -                        -
   Administrative fees                                -                      -                        -                        -
                                         -----------------     -----------------     --------------------     --------------------
Net investment income (loss)                            2                  7,185                      508                    2,030
                                         -----------------     -----------------     --------------------     --------------------

Realized gains (losses)
   on investments
   Realized gain (loss) on
   sale of fund shares                                  2                 14,953                    3,580                      962
   Realized gain distributions                          1                 20,018                      -                        -
                                         -----------------     -----------------     --------------------     --------------------
   Realized gain (loss)                                 3                 34,971                    3,580                      962
                                         -----------------     -----------------     --------------------     --------------------

Change in unrealized appreciation
   (depreciation) during the year                      (2)                58,626                   56,068                  165,401
                                         -----------------     -----------------     --------------------     --------------------
Net increase (decrease) in net
   assets from operations                $              3      $         100,782     $             60,156     $            168,393
                                         =================     =================     ====================     ====================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)


                                                              WANGER U.S.
                                         WANGER SELECT     SMALLER COMPANIES
                                         -------------     -----------------
Income:
   Dividends                             $       1,060     $             920
Expenses:
   Mortality and expense fees                      -                     -
   Administrative fees                             -                     -
                                         -------------     -----------------
Net investment income (loss)                     1,060                   920
                                         -------------     -----------------

Realized gains (losses)
   on investments
   Realized gain (loss) on
   sale of fund shares                           7,556                   897
   Realized gain distributions                   8,800                12,971
                                         -------------     -----------------
   Realized gain (loss)                         16,356                13,868
                                         -------------     -----------------

Change in unrealized appreciation
   (depreciation) during the year               40,386                14,800
                                         -------------     -----------------
Net increase (decrease) in net
   assets from operations                $      57,802     $          29,588
                                         =============     =================


                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                             AIM V.I. CAPITAL APPRECIATION FUND - CLASS I       AIM V.I. CORE EQUITY FUND - CLASS I
                                           ----------------------------------------------     -------------------------------------
                                                  2006                    2005                     2006                   2005
                                                  ----                    ----                     ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $      67               $      65                 $    320               $       -
      Realized gains (losses)                        414                   5,750                     (201)                      -
      Unrealized appreciation
         (depreciation) during the year            6,831                   2,593                    4,728                       -
                                               ----------              ----------                ---------              ---------

Net increase (decrease) in net assets
   from operations                                 7,312                   8,408                    4,847                       -
                                               ----------              ----------                ---------              ---------

Contract transactions:
      Payments received from
         contract owners                          17,350                   8,246                      -                         -
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                    31,734                 (31,609)                  55,658                       -
      Transfers for contract
         benefits and terminations               (41,860)                    (39)                     -                         -
      Contract maintenance charges                (2,874)                 (1,176)                    (402)                      -
                                               ----------              ----------                ---------              ---------

Net increase (decrease) in net assets
   resulting from contract transactions            4,350                 (24,578)                  55,256                       -
                                               ----------              ----------                ---------              ---------

         Total increase (decrease) in
            net assets                            11,662                 (16,170)                  60,103                       -

Net assets at beginning of period                106,931                 123,101                      -                         -
                                               ----------              ----------                ---------              ---------
Net assets at end of period                    $ 118,593               $ 106,931                 $ 60,103               $       -
                                               ==========              ==========                =========              =========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                AIM V.I. MID CAP CORE EQUITY FUND -       ALGER AMERICAN LEVERAGED ALLCAP
                                                            CLASS I                             PORTFOLIO - CLASS O
                                               -------------------------------------     ---------------------------------
                                                     2006                  2005               2006                 2005
                                                     ----                  ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $   3,137             $    214           $     -              $     -
      Realized gains (losses)                         33,423               (2,864)             70,083                3,419
      Unrealized appreciation
         (depreciation) during the year              (13,431)               1,290              23,919               60,303
                                                   ----------            ---------          ----------           ----------

Net increase (decrease) in net assets
   from operations                                    23,129               (1,360)             94,002               63,722
                                                   ----------            ---------          ----------           ----------

Contract transactions:
      Payments received from contract owners          19,701               27,427              16,983               46,198
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                       256,575              (19,610)           (200,136)              (6,562)
      Transfers for contract
         benefits and terminations                        (1)                 -                   -                (29,678)
      Contract maintenance charges                      (370)                (321)            (11,483)              (9,192)
                                                   ----------            ---------          ----------           ----------

Net increase (decrease) in net assets
   resulting from contract transactions              275,905                7,496            (194,636)                 766
                                                   ----------            ---------          ----------           ----------

         Total increase (decrease) in
            net assets                               299,034                6,136            (100,634)              64,488

Net assets at beginning of period                     42,433               36,297             492,066              427,578
                                                   ----------            ---------          ----------           ----------
Net assets at end of period                        $ 341,467             $ 42,433           $ 391,432            $ 492,066
                                                   ==========            =========          ==========           ==========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  DWS EQUITY 500 INDEX FUND VIP -       FEDERATED FUND FOR U.S. GOVERNMENT
                                                              CLASS A                             SECURITIES II
                                                 ---------------------------------     ------------------------------------
                                                      2006                 2005              2006                 2005
                                                      ----                 ----              ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $    11,360          $  13,840         $  24,884             $  22,219
      Realized gains (losses)                           13,517              1,805               841                   703
      Unrealized appreciation
         (depreciation) during the year                119,479             27,929              (949)              (11,121)
                                                   ------------         ----------        ----------            ----------

Net increase (decrease) in net assets
   from operations                                     144,356             43,574            24,776                11,801
                                                   ------------         ----------        ----------            ----------

Contract transactions:
      Payments received from
         contract owners                                68,045             57,638            94,765                61,817
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                         (65,527)           (15,101)           12,071                23,309
      Transfers for contract
         benefits and terminations                     (45,013)            (3,758)         (116,046)             (102,567)
      Contract maintenance charges                     (33,764)           (19,774)          (12,135)               (7,462)
                                                   ------------         ----------        ----------            ----------

Net increase (decrease) in net assets
   resulting from contract transactions                (76,259)            19,005           (21,345)              (24,903)
                                                   ------------         ----------        ----------            ----------

         Total increase (decrease) in
            net assets                                  68,097             62,579             3,431               (13,102)

Net assets at beginning of period                      959,774            897,195           525,626               538,728
                                                   ------------         ----------        ----------            ----------
Net assets at end of period                        $ 1,027,871          $ 959,774         $ 529,057             $ 525,626
                                                   ============         ==========        ==========            ==========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FEDERATED HIGH INCOME BOND FUND II -       FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                            PRIMARY SHARES                               SERVICE CLASS
                                                 --------------------------------------      --------------------------------------
                                                      2006                 2005                    2006                   2005
                                                      ----                 ----                    ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $  14,139            $  13,645                $   9,233              $     588
      Realized gains (losses)                            431                  249                   82,783                 19,834
      Unrealized appreciation (depreciation)
         during the year                               3,137               (9,499)                   2,328                 40,892
                                                   ----------           ----------               ----------             ----------

Net increase (decrease) in net assets
   from operations                                    17,707                4,395                   94,344                 61,314
                                                   ----------           ----------               ----------             ----------

Contract transactions:
      Payments received from
         contract owners                              20,185               23,992                   70,171                 34,746
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                       (14,992)                (913)                 395,081                189,188
      Transfers for contract
         benefits and terminations                       -                (23,066)                    (801)              (122,530)
      Contract maintenance charges                    (3,061)              (2,716)                  (6,584)                (5,514)
                                                   ----------           ----------               ----------             ----------

Net increase (decrease) in net assets
   resulting from contract transactions                2,132               (2,703)                 457,867                 95,890
                                                   ----------           ----------               ----------             ----------

         Total increase (decrease) in
            net assets                                19,839                1,692                  552,211                157,204

Net assets at beginning of period                    160,359              158,667                  441,207                284,003
                                                   ----------           ----------               ----------             ----------
Net assets at end of period                        $ 180,198            $ 160,359                $ 993,418              $ 441,207
                                                   ==========           ==========               ==========             ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     FIDELITY VIP GROWTH OPPORTUNITIES        FIDELITY VIP GROWTH PORTFOLIO -
                                                         PORTFOLIO - SERVICE CLASS                    SERVICE CLASS
                                                     ----------------------------------      ---------------------------------
                                                       2006                     2005            2006                    2005
                                                       ----                     ----            ----                    ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      36                $     37       $    1,347             $    1,705
      Realized gains (losses)                              (37)                      8            5,256                  8,862
      Unrealized appreciation (depreciation)
         during the year                                 1,973                     329           26,521                 11,451
                                                     ---------                --------       ----------             ----------

Net increase (decrease) in net assets
   from operations                                       1,972                     374           33,124                 22,018
                                                     ---------                --------       ----------             ----------

Contract transactions:
      Payments received from
         contract owners                                14,244                   1,396           15,943                 19,965
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                          26,822                     (75)          17,302                (30,634)
      Transfers for contract
         benefits and terminations                         -                       -            (29,610)               (48,575)
      Contract maintenance charges                        (817)                   (168)          (7,163)                (6,326)
                                                     ---------                --------       ----------             ----------

Net increase (decrease) in net assets resulting
   from contract transactions                           40,249                   1,153           (3,528)               (65,570)
                                                     ---------                --------       ----------             ----------

         Total increase (decrease) in net assets        42,221                   1,527           29,596                (43,552)

Net assets at beginning of period                        6,147                   4,620          409,085                452,637
                                                     ---------                --------       ----------             ----------
Net assets at end of period                          $  48,368                $  6,147       $  438,681             $  409,085
                                                     =========                ========       ==========             ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      LAZARD RETIREMENT SMALL CAP               LORD ABBETT BOND-DEBENTURE
                                                       PORTFOLIO - SERVICE SHARES                  PORTFOLIO - CLASS VC
                                                     ----------------------------            ---------------------------------
                                                       2006                2005                 2006                    2005
                                                       ----                ----                 ----                    ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    -              $   -              $    8,741               $    2,834
      Realized gains (losses)                             27                 22                    265                      622
      Unrealized appreciation (depreciation)
         during the year                                  14                 12                 (2,724)                    (753)
                                                     -------             ------             ----------                ---------

Net increase (decrease) in net assets
   from operations                                        41                 34                  6,282                    2,703
                                                     -------             ------             ----------                ---------

Contract transactions:
      Payments received from
         contract owners                                  -                  -                   9,071                    7,621
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           (22)               274                 79,230                   49,575
      Transfers for contract
         benefits and terminations                        -                  -                      -                        -
      Contract maintenance charges                       (32)               (29)                (1,234)                    (863)
                                                      ------             ------             ----------                ---------

Net increase (decrease) in net assets resulting
   from contract transactions                            (54)               245                 87,067                   56,333
                                                     -------             ------             ----------                ---------

         Total increase (decrease) in net assets         (13)               279                 93,349                   59,036

Net assets at beginning of period                        279                 -                  59,036                       -
                                                     -------             ------             ----------                ---------
Net assets at end of period                          $   266             $  279             $  152,385                $  59,036
                                                     =======             ======             ==========                =========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      LORD ABBETT GROWTH AND INCOME              LORD ABBETT MID-CAP VALUE
                                                          PORTFOLIO - CLASS VC                      PORTFOLIO - CLASS VC
                                                      -----------------------------            -----------------------------
                                                         2006                2005                 2006                2005
                                                         ----                ----                 ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                    $    3,923         $    2,130           $      572         $      559
      Realized gains (losses)                             17,777             13,020               11,675              8,964
      Unrealized appreciation (depreciation)
         during the year                                  28,991              1,064                3,633              6,580
                                                      ----------         ----------           ----------         ----------

Net increase (decrease) in net assets
   from operations                                        50,691             16,214               15,880             16,103
                                                      ----------         ----------           ----------         ----------

Contract transactions:
      Payments received from
         contract owners                                  15,319              3,067               10,160              4,309
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           107,608            203,971              (38,891)           111,531
      Transfers for contract
         benefits and terminations                       (62,298)               -                    -                  -
      Contract maintenance charges                        (2,624)              (830)                 (95)              (203)
                                                      ----------         ----------           ----------         ----------

Net increase (decrease) in net assets resulting
   from contract transactions                             58,005            206,208              (28,826)           115,637
                                                      ----------         ----------           ----------         ----------

         Total increase (decrease) in net assets         108,696            222,422              (12,946)           131,740

Net assets at beginning of period                        222,422                -                131,740               -
                                                      ----------         ----------           ----------         ----------
Net assets at end of period                           $  331,118         $  222,422           $  118,794         $  131,740
                                                      ==========         ==========           ==========         ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      MUTUAL SHARES SECURITIES FUND -
                                                                  CLASS 2                    PHOENIX CAPITAL GROWTH SERIES
                                                      -------------------------------     ----------------------------------
                                                         2006                2005             2006                 2005
                                                         ----                ----             ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   10,654          $    8,105       $      344            $      21
      Realized gains (losses)                            68,132               8,821                8               (7,855)
      Unrealized appreciation (depreciation)
         during the year                                 69,105              75,537              390                8,651
                                                     ----------          ----------       ----------            ---------

Net increase (decrease) in net assets
   from operations                                      147,891              92,463              742                  817
                                                     ----------          ----------       ----------            ---------

Contract transactions:
      Payments received from
         contract owners                                 28,496              49,073            1,760                3,715
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                         (225,581)            118,927          141,990                  166
      Transfers for contract
         benefits and terminations                          -               (40,106)              (9)             (19,316)
      Contract maintenance charges                      (29,523)            (21,105)          (1,465)              (1,229)
                                                     ----------          ----------       ----------            ---------

Net increase (decrease) in net assets resulting
   from contract transactions                          (226,608)            106,789          142,276              (16,664)
                                                     ----------          ----------       ----------            ---------

         Total increase (decrease) in net assets        (78,717)            199,252          143,018              (15,847)

Net assets at beginning of period                       947,365             748,113           31,747               47,594
                                                     ----------          ----------       ----------            ---------
Net assets at end of period                          $  868,648          $  947,365       $  174,765            $  31,747
                                                     ==========          ==========       ==========            =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      PHOENIX GROWTH AND INCOME SERIES       PHOENIX MID-CAP GROWTH SERIES
                                                      --------------------------------     ----------------------------------
                                                         2006                2005             2006                 2005
                                                         ----                ----             ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    4,027         $    3,629        $      -             $       -
      Realized gains (losses)                             7,655              6,594            78,432                  (985)
      Unrealized appreciation (depreciation)
         during the year                                 45,432              6,775           (49,507)               26,460
                                                     ----------         ----------        ----------            ----------

Net increase (decrease) in net assets
   from operations                                       57,114             16,998            28,925                25,475
                                                     ----------         ----------        ----------            ----------

Contract transactions:
      Payments received from
         contract owners                                 40,916             40,481             4,492                52,964
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                          (35,289)           (60,444)         (602,626)                  528
      Transfers for contract
         benefits and terminations                      (37,152)           (20,147)           (2,052)              (18,507)
      Contract maintenance charges                       (5,934)            (4,745)           (4,816)              (14,738)
                                                     ----------         ----------        ----------            ----------

Net increase (decrease) in net assets resulting
   from contract transactions                           (37,459)           (44,855)         (605,002)               20,247
                                                     ----------         ----------        ----------            ----------

         Total increase (decrease) in net assets         19,655            (27,857)         (576,077)               45,722

Net assets at beginning of period                       340,007            367,864           631,829               586,107
                                                     ----------         ----------        ----------            ----------
Net assets at end of period                          $  359,662         $  340,007        $   55,752            $  631,829
                                                     ==========         ==========        ==========            ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      PHOENIX MONEY MARKET SERIES      PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                     ----------------------------      ----------------------------------------
                                                          2006             2005            2006                2005
                                                          ----             ----            ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     74,775     $     53,135     $   30,927           $   28,334
      Realized gains (losses)                                 -                -            1,897                2,667
      Unrealized appreciation (depreciation)
         during the year                                      -                -            5,855              (19,799)
                                                     ------------     ------------     ----------           ----------

Net increase (decrease) in net assets
   from operations                                         74,775           53,135         38,679               11,202
                                                     ------------     ------------     ----------           ----------

Contract transactions:
      Payments received from
         contract owners                                  297,160          569,985         38,403               66,730
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           (474,823)          15,586        (25,298)              24,202
      Transfers for contract
         benefits and terminations                       (272,281)        (461,770)           -               (190,103)
      Contract maintenance charges                        (36,062)         (50,203)        (5,474)              (6,206)
                                                     ------------     ------------     ----------           ----------

Net increase (decrease) in net assets resulting
   from contract transactions                            (486,006)          73,598          7,631             (105,377)
                                                     ------------     ------------     ----------           ----------

         Total increase (decrease) in net assets         (411,231)         126,733         46,310              (94,175)

Net assets at beginning of period                       2,036,344        1,909,611        538,098              632,273
                                                     ------------     ------------     ----------           ----------
Net assets at end of period                          $  1,625,113     $  2,036,344     $  584,408           $  538,098
                                                     ============     ============     ==========           ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      PHOENIX MULTI-SECTOR SHORT        PHOENIX STRATEGIC ALLOCATION
                                                            TERM BOND SERIES                       SERIES
                                                     ----------------------------      ------------------------------
                                                         2006             2005             2006              2005
                                                         ----             ----             ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   1,258        $   1,353        $    2,770         $    7,876
      Realized gains (losses)                              (82)             -              29,047             15,878
      Unrealized appreciation (depreciation)
         during the year                                   463             (466)          (16,872)           (18,353)
                                                     ---------        ---------        ----------         ----------

Net increase (decrease) in net assets
   from operations                                       1,639              887            14,945              5,401
                                                     ---------        ---------        ----------         ----------

Contract transactions:
      Payments received from
         contract owners                                   -                -              14,349             54,294
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                         (23,805)          48,834          (215,219)           (73,350)
      Transfers for contract
         benefits and terminations                         -                -                 -              (85,180)
      Contract maintenance charges                         -                -              (2,239)            (5,970)
                                                     ---------        ---------        ----------         ----------

Net increase (decrease) in net assets resulting
   from contract transactions                          (23,805)          48,834          (203,109)          (110,206)
                                                     ---------        ---------        ----------         ----------

         Total increase (decrease) in net assets       (22,166)          49,721          (188,164)          (104,805)

Net assets at beginning of period                       49,721               -            300,872            405,677
                                                     ---------        ---------        ----------         ----------
Net assets at end of period                          $  27,555        $  49,721        $  112,708         $  300,872
                                                     =========        =========        ==========         ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-ABERDEEN INTERNATIONAL      PHOENIX-ALGER SMALL-CAP GROWTH
                                                               SERIES                               SERIES
                                                     ------------------------------      ------------------------------
                                                         2006             2005              2006              2005
                                                         ----             ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    4,787       $   1,833          $       23         $     -
      Realized gains (losses)                             2,098          33,084                  99             2,221
      Unrealized appreciation (depreciation)
         during the year                                 39,669         (26,017)             13,163             1,268
                                                     ----------       ---------          ----------         ---------

Net increase (decrease) in net assets
   from operations                                       46,554           8,900              13,285             3,489
                                                     ----------       ---------          ----------         ---------

Contract transactions:
      Payments received from
         contract owners                                  5,719           5,112               1,244             1,236
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                          424,761         (77,037)            177,698              (590)
      Transfers for contract
         benefits and terminations                      (95,953)        (21,577)                -                 -
      Contract maintenance charges                       (2,283)         (1,073)               (878)             (485)
                                                     ----------       ---------          ----------         ---------

Net increase (decrease) in net assets resulting
   from contract transactions                           332,244         (94,575)            178,064               161
                                                     ----------       ---------          ----------         ---------

         Total increase (decrease) in net assets        378,798         (85,675)            191,349             3,650

Net assets at beginning of period                        39,369         125,044              25,334            21,684
                                                     ----------       ---------          ----------         ---------
Net assets at end of period                          $  418,167       $  39,369          $  216,683         $  25,334
                                                     ==========       =========          ==========         =========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-DUFF & PHELPS REAL            PHOENIX-S&P DYNAMIC ASSET
                                                      ESTATE SECURITIES SERIES             ALLOCATION SERIES GROWTH
                                                     ----------------------------         ----------------------------
                                                         2006             2005                2006              2005
                                                         ----             ----                ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    2,912      $    3,652           $    1,801            $  -
      Realized gains (losses)                            25,665          47,823                   30               -
      Unrealized appreciation (depreciation)
         during the year                                 35,218         (19,901)               8,246               -
                                                     ----------      ----------           ----------            ----

Net increase (decrease) in net assets
   from operations                                       63,795          31,574               10,077               -
                                                     ----------      ----------           ----------            ----

Contract transactions:
      Payments received from
         contract owners                                 13,897          21,083                7,173               -
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           41,727         (31,457)             137,103               -
      Transfers for contract
         benefits and terminations                      (25,161)       (116,688)                 -                 -
      Contract maintenance charges                       (5,362)         (5,084)              (1,408)              -
                                                     ----------      ----------           ----------            ----

Net increase (decrease) in net assets resulting
   from contract transactions                            25,101        (132,146)             142,868               -
                                                     ----------      ----------           ----------            ----

         Total increase (decrease) in net assets         88,896        (100,572)             152,945               -

Net assets at beginning of period                       174,275         274,847                  -                 -
                                                     ----------      ----------           ----------            ----
Net assets at end of period                          $  263,171      $  174,275           $  152,945            $  -
                                                     ==========      ==========           ==========            ====





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      PHOENIX-SANFORD BERNSTEIN             PHOENIX-SANFORD BERNSTEIN
                                                        MID-CAP VALUE SERIES                 SMALL-CAP VALUE SERIES
                                                     ----------------------------         ----------------------------
                                                         2006             2005                2006           2005
                                                         ----             ----                ----           ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    1,919     $      478            $    1,441     $        1
      Realized gains (losses)                            58,969         43,518               180,823         50,783
      Unrealized appreciation (depreciation)
         during the year                                 (6,296)       (10,746)              (70,115)        12,760
                                                     ----------     ----------            ----------     ----------

Net increase (decrease) in net assets
   from operations                                       54,592         33,250               112,149         63,544
                                                     ----------     ----------            ----------     ----------

Contract transactions:
      Payments received from
         contract owners                                 20,957         25,754                30,377         55,983
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           65,250        126,562              (316,090)        (6,091)
      Transfers for contract
         benefits and terminations                           (3)      (139,915)                   (8)        (2,921)
      Contract maintenance charges                      (10,924)        (9,836)              (25,628)       (20,671)
                                                     ----------     ----------            ----------     ----------

Net increase (decrease) in net assets resulting
   from contract transactions                            75,280          2,565              (311,349)        26,300
                                                     ----------     ----------            ----------     ----------

         Total increase (decrease) in net assets        129,872         35,815              (199,200)        89,844

Net assets at beginning of period                       369,094        333,279               893,562        803,718
                                                     ----------     ----------            ----------     ----------
Net assets at end of period                          $  498,966     $  369,094            $  694,362     $  893,562
                                                     ==========     ==========            ==========     ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                           PHOENIX-VAN KAMPEN COMSTOCK SERIES   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                                           ----------------------------------   ------------------------------------------
                                                 2006                  2005                  2006                    2005
                                                 ----                  ----                  ----                    ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $  8,833              $  4,748             $  1,212                 $    248
     Realized gains (losses)                    97,307                 1,194                2,449                   (4,937)
     Unrealized appreciation
        (depreciation) during the year         (17,226)               15,507                6,554                    5,394
                                              --------              --------             --------                 --------

Net increase (decrease) in net assets
  from operations                               88,914                21,449               10,215                      705
                                              --------              --------             --------                 --------

Contract transactions:
     Payments received from
        contract owners                         48,069                47,408                1,346                    5,284
     Transfers between Investment
        Options (including Guaranteed
        Interest Account), net                  72,743                 2,508              198,674                      684
     Transfers for contract
        benefits and terminations                 (707)              (31,187)                 -                    (39,366)
     Contract maintenance charges              (10,440)               (8,552)              (2,055)                  (1,813)
                                              --------              --------             --------                 --------

Net increase (decrease) in net assets
  resulting from contract transactions         109,665                10,177              197,965                  (35,211)
                                              --------              --------             --------                 --------

        Total increase (decrease)
           in net assets                       198,579                31,626              208,180                  (34,506)

Net assets at beginning of period              408,727               377,101                6,419                   40,925
                                              --------              --------             --------                 --------
Net assets at end of period                   $607,306              $408,727             $214,599                 $  6,419
                                              ========              ========             ========                 ========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                           PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR     RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                           CLASS                                      LONG BOND FUND
                                           ------------------------------------------     ---------------------------------------
                                                 2006                  2005                  2006                    2005
                                                 ----                  ----                  ----                    ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $    489              $      -             $     20                 $   -
     Realized gains (losses)                       651                     -                   (5)                    (14)
     Unrealized appreciation
        (depreciation) during the year          (1,672)                    -                   26                     (18)
                                              --------              --------             --------                 -------

Net increase (decrease) in net assets
  from operations                                 (532)                    -                   41                     (32)
                                              --------              --------             --------                 -------

Contract transactions:
     Payments received from
        contract owners
     Transfers between Investment
        Options                                    -                       -                  -                       -
        (including Guaranteed
        Interest Account), net                 122,202                     -                   (3)                    (14)
     Transfers for contract
        benefits and terminations                  -                       -                  -                       -
     Contract maintenance charges                  -                       -                  (60)                    (78)
                                              --------              --------             --------                 -------

Net increase (decrease) in net assets
  resulting from contract transactions         122,202                     -                  (63)                    (92)
                                              --------              --------             --------                 -------

        Total increase (decrease)
           in net assets                       121,670                     -                  (22)                   (124)

Net assets at beginning of period                  -                       -                  511                     635
                                              --------              --------             --------                 -------
Net assets at end of period                   $121,670              $      -             $    489                 $   511
                                              ========              ========             ========                 =======





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               RYDEX VARIABLE TRUST NOVA FUND         RYDEX VARIABLE TRUST SECTOR ROTATION FUND
                                              --------------------------------       -------------------------------------------
                                                 2006                  2005                  2006                   2005
                                                 ----                  ----                  ----                   ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $    251              $     56                $   -                   $   -
     Realized gains (losses)                         9                    13                     79                      31
     Unrealized appreciation
        (depreciation) during the year           3,209                   631                      3                      64
                                              --------              --------                -------                 -------

Net increase (decrease) in net assets
  from operations                                3,469                   700                     82                      95
                                              --------              --------                -------                 -------

Contract transactions:
     Payments received from
        contract owners                            697                   696                    -                       -
     Transfers between Investment
        Options (including Guaranteed
        Interest Account), net                     (55)                  (66)                   (66)                    (55)
     Transfers for contract
        benefits and terminations                  -                     -                      -                       -
     Contract maintenance charges                 (311)                 (307)                   (85)                   (107)
                                              --------              --------                -------                 -------

Net increase (decrease) in net assets
  resulting from contract transactions             331                   323                   (151)                   (162)
                                              --------              --------                -------                 -------

        Total increase (decrease)
           in net assets                         3,800                 1,023                    (69)                    (67)

Net assets at beginning of period               17,772                16,749                    764                     831
                                              --------              --------                -------                 -------
Net assets at end of period                   $ 21,572              $ 17,772                $   695                 $   764
                                              ========              ========                =======                 =======





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                TEMPLETON DEVELOPING MARKETS
                                                  SECURITIES FUND - CLASS 2          TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                              --------------------------------       -------------------------------------------
                                                 2006                  2005                  2006                   2005
                                                 ----                  ----                  ----                   ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $  -                  $    262               $ 10,167                $  3,822
     Realized gains (losses)                       4                   7,097                 (1,088)                  2,220
     Unrealized appreciation
        (depreciation) during the year            (4)                 (4,189)               126,293                  28,899
                                              ------                --------               --------                --------

Net increase (decrease) in net assets
  from operations                                -                     3,170                135,372                  34,941
                                              ------                --------               --------                --------

Contract transactions:
     Payments received from
        contract owners                          -                     2,641                 57,327                  21,614
     Transfers between Investment
        Options (including Guaranteed
        Interest Account), net                   -                    (1,348)               352,966                  44,570
     Transfers for contract
        benefits and terminations                -                   (21,554)                (1,004)                 (9,018)
     Contract maintenance charges                (10)                    (67)                (6,718)                 (5,995)
                                              ------                --------               --------                --------

Net increase (decrease) in net assets
  resulting from contract transactions           (10)                (20,328)               402,571                  51,171
                                              ------                --------               --------                --------

       Total increase (decrease)
           in net assets                         (10)                (17,158)               537,943                  86,112

Net assets at beginning of period                 10                  17,168                399,947                 313,835
                                              ------                --------               --------                --------
Net assets at end of period                   $  -                 $      10               $937,890                $399,947
                                              ======                ========               ========                ========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

ALLOCATION FUND
TEMPLETON GROWTH SECURITIES FUND - CLASS 2

                                                   TEMPLETON GLOBAL ASSET
                                                 ALLOCATION FUND - CLASS 2           TEMPLETON GROWTH SECURITIES FUND - CLASS 2
                                              --------------------------------       ------------------------------------------
                                                 2006                  2005                  2006                   2005
                                                 ----                  ----                  ----                   ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $     2               $     -                 $   7,185              $  5,570
     Realized gains (losses)                        3                   2,418                  34,971                 8,404
     Unrealized appreciation
        (depreciation) during the year             (2)                 (1,869)                 58,626                30,255
                                              -------               ---------               ---------              --------

Net increase (decrease) in net assets
  from operations                                   3                     549                 100,782                44,229
                                              -------               ---------               ---------              --------

Contract transactions:
     Payments received from
        contract owners                           -                       -                    14,457                35,914
     Transfers between Investment
        Options (including Guaranteed
        Interest Account), net                    -                     2,072                (128,181)               69,667
     Transfers for contract
        benefits and terminations                 -                   (19,615)                    -                 (48,166)
     Contract maintenance charges                 (44)                    -                    (9,589)               (8,092)
                                              -------               ---------               ---------              --------

Net increase (decrease) in net assets
  resulting from contract transactions            (44)                (17,543)               (123,313)               49,323
                                              -------               ---------               ---------              --------

        Total increase (decrease)
           in net assets                          (41)                (16,994)                (22,531)               93,552

Net assets at beginning of period                  41                  17,035                 510,843               417,291
                                              -------               ---------               ---------              --------
Net assets at end of period                   $   -                 $      41               $ 488,312              $510,843
                                              =======               =========               =========              ========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   WANGER INTERNATIONAL SELECT         WANGER INTERNATIONAL SMALL CAP
                                                  -----------------------------       --------------------------------
                                                     2006               2005              2006              2005
                                                     ----               ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $     508          $   3,047        $   2,030          $   2,517
      Realized gains (losses)                         3,580              1,626              962             12,631
      Unrealized appreciation (depreciation)
         during the year                             56,068             19,761          165,401             40,373
                                                  ----------         ----------       ----------         ----------

Net increase (decrease) in net assets
   from operations                                   60,156             24,434          168,393             55,521
                                                  ----------         ----------       ----------         ----------

Contract transactions:
      Payments received from
         contract owners                                -                  -             27,531             16,955
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                       23,921             (3,879)         316,154             58,773
      Transfers for contract
         benefits and terminations                      -               (8,212)         (48,417)           (68,218)
      Contract maintenance charges                   (3,660)            (2,778)          (6,207)            (4,502)
                                                  ----------         ----------       ----------         ----------

Net increase (decrease) in net assets
   resulting from contract transactions              20,261            (14,869)         289,061              3,008
                                                  ----------         ----------       ----------         ----------

         Total increase (decrease) in
            net assets                               80,417              9,565          457,454             58,529

Net assets at beginning of period                   168,198            158,633          281,489            222,960
                                                  ----------         ----------       ----------         ----------
Net assets at end of period                       $ 248,615          $ 168,198        $ 738,943          $ 281,489
                                                  ==========         ==========       ==========         ==========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                           WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                  -----------------------------           --------------------------------
                                                     2006               2005                  2006               2005
                                                     ----               ----                  ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $   1,060          $     -               $     920           $     -
      Realized gains (losses)                        16,356             36,233                13,868              33,717
      Unrealized appreciation (depreciation)
         during the year                             40,386             (6,695)               14,800               8,868
                                                  ----------         ----------            ----------          ----------

Net increase (decrease) in net assets
   from operations                                   57,802             29,538                29,588              42,585
                                                  ----------         ----------            ----------          ----------

Contract transactions:
      Payments received from
         contract owners                              6,932             18,493                25,466              41,509
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                       19,243             (1,604)              (26,038)                526
      Transfers for contract
         benefits and terminations                      -              (39,574)                 (500)           (125,182)
      Contract maintenance charges                   (3,835)            (3,959)               (8,115)             (8,836)
                                                  ----------         ----------            ----------          ----------

Net increase (decrease) in net assets
   resulting from contract transactions              22,340            (26,644)               (9,187)            (91,983)
                                                  ----------         ----------            ----------          ----------

         Total increase (decrease) in
            net assets                               80,142              2,894                20,401             (49,398)

Net assets at beginning of period                   322,259            319,365               354,539             403,937
                                                  ----------         ----------            ----------          ----------
Net assets at end of period                       $ 402,401          $ 322,259             $ 374,940           $ 354,539
                                                  ==========         ==========            ==========          ==========





                        See Notes to Financial Statements

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
The Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is a Connecticut stock life insurance company and is an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Separate Account currently consists of 54 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap Portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES            SALES
-----------------                                                             ---------            -----
    AIM V.I. Capital Appreciation Fund - Class I                             $    49,626        $    45,210
    AIM V.I. Core Equity Fund - Class I                                           60,317              4,740
    AIM V.I. Mid Cap Core Equity Fund - Class I                                  312,841                371
    Alger American Leveraged AllCap Portfolio - Class O                           18,249            212,886
    DWS Equity 500 Index Fund VIP - Class A                                      235,085            299,984
    Federated Fund for U.S. Government Securities II                             192,994            189,456
    Federated High Income Bond Fund II - Primary Shares                           35,458             19,187
    Fidelity VIP Contrafund(R) Portfolio - Service Class                         751,744            208,413
    Fidelity VIP Growth Opportunities Portfolio - Service Class                   42,644              2,359
    Fidelity VIP Growth Portfolio - Service Class                                236,923            239,105
    Lazard Retirement Small Cap Portfolio - Service Shares                            22                 55
    Lord Abbett Bond-Debenture Portfolio - Class VC                              112,859             17,050
    Lord Abbett Growth and Income Portfolio - Class VC                           168,878             96,437
    Lord Abbett Mid-Cap Value Portfolio - Class VC                                23,734             43,080
    Mutual Shares Securities Fund - Class 2                                      251,264            440,085
    Phoenix Capital Growth Series                                                144,223              1,602
    Phoenix Growth and Income Series                                              79,250            112,682
    Phoenix Mid-Cap Growth Series                                                 20,651            625,653
    Phoenix Money Market Series                                                  609,816          1,020,842
    Phoenix Multi-Sector Fixed Income Series                                     113,886             75,328
    Phoenix Multi-Sector Short Term Bond Series                                    1,258             23,804
    Phoenix Strategic Allocation Series                                           30,770            217,817
    Phoenix-Aberdeen International Series                                        439,201            102,170
    Phoenix-Alger Small-Cap Growth Series                                        182,309              4,222
    Phoenix-Duff & Phelps Real Estate Securities Series                           93,206             47,085
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                          146,076              1,408
    Phoenix-Sanford Bernstein Mid-Cap Value Series                               188,230             53,578
    Phoenix-Sanford Bernstein Small-Cap Value Series                             273,715            485,295
    Phoenix-Van Kampen Comstock Series                                           248,829             33,481
    Phoenix-Van Kampen Equity 500 Index Series                                   270,494             71,318
    PIMCO VIT Total Return Portfolio - Advisor Class                             123,342                  -
    Rydex Variable Trust Inverse Government Long Bond Fund                            20                 63
    Rydex Variable Trust Nova Fund                                                   947                365
    Rydex Variable Trust Sector Rotation Fund                                         33                151
    Templeton Developing Markets Securities Fund - Class 2                             3                 13
    Templeton Foreign Securities Fund - Class 2                                  524,969            112,231
    Templeton Global Asset Allocation Fund - Class 2                                  34                 75
    Templeton Growth Securities Fund - Class 2                                    71,566            167,676
    Wanger International Select                                                   28,769              8,000
    Wanger International Small Cap                                               384,167             93,076
    Wanger Select                                                                102,007             69,806
    Wanger U.S. Smaller Companies                                                 82,681             77,976
                                                                             -----------        -----------
                                                                             $ 6,653,090        $ 5,224,135
                                                                             -----------        -----------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
===================================================================================================================================
AIM V.I. Capital Appreciation Fund - Class I        15,095       (13,636)        1,459         2,807        (11,320)        (8,513)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                 59,757        (4,917)       54,840             -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I        241,898          (325)      241,573       169,662       (166,583)         3,079
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
   Portfolio - Class O                               7,896       (82,146)      (74,250)       26,694        (22,910)         3,784
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A             58,191       (77,181)      (18,990)       19,596        (14,000)         5,596
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                    44,394       (49,043)       (4,649)       33,689        (40,613)        (6,924)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                          4,898        (4,357)          541         9,471        (10,072)          (601)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                       140,941       (42,693)       98,248        58,276        (34,349)        23,927
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                        12,534          (722)       11,812           411            (79)           332
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                        91,842       (91,075)          767        54,421        (80,415)       (25,994)
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                            -           (45)          (45)          280            (27)           253
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                             93,759       (15,832)       77,927        58,107           (848)        57,259
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                            137,556       (80,945)       56,611       210,930           (812)       210,118
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                             12,777       (36,483)      (23,706)      178,980        (58,361)       120,619
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities
   Fund - Class 2                                   49,833      (102,561)      (52,728)       52,089        (22,392)        29,697
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       51,158          (589)       50,569         2,598        (13,425)       (10,827)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    21,814       (31,892)      (10,078)       13,270        (29,671)       (16,401)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       10,539      (317,302)     (306,763)       49,694        (38,356)        11,338
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                        157,054      (299,685)     (142,631)      418,569       (397,738)        20,831
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            19,035       (16,936)        2,099        38,599        (63,523)       (24,924)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series              -       (21,517)      (21,517)       45,228              -         45,228
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                  3,902       (60,491)      (56,589)       38,292        (69,992)       (31,700)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               83,892       (18,945)       64,947         9,291        (33,769)       (24,478)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               29,133          (656)       28,477           257           (209)            48
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                                 7,401        (5,032)        2,369        11,728        (30,715)       (18,987)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
   Allocation Series: Growth                       140,398        (1,326)      139,072             -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
   Mid-Cap Value Series                             20,471        (8,955)       11,516        31,983        (28,022)         3,961
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
   Value Series                                     28,473       (82,400)      (53,927)       11,167         (5,771)         5,396
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  40,171       (10,048)       30,123        32,685        (29,041)         3,644
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series          91,479       (23,375)       68,104         2,503        (16,545)       (14,042)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                       116,767             -       116,767             -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
   Government Long Bond Fund                             -           (66)          (66)            -           (101)          (101)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         449          (234)          215           516           (270)           246
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                -           (96)          (96)            -           (125)          (125)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                             -            (2)           (2)          667         (4,646)        (3,979)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign
   Securities Fund - Class 2                       133,099       (29,295)      103,804        61,605        (46,494)        15,111
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
   Allocation Fund - Class 2                             7           (16)           (9)        4,590         (8,617)        (4,027)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2          10,395       (37,557)      (27,162)       38,601        (24,619)        13,982
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          6,114        (1,906)        4,208             -         (4,752)        (4,752)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      85,721       (19,998)       65,723        33,187        (31,560)         1,627
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                       15,365       (12,687)        2,678        18,339        (23,767)        (5,428)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                       13,787       (15,241)       (1,454)       14,084        (30,907)       (16,823)
-----------------------------------------------------------------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

Executive Benefit VUL

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
        2006                 -                   -               -                -                 -                       -
        2005(8)              -                   -               -                -                 -                  (2.49%)
        2004                 -                   -               -                -                 -                       -
        2003                 -                   -               -                -                 -                       -
        2002                 -                   -               -                -                 -                       -
Alger American Leveraged AllCap Portfolio - Class O
        2006                 -                   -               -                -                 -                  11.70%
        2005                 0(+)             3.12               0(++)            -                 -                  14.45%
        2004(7)              6                2.72              17                -                 -                   4.54%
        2003                 -                   -               -                -                 -                       -
        2002                 -                   -               -                -                 -                       -
Federated Fund for U.S. Government Securities II
        2006                 -                   -               -             7.36%                -                   3.77%
        2005                 0(+)             3.67               0(++)         4.68%                -                   2.03%
        2004                19                3.60              67             4.26%                -                   3.61%
        2003                22                3.47              76             3.17%                -                   2.37%
        2002                19                3.39              64             3.06%                -                   9.05%
Federated High Income Bond Fund II - Primary Shares
        2006                 -                   -               -            17.33%                -                   7.98%
        2005                 0(+)             4.19               0(++)        10.02%                -                   2.66%
        2004                 4                4.09              17             6.20%                -                  10.46%
        2003                 3                3.70              13             5.69%                -                  22.22%
        2002                 2                3.03               7             8.00%                -                   1.39%
Fidelity VIP Contrafund(R) Portfolio - Service Class
        2006                 -                   -               -             0.87%                -                   7.77%
        2005                 0(+)             4.57               0(++)         0.21%                -                  16.85%
        2004                17                3.91              68             0.09%                -                  15.34%
        2003                 4                3.39              13             0.28%                -                  28.35%
        2002                 3                2.64               7                 -                -                  (9.42%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
        2006                 -                   -               -                 -                -                       -
        2005                 -                   -               -             2.72%                -                  (4.52%)
        2004(6)              0(+)             3.09               0(++)         1.34%                -                   6.21%
        2003                 -                   -               -                 -                -                       -
        2002                 -                   -               -                 -                -                       -
Fidelity VIP Growth Portfolio - Service Class
        2006                 -                   -               -             0.62%                -                   5.27%
        2005                 0(+)             2.81               0(++)         0.48%                -                   5.67%
        2004                13                2.66              34             0.10%                -                   3.26%
        2003                 5                2.58              13             0.15%                -                  32.78%
        2002                 4                1.94               8             0.10%                -                 (30.20%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2
        2006                 -                   -               -            1.66%                 -                  13.58%
        2005                 0(+)             4.05               0(++)        1.01%                 -                  10.55%
        2004                 5                3.66              17            0.82%                 -                  12.63%
        2003                 4                3.25              13            1.03%                 -                  25.15%
        2002                 3                2.60               7            1.24%                 -                 (11.81%)
Phoenix Capital Growth Series
        2006                 -                   -               -                -                 -                   0.73%
        2005                 0(+)             1.62               0(++)        0.00%*                -                   3.71%
        2004                11                1.56              17            0.52%                 -                   4.97%
        2003                17                1.49              26            0.08%                 -                  26.49%
        2002                19                1.18              23                -                 -                 (24.81%)
Phoenix Growth and Income Series
        2006                 -                   -               -                -                 -                   2.65%
        2005                 0(+)             2.84               0(++)        0.45%                 -                   4.80%
        2004                19                2.71              50            1.16%                 -                  10.48%
        2003                22                2.45              53            1.25%                 -                  27.46%
        2002                 8                1.92              15            1.00%                 -                 (22.51%)
Phoenix Mid-Cap Growth Series
        2006                 -                  -                -                -                 -                   6.16%
        2005                 0(+)             1.90               0(++)            -                 -                   4.18%
        2004                 9                1.82              17                -                 -                   6.72%
        2003                 7                1.71              13                -                 -                  28.83%
        2002                11                1.33              15                -                 -                 (32.50%)
Phoenix Money Market Series
        2006                 -                   -               -            4.22%                 -                   3.66%
        2005                 0(+)             3.21               1            2.40%                 -                   2.58%
        2004                48                3.13             152            0.82%                 -                   0.79%
        2003                36                3.11             113            0.65%                 -                   0.68%
        2002                23                3.09              70            1.34%                 -                   1.42%
Phoenix Multi-Sector Fixed Income Series
        2006                 -                   -               -            2.59%                 -                   5.42%
        2005                 0(+)             4.23               0(++)        3.23%                 -                   1.78%
        2004                28                4.16             118            6.02%                 -                   6.84%
        2003                10                3.89              39            6.63%                 -                  14.58%
        2002                 6                3.40              22            7.50%                 -                  10.00%
Phoenix Strategic Allocation Series
        2006                 -                   -               -            1.56%                 -                   9.73%
        2005                 0(+)             3.52               0(++)        1.40%                 -                   1.79%
        2004                15                3.46              51            2.65%                 -                   7.46%
        2003                12                3.22              39            2.64%                 -                  19.87%
        2002                 6                2.68              15            2.52%                 -                 (11.58%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
        2006                 -                   -               -            1.87%                 -                  19.79%
        2005                 0(+)             4.45               0(++)        0.74%                 -                  18.57%
        2004                 5                3.75              17            2.73%                 -                  20.78%
        2003(5)              4                3.11              14            2.24%                 -                  42.30%
        2002                 -                   -               -                -                 -                       -
Phoenix-Alger Small-Cap Growth Series
        2006                 -                   -               -                -                 -                  (1.78%)
        2005                 -                   -               -                -                 -                       -
        2004                 -                   -               -                -                 -                       -
        2003                 -                   -               -                -                 -                       -
        2002                 -                   -               -                -                 -                       -
Phoenix-Duff & Phelps Real Estate Securities Series
        2006                 -                   -               -            0.48%                 -                  31.72%
        2005                 0(+)             7.48               0(++)        1.09%                 -                  15.10%
        2004                13                6.50              84            2.37%                 -                  34.69%
        2003                11                4.83              54            3.49%                 -                  38.27%
        2002                11                3.49              37            4.00%                 -                  12.08%
Phoenix-Sanford Bernstein Mid-Cap Value Series
        2006                 -                   -               -                -                 -                   5.58%
        2005                 0(+)             6.81               0(++)        0.14%                 -                   7.73%
        2004                11                6.32              68            0.19%                 -                  20.41%
        2003                 8                5.25              41            0.20%                 -                  40.97%
        2002                 7                3.73              24            0.85%                 -                  (8.55%)
Phoenix-Van Kampen Comstock Series
        2006                 -                   -               -            0.88%                 -                  16.23%
        2005                 0(+)             3.14               0(++)        0.56%                 -                   5.43%
        2004                 6                2.98              17            0.77%                 -                  12.92%
        2003                10                2.64              26            1.00%                 -                  23.87%
        2002                11                2.13               0            1.15%                 -                 (21.93%)
Phoenix-Van Kampen Equity 500 Index Series
        2006                 -                   -               -                -                 -                   9.81%
        2005                 0(+)             2.56               0(++)        0.63%                 -                   3.69%
        2004                14                2.47              34            1.50%                 -                   9.84%
        2003                12                2.25              26            1.12%                 -                  26.23%
        2002                13                1.78              23            0.98%                 -                 (23.68%)
Templeton Developing Markets Securities Fund - Class 2
        2006                 -                   -               -                -                 -                   9.63%
        2005                 0(+)             5.49               0(++)        1.94%                 -                  27.43%
        2004                 4                4.31              17            1.97%                 -                  24.71%
        2003                 4                3.46              14            1.99%                 -                  52.99%
        2002                 3                2.26               8            2.45%                 -                  (0.15%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
        2006                 -                   -               -                -                 -                       -
        2005                 -                   -               -                -                 -                       -
        2004                 -                0.00               -                -                 -                   2.61%
        2003                 0(+)             2.97               0(++)        2.21%                 -                  32.21%
        2002                 3                2.25               7            2.46%                 -                 (18.56%)
Templeton Global Asset Allocation Fund - Class 2
        2006                 -                   -               -            9.17%                 -                  15.15%
        2005                 0(+)             4.37               0(++)            -                 -                   3.55%
        2004                 4                4.22              17            4.27%                 -                  15.72%
        2003                 0(+)             3.65               0(++)        3.34%                 -                  31.95%
        2002(4)              3                2.76               8            3.12%                 -                  (9.99%)
Templeton Growth Securities Fund - Class 2
        2006                 -                   -               -                -                 -                   3.62%
        2005                 0(+)             4.05               0(++)        1.60%                 -                   8.86%
        2004                 9                3.72              34            1.23%                 -                  16.03%
        2003                 8                3.21              27            1.60%                 -                  32.13%
        2002                 6                2.43              15            1.64%                 -                 (18.49%)
Wanger International Small Cap
        2006                 -                   -               -               -                  -                   9.14%
        2005                 0(+)             3.67               0(++)        1.32%                 -                  21.53%
        2004                17                3.02              52            0.84%                 -                  30.27%
        2003                17                2.32              40            0.24%                 -                  48.86%
        2002                10                1.56              15                -                 -                 (13.83%)
Wanger Select
        2006                 -                   -               -                -                 -                   5.74%
        2005                 0(+)             5.55               0(++)            -                 -                  10.49%
        2004                 7                5.02              34                -                 -                  19.31%
        2003                 3                4.21              13                -                 -                  30.73%
        2002                 5                3.22              15                -                 -                  (7.62%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    -------------------------------------------------------------
                                                      Net         Investment
                   Units                Unit         Assets        Income             Expense                 Total
                  (000's)            Fair Value      (000's)       Ratio(1)           Ratio(2)               Return(3)
            ------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
        2006                 -                   -               -            -                      -                  5.42%
        2005                 0(+)             5.48               0(++)        -                      -                 11.25%
        2004                21                4.93             102            -                      -                 18.33%
        2003                15                4.16              64            -                      -                 43.22%
        2002                 8                2.91              24            -                      -                (16.81%)

*    Amount is less than 0.005%.

(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)  From inception May 20, 2002 to December 31, 2002.
(5)  From inception February 7, 2003 to December 31, 2003.
(6)  From inception February 5, 2004 to December 31, 2004.
(7)  From inception May 28, 2004 to December 31, 2004.
(8)  From inception March 17, 2005 to April 25, 2005.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
        2006                35                3.38              119           0.05%                 -                   6.30%
        2005                34                3.18              107           0.06%                 -                   8.84%
        2004                42                2.92              123               -                 -                   6.63%
        2003                45                2.74              122               -                 -                  29.52%
        2002(8)             10                2.11               21               -                 -                 (13.39%)
AIM V.I. Core Equity Fund - Class I
        2006(16)            55                1.10               60           0.82%                 -                   9.16%
        2005                 -                   -                -               -                 -                       -
        2004                 -                   -                -               -                 -                       -
        2003                 -                   -                -               -                 -                       -
        2002                 -                   -                -               -                 -                       -
AIM V.I. Mid Cap Core Equity Fund - Class I
        2006               280                1.22              341           1.22%                 -                  11.24%
        2005                39                1.10               42           0.55%                 -                   7.62%
        2004(13)            36                1.02               36           1.93%                 -                   1.98%
        2003                 -                   -                -               -                 -                       -
        2002                 -                   -                -               -                 -                       -
Alger American Leveraged AllCap Portfolio - Class O
        2006               149                2.63              391               -                 -                  19.26%
        2005               223                2.21              492               -                 -                  14.45%
        2004               213                1.93              411               -                 -                   8.19%
        2003               220                1.78              392               -                 -                  34.72%
        2002               147                1.32              195           0.01%                 -                 (33.91%)
DWS Equity 500 Index Fund VIP - Class A
        2006               241                4.26            1,028           1.14%                 -                  15.52%
        2005               260                3.69              960           1.50%                 -                   4.68%
        2004               255                3.52              897           0.99%                 -                  10.59%
        2003               310                3.18              987           1.30%                 -                  28.16%
        2002(7)            418                2.48            1,039           2.74%                 -                 (21.00%)
Federated Fund for U.S. Government Securities II
        2006               134                3.94              529           4.21%                 -                   4.14%
        2005               139                3.79              525           3.84%                 -                   2.03%
        2004               127                3.71              471           4.93%                 -                   3.61%
        2003               133                3.58              477           2.14%                 -                   2.37%
        2002                42                3.50              147           1.55%                 -                   9.05%
Federated High Income Bond Fund II - Primary Shares
        2006                39                4.65              180           8.15%                 -                  10.80%
        2005                38                4.19              160           7.94%                 -                   2.66%
        2004                35                4.09              142           7.76%                 -                  10.46%
        2003                37                3.70              136           4.77%                 -                  22.22%
        2002                13                3.03               40           7.49%                 -                   1.39%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
        2006               195                5.10            993              1.00%                -                  11.59%
        2005                96                4.57            441              0.15%                -                  16.85%
        2004                55                3.91            216              0.25%                -                  15.34%
        2003                35                3.39            117              0.29%                -                  28.35%
        2002                22                2.64             58                  -                -                  (9.71%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
        2006                14                3.55             48              0.11%                -                   5.30%
        2005                 2                3.37              6              0.81%                -                   8.86%
        2004                 1                3.09              5              0.33%                -                   7.06%
        2003                15                2.89             44              0.30%                -                  29.66%
        2002                 1                2.23              3                  -                -                   1.04%
Fidelity VIP Growth Portfolio - Service Class
        2006               163                2.69            439              0.30%                -                   6.73%
        2005               162                2.52            409              0.39%                -                   5.67%
        2004               176                2.39            419              0.18%                -                   3.26%
        2003               185                2.31            428              0.20%                -                  32.78%
        2002               164                1.74            286              0.01%                -                 (30.20%)
Lazard Retirement Small Cap Portfolio - Service Shares
        2006                 0                1.28              0                  -                -                  16.07%
        2005(14)             0                1.10              0                  -                -                  12.59%
        2004                 -                   -              -                  -                -                       -
        2003                 -                   -              -                  -                -                       -
        2002                 -                   -              -                  -                -                       -
Lord Abbett Bond-Debenture Portfolio - Class VC
        2006               135                1.13            152             12.75%                -                   9.33%
        2005(14)            57                1.03             59              7.54%                -                   5.33%
        2004                 -                   -              -                  -                -                       -
        2003                 -                   -              -                  -                -                       -
        2002                 -                   -              -                  -                -                       -
Lord Abbett Growth and Income Portfolio - Class VC
        2006               267                1.24            331              1.20%                -                  17.27%
        2005(14)           210                1.06            222              1.47%                -                   7.89%
        2004                 -                   -              -                  -                -                       -
        2003                 -                   -              -                  -                -                       -
        2002                 -                   -              -                  -                -                       -
Lord Abbett Mid-Cap Value Portfolio - Class VC
        2006                97                1.23            119              0.43%                -                  12.23%
        2005(14)           121                1.09            132              0.66%                -                  13.98%
        2004                 -                   -              -                  -                -                       -
        2003                 -                   -              -                  -                -                       -
        2002                 -                   -              -                  -                -                       -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2
        2006                181               4.80              869            1.25%                -                  18.38%
        2005                234               4.05              947            0.94%                -                  10.55%
        2004                200               3.66              731            0.76%                -                  12.63%
        2003                214               3.25              696            0.97%                -                  25.15%
        2002                150               2.60              391            0.33%                -                 (11.81%)
Phoenix Capital Growth Series
        2006                 62               2.81              175            0.61%                -                   3.22%
        2005                 12               2.72               32            0.07%                -                   3.71%
        2004                 12               2.62               31            0.40%                -                   4.97%
        2003                 40               2.50               99            0.07%                -                  26.49%
        2002(4)              21               1.98               41                -                -                 (20.13%)
Phoenix Growth and Income Series
        2006                 93               3.85              360            1.08%                -                  17.18%
        2005                104               3.28              340            1.08%                -                   4.80%
        2004                101               3.13              317            1.28%                -                  10.48%
        2003                 94               2.84              267            1.33%                -                  27.46%
        2002                  9               2.22               19            0.86%                -                 (22.51%)
Phoenix Mid-Cap Growth Series
        2006                 28               1.96               56                -                -                   4.13%
        2005                335               1.89              632                -                -                   4.18%
        2004                315               1.81              569                -                -                   6.72%
        2003                338               1.70              572                -                -                  28.83%
        2002                283               1.32              373                -                -                 (32.50%)
Phoenix Money Market Series
        2006                463               3.51            1,625            4.31%                -                   4.41%
        2005                605               3.36            2,035            2.57%                -                   2.58%
        2004                536               3.28            1,758            0.78%                -                   0.79%
        2003              1,104               3.25            3,592            0.69%                -                   0.68%
        2002              1,073               3.23            3,466            1.37%                -                   1.42%
Phoenix Multi-Sector Fixed Income Series
        2006               129                4.52              584            5.34%                -                   6.84%
        2005               127                4.23              538            4.93%                -                   1.78%
        2004               124                4.16              514            6.36%                -                   6.84%
        2003                50                3.89              194            6.91%                -                  14.58%
        2002                22                3.40               76            7.28%                -                  10.00%
Phoenix Multi-Sector Short Term Bond Series
        2006                24                1.16               28            4.27%                -                   5.71%
        2005(15)            45                1.10               50            4.40%                -                   1.92%
        2004                 -                   -                -            3.58%                -                   1.34%
        2003(12)             3                1.03                3           21.59%                -                   0.86%
        2002                 -                   -                -                -                -                       -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
        2006                28                 4.00           113             2.29%                 -                  12.69%
        2005                85                 3.55           301             2.25%                 -                   1.79%
        2004               102                 3.49           355             2.70%                 -                   7.46%
        2003               116                 3.24           378             2.84%                 -                  19.87%
        2002                49                 2.71           131             3.37%                 -                 (11.58%)
Phoenix-Aberdeen International Series
        2006                74                 5.67           418             2.65%                 -                  27.37%
        2005                 9                 4.45            39             2.69%                 -                  18.57%
        2004                29                 3.75           108             2.76%                 -                  20.78%
        2003                32                 3.11           100             2.12%                 -                  31.86%
        2002(9)              2                 2.36             6             1.67%                 -                  (3.00%)
Phoenix-Alger Small-Cap Growth Series
        2006                33                 6.55           217             0.03%                 -                  19.45%
        2005                 5                 5.48            25                 -                 -                  15.64%
        2004                 5                 4.74            22                 -                 -                   2.12%
        2003                13                 4.64            59                 -                 -                  53.38%
        2002(10)             1                 3.03             2                 -                 -                  (1.42%)
Phoenix-Duff & Phelps Real Estate Securities Series
        2006                26                10.26           263             1.41%                 -                  37.07%
        2005                23                 7.48           174             1.68%                 -                  15.10%
        2004                29                 6.50           191             2.62%                 -                  34.69%
        2003                41                 4.83           200             3.81%                 -                  38.27%
        2002(5)             11                 3.49            39             4.51%                 -                   5.91%
Phoenix-S&P Dynamic Asset Allocation Series: Growth
        2006(17)           139                 1.10           153             3.89%                 -                   7.18%
        2005                 -                    -             -                 -                 -                       -
        2004                 -                    -             -                 -                 -                       -
        2003                 -                    -             -                 -                 -                       -
        2002                 -                    -             -                 -                 -                       -
Phoenix-Sanford Bernstein Mid-Cap Value Series
        2006                77                 6.50           499             0.49%                 -                  14.91%
        2005                65                 5.66           369             0.12%                 -                   7.73%
        2004                51                 5.25           266             0.18%                 -                  20.41%
        2003                46                 4.36           202             0.21%                 -                  40.97%
        2002                40                 3.09           123             0.99%                 -                  (8.55%)
Phoenix-Sanford Bernstein Small-Cap Value Series
        2006               107                 6.47           694             0.21%                 -                  16.75%
        2005               161                 5.54           894                 -                 -                   7.46%
        2004               156                 5.16           804                 -                 -                  22.67%
        2003               146                 4.20           613                 -                 -                  43.86%
        2002               134                 2.92           390             0.92%                 -                  (8.54%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
        2006               162                3.76            607             1.92%                 -                  20.90%
        2005               132                3.11            409             1.24%                 -                   5.43%
        2004               122                2.95            360             1.36%                 -                  12.92%
        2003                36                2.61             93             0.92%                 -                  23.87%
        2002                29                2.11             60             0.93%                 -                 (21.93%)
Phoenix-Van Kampen Equity 500 Index Series
        2006                71                3.04            215             2.31%                 -                  14.21%
        2005                 2                2.66              6             1.24%                 -                   3.69%
        2004                 3                2.57              7             0.73%                 -                   9.84%
        2003                35                2.34             81             1.09%                 -                  26.23%
        2002                40                1.85             74             0.94%                 -                 (23.68%)
PIMCO VIT Total Return Portfolio - Advisor Class
        2006(18)           117                1.04            122             4.56%                 -                  (0.44%)
        2005                 -                   -              -                 -                 -                       -
        2004                 -                   -              -                 -                 -                       -
        2003                 -                   -              -                 -                 -                       -
        2002                 -                   -              -                 -                 -                       -
Rydex Variable Trust Inverse Government Long Bond Fund
        2006                 1                0.97              0             3.88%                 -                   8.11%
        2005                 1                0.90              1                 -                 -                  (5.24%)
        2004                 1                0.95              1                 -                 -                 (10.67%)
        2003(11)             7                1.06              8                 -                 -                   2.14%
        2002                 -                   -              -                 -                 -                       -
Rydex Variable Trust Nova Fund
        2006                12                1.74             22             1.30%                 -                  19.27%
        2005                12                1.46             18             0.33%                 -                   3.96%
        2004                12                1.40             17             0.05%                 -                  14.62%
        2003(11)            18                1.22             22                 -                 -                  15.36%
        2002                 -                   -              -                 -                 -                       -
Rydex Variable Trust Sector Rotation Fund
        2006                 0                1.63              1                 -                 -                  11.39%
        2005                 1                1.46              1                 -                 -                  13.71%
        2004                 1                1.29              1                 -                 -                  10.71%
        2003(11)             7                1.16              8                 -                 -                   9.57%
        2002                 -                   -              -                 -                 -                       -
Templeton Foreign Securities Fund - Class 2
        2006               215                4.36            938             1.38%                 -                  21.44%
        2005               112                3.59            400             1.11%                 -                  10.17%
        2004                96                3.26            314             1.04%                 -                  18.53%
        2003               126                2.75            347             1.16%                 -                  32.21%
        2002                49                2.08            102             0.02%                 -                 (18.56%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
        2006                99                4.93            488             1.38%                 -                  21.81%
        2005               126                4.05            511             1.16%                 -                   8.86%
        2004               103                3.72            383             1.11%                 -                  16.03%
        2003                99                3.20            317             1.03%                 -                  32.13%
        2002(6)             26                2.43             64             0.25%                 -                 (21.42%)
Wanger International Select
        2006                53                4.72            249             0.26%                 -                  36.00%
        2005                48                3.47            168             1.94%                 -                  16.43%
        2004                53                2.98            159             0.32%                 -                  24.34%
        2003                50                2.40            119             0.30%                 -                  41.24%
        2002                43                1.70             73                 -                 -                 (15.29%)
Wanger International Small Cap
        2006               138                5.37            739             0.34%                 -                  37.16%
        2005                72                3.91            281             0.93%                 -                  21.53%
        2004                53                3.22            171             0.90%                 -                  30.27%
        2003                83                2.47            205             0.18%                 -                  48.86%
        2002                35                1.66             59                 -                 -                 (13.83%)
Wanger Select
        2006                65                6.22            402             0.36%                 -                  19.70%
        2005                62                5.20            322                 -                 -                  10.49%
        2004                61                4.70            285                 -                 -                  19.31%
        2003                49                3.94            192                 -                 -                  30.73%
        2002(5)             36                3.01            110                 -                 -                  (6.58%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
        2006               73                 5.16            375             0.23%                 -                   7.87%
        2005               74                 4.79            354                 -                 -                  11.25%
        2004               70                 4.30            302                 -                 -                  18.33%
        2003               92                 3.63            334                 -                 -                  43.22%
        2002               59                 2.54            150                 -                 -                 -16.81%

(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)  From inception February 6, 2002 to December 31, 2002.

(5)  From inception March 5, 2002 to December 31, 2002.

(6)  From inception March 20, 2002 to December 31, 2002.

(7)  From inception April 19, 2002 to December 31, 2002.

(8)  From inception June 13, 2002 to December 31, 2002.

(9)  From inception August 8, 2002 to December 31, 2002.

(10) From inception September 18, 2002 to December 31, 2002.

(11) From inception July 8, 2003 to December 31, 2003.

(12) From inception December 9, 2003 to December 31, 2003.

(13) From inception December 3, 2004 to December 31, 2004.

(14) From inception April 29, 2005 to December 31, 2005.

(15) From inception May 12, 2005 to December 31, 2005.

(16) From inception April 28, 2006 to December 31, 2006.

(17) From inception September 5, 2006 to December 31, 2006.

(18) From inception November 29, 2006 to December 31, 2006.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 - POLICY LOANS
Policy provisions allow policyowners to borrow up to 90% - 100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $265,765 and $267,419 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

     Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $120.

     Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

     Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

     Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 0% of the contracts value for the mortality and expense risks and 0% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and `Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $0 and $0 respectively. This expense is taken out as a reduction of unit values.

NOTE 8--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PLAC intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small- Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 10--LIQUIDATIONS AND MERGERS (CONTINUED)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471.
Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large- Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large- Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture
Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13 - OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 13 - OTHER (CONTINUED)
State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

[LOGO]PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2006 AND 2005

                                      TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                   --------------

Report of Independent Registered Public Accounting Firm.......................................          F-3

Balance Sheet as of December 31, 2006 and 2005................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2006, 2005 and 2004........................................          F-5

Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004..................          F-6

Notes to Financial Statements.................................................................       F-7 - F-19

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company (the Company) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2006 AND 2005


                                                                                                 2006             2005
                                                                                            ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................     $     33,259     $     31,088
Policy loans, at unpaid principal balances..............................................            1,075              569
                                                                                            ---------------  ---------------
Total investments.......................................................................           34,334           31,657
Cash and cash equivalents...............................................................            5,106            1,052
Accrued investment income...............................................................              361              377
Due and uncollected premium.............................................................            3,761            3,848
Deferred policy acquisition costs.......................................................           14,311           15,728
Other general account assets............................................................            3,190            4,763
Separate account assets.................................................................           14,942           13,224
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $     76,005     $     70,649
                                                                                            ===============  ===============

LIABILITIES:

Policy liabilities and accruals.........................................................     $     30,644     $     28,131
Deferred income tax liability...........................................................            1,105              446
Other general account liabilities.......................................................            2,157            2,272
Separate account liabilities............................................................           14,942           13,224
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................           48,848           44,073
                                                                                            ---------------  ---------------

CONTINGENT LIABILITIES (NOTE 11)........................................................

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding..................................................            2,500            2,500
Additional paid-in capital..............................................................           19,664           19,664
Retained earnings.......................................................................            5,451            4,657
Accumulated other comprehensive loss....................................................             (458)            (245)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................           27,157           26,576
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $     76,005     $     70,649
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

REVENUES:
Premiums...............................................................     $      2,586     $      2,618     $      3,064
Insurance and investment product fees..................................            1,323            2,060            1,442
Investment income, net of expenses.....................................            1,817            1,524            1,351
Net realized investment losses.........................................               --              (44)             (18)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................            5,726            6,158            5,839
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits........................................................            2,363            2,650            3,135
Policy acquisition cost amortization...................................            1,629             (612)             811
Other operating expenses...............................................              515              377              124
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................            4,507            2,415            4,070
                                                                           ---------------  ---------------  ---------------
Income before income taxes.............................................            1,219            3,743            1,769
Applicable income taxes................................................              425            1,310              614
                                                                           ---------------  ---------------  ---------------
NET INCOME.............................................................     $        794     $      2,433     $      1,155
                                                                           ===============  ===============  ===============

COMPREHENSIVE INCOME:

NET INCOME.............................................................     $        794     $      2,433     $      1,155
OTHER COMPREHENSIVE INCOME (LOSS)......................................             (213)            (487)               1
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME...................................................     $        581     $      1,946     $      1,156
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent......................................     $         --     $         --     $         --

RETAINED EARNINGS:
Net income.............................................................              794            2,433            1,155

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................             (213)            (487)               1
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY.........................................              581            1,946            1,156
Stockholder's equity, beginning of year................................           26,576           24,630           23,474
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR......................................     $     27,157     $     26,576     $     24,630
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ----------------

OPERATING ACTIVITIES:
Net income.............................................................     $        794     $      2,433     $      1,155
Net realized investment losses.........................................               --               44               18
Increase (decrease) in deferred income tax liability...................              774              599              (88)
Investment (gains) losses..............................................               10              (26)             (90)
Decrease in due and uncollected premium................................               65             (113)             493
Decrease (increase) in deferred policy acquisition costs...............            1,417             (735)             543
Increase in policy liabilities and accruals............................            2,513            1,661            2,257
Net change in other assets and other liabilities.......................            1,284           (1,549)             (18)
                                                                           ---------------  ---------------  ----------------
CASH FROM OPERATING ACTIVITIES.........................................            6,857            2,314            4,270
                                                                           ---------------  ---------------  ----------------

INVESTING ACTIVITIES:
Debt security purchases................................................          (14,761)          (7,336)         (10,660)
Debt security sales....................................................           11,958            4,254            6,202
                                                                           ---------------  ---------------  ----------------
CASH FOR INVESTING ACTIVITIES..........................................           (2,803)          (3,082)          (4,458)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Capital contributions from parent......................................               --               --               --
                                                                           ---------------  ---------------  ----------------
CASH FROM FINANCING ACTIVITIES.........................................               --               --               --
                                                                           ---------------  ---------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................            4,054             (768)            (188)
Cash and cash equivalents, beginning of year...........................            1,052            1,820            2,008
                                                                           ---------------  ---------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................     $      5,106     $      1,052     $      1,820
                                                                           ===============  ===============  ================

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs, policyholder liabilities and accruals, the valuation of investments in debt securities, and deferred tax liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning November 15, 2007 and early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact has not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

Debt securities

We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments.

For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments.

We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

Deferred policy acquisition costs

We defer the costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business. We amortize deferred policy acquisition costs based on the related policy's classification. For term insurance policies, deferred policy acquisition costs are amortized in proportion to projected net profits. For universal life and variable universal life, deferred policy acquisition costs are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); we amortize the deferred policy acquisition cost balance associated with the replaced or surrendered policies to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred acquisition cost balances.

Separate account assets and liabilities

Separate account assets and liabilities related to policyholder funds are primarily carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Policy liabilities and accruals

Policy liabilities and accruals include future benefit liabilities for certain life products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as no lapse guarantees offered with universal life insurance contracts.

Reinsurance

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Contingent liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

Revenue recognition

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

Net investment income and net realized investment gains (losses)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:


      o  the extent and the duration of the decline;
      o the reasons for the decline in value (credit event, interest related or market fluctuations);
      o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
      o  the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Unrealized investment gains (losses)

We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Income taxes

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax basis, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

Other comprehensive income

We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Changes in unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired.


3.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

      o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
      o We reinsure up to 90% of the mortality risk on most new issues of term insurance.

DIRECT BUSINESS AND REINSURANCE:                                                    YEAR ENDED DECEMBER 31,
($ in thousands)                                                     -------------------------------------------------------
                                                                            2006               2005               2004
                                                                     -----------------  -----------------   ----------------

Direct premiums..................................................     $       14,959     $       15,813      $       17,269
Premiums ceded to reinsurers.....................................            (12,373)           (13,195)            (14,205)
                                                                     -----------------  -----------------   ----------------
PREMIUMS.........................................................     $        2,586     $        2,618      $        3,064
                                                                     =================  =================   ================

Direct policy benefits incurred..................................     $        8,287     $        2,701      $        9,034
Policy benefits ceded to reinsureds..............................             (7,388)            (2,341)             (7,949)
                                                                     -----------------  -----------------   ----------------
POLICY BENEFITS..................................................     $          899     $          360      $        1,085
                                                                     =================  =================   ================

Direct life insurance in-force...................................     $   10,510,254     $   11,139,833      $   11,912,980
Life insurance in-force ceded to reinsurers......................         (9,316,118)        (9,869,857)        (10,559,794)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE..........................................     $    1,194,136     $    1,269,976      $    1,353,186
                                                                     =================  =================   ================

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,464 thousand, $2,290 thousand and $2,050 thousand, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004, respectively.


4.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                 2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Acquisition costs deferred.............................................     $        212     $        123     $        268
(Costs) benefit amortized to expense...................................           (1,629)             612             (811)
                                                                           ---------------  ---------------  ---------------
CHANGE IN DEFERRED POLICY ACQUISITION COSTS............................           (1,417)             735             (543)
Deferred policy acquisition costs, beginning of year...................           15,728           14,993           15,536
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $     14,311     $     15,728     $     14,993
                                                                           ===============  ===============  ===============

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

During 2005, amortization of deferred policy acquisition costs was offset by an adjustment, or "unlocking" of assumptions. The unlocking was driven by revised assumptions regarding mortality experience.


5.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which ranged from 4.50% to 4.75% as of December 31, 2006, less administrative and mortality charges.


6.   INVESTING ACTIVITIES

DEBT SECURITIES

FAIR VALUE AND COST OF                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT DEBT SECURITIES:                          -------------------------------------------------------------------
($ in thousands)                                                         2006                              2005
                                                          ---------------------------------  --------------------------------
                                                            FAIR VALUE           COST          FAIR VALUE          COST
                                                          ---------------   ---------------  ---------------  ---------------

U.S. government and agency............................     $      6,929      $      7,144     $      7,021     $      7,153
State and political subdivision.......................              459               450              466              455
Corporate.............................................           22,325            22,825           22,566           22,829
Mortgage-backed.......................................            3,058             3,061            1,035            1,028
Other asset backed....................................              488               484               --               --
                                                          ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES.......................................     $     33,259      $     33,964     $     31,088     $     31,465
                                                          ===============   ===============  ===============  ===============

We owned no non-income producing debt securities at December 31, 2006 or 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES                                          AS OF DECEMBER 31,
FROM GENERAL ACCOUNT DEBT SECURITIES:                     -------------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                          ---------------------------------  --------------------------------
                                                               GAINS             LOSSES           GAINS            LOSSES
                                                          ---------------   ---------------  ---------------  ---------------

U.S. government and agency............................     $          1      $       (216)    $         15     $       (147)
State and political subdivision.......................                9                --               11               --
Corporate.............................................               73              (573)             137             (400)
Mortgage-backed.......................................                3                (6)               8               (1)
Other asset backed....................................                4                --               --               --
                                                          ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES GAINS AND LOSSES......................     $         90      $       (795)    $        171     $       (548)
                                                          ===============   ===============  ===============  ===============
DEBT SECURITIES NET LOSSES............................     $       (705)                      $       (377)
                                                          ===============                    ===============

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ----------- --------------
DEBT SECURITIES
U.S. government and agency...............    $      242    $       (2)   $    5,676   $     (214)   $    5,918   $     (216)
State and political subdivision..........            --            --            --           --            --           --
Foreign government.......................            --            --            --           --            --           --
Corporate................................         2,486           (38)       16,236         (535)       18,722         (573)
Mortgage-backed..........................         1,494            (6)           --           --         1,494           (6)
Other asset-backed.......................            --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ----------- --------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $    4,222    $      (46)   $   21,912   $     (749)   $   26,134   $     (795)
                                            ============= ============= ============ ============= =========== ==============

AMOUNTS THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $      277   $       (6)   $      277   $       (6)
                                            ============= ============= ============ ============= =========== ==============
AFTER OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..............................                  $       --                 $       (3)                $       (3)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS            TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency...............    $    5,382    $     (135)   $      365   $      (12)   $    5,747   $     (147)
State and political subdivision..........            --            --            --           --            --           --
Foreign government.......................            --            --            --           --            --           --
Corporate................................        13,287          (251)        3,131         (149)       16,418         (400)
Mortgage-backed..........................           531            (1)           --           --           531           (1)
Other asset-backed.......................            --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $   19,200    $     (387)   $    3,496   $     (161)   $   22,696   $     (548)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $      276   $      (13)   $      276   $      (13)
                                            ============= ============= ============ ============= ============ =============
AFTER OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..............................                  $       --                 $       (9)                $       (9)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                 2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $      1,628     $      1,480     $      1,359
Cash and cash equivalents..............................................              228               55               22
                                                                           ---------------  ---------------  ---------------
Total investment income................................................            1,856            1,535            1,381
  Less: investment expenses............................................               39               11               30
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $      1,817     $      1,524     $      1,351
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Debt securities gains..................................................     $         --     $         21     $         29
Debt securities losses.................................................               --              (65)             (47)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES.........................................     $         --     $        (44)    $        (18)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                        YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                 2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Net unrealized gains (losses) on debt securities.......................     $       (328)    $       (749)    $          2
Applicable income taxes (benefit)......................................             (115)            (262)               1
                                                                           ---------------  ---------------  ---------------
Net unrealized gains (losses) included in other comprehensive income...     $       (213)    $       (487)    $          1
                                                                           ===============  ===============  ===============

The maturities of general account debt securities, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell the obligations back to the issuers.

COST OF GENERAL ACCOUNT DEBT SECURITIES BY MATURITY:                                                          AS OF DEC 31,
($ in thousands)                                                                                                  2006
                                                                                                             ---------------

Due in one year or less...................................................................................    $         17
Due after one year through five years.....................................................................           6,663
Due after five years through ten years....................................................................          19,562
Due after ten years.......................................................................................           7,722
                                                                                                             ---------------
TOTAL.....................................................................................................    $     33,964
                                                                                                             ===============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $    (14,256)    $     (6,973)    $    (10,476)
Policy loan advances, net..............................................             (505)            (363)            (184)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $    (14,761)    $     (7,336)    $    (10,660)
                                                                           ===============  ===============  ===============

Debt security sales....................................................     $     11,592     $      3,425     $      5,192
Debt security maturities and repayments................................              366              829            1,010
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $     11,958     $      4,254     $      6,202
                                                                           ===============  ===============  ===============


7.   SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.


8.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 3 to these financial statements. The fair value of policy loans at December 31, 2006 and 2005 is estimated to be equal to their carrying value at those dates.

9.   INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Current income taxes (benefit).........................................     $       (349)    $        711     $        702
Deferred income taxes (benefit)........................................              774              599              (88)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO NET INCOME..................................              425            1,310              614
Deferred income taxes (benefit) applicable to
  other comprehensive income...........................................             (115)            (262)               1
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME........................     $        310     $      1,048     $        615
                                                                           ===============  ===============  ===============

INCOME TAXES PAID......................................................     $        233     $        739     $         34
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Income before income taxes.............................................     $      1,219     $      3,743     $      1,769
                                                                           ---------------  ---------------  ---------------
Income taxes at statutory rate of 35.0%................................              427            1,311              619
Benefit attributable to tax advantaged investment income...............               (2)              (1)              (5)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES................................................     $        425     $      1,310     $        614
                                                                           ===============  ===============  ===============
Effective income tax rates.............................................            34.9%            35.0%            34.7%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                   AS OF DECEMBER 31,
($ in thousands)                                                                           -------------------------------
                                                                                                 2006             2005
                                                                                           ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits...........................................................     $      1,139     $      1,133
Net operating loss carryover benefits..................................................               --            1,293
Investments............................................................................              232              124
                                                                                           ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS.......................................................            1,371            2,550
                                                                                           ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs......................................................            2,384            2,936
Employee benefits......................................................................               52               44
Other..................................................................................               40               16
                                                                                           ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES..................................................            2,476            2,996
                                                                                           ---------------  ---------------
NET DEFERRED INCOME TAX LIABILITY......................................................     $      1,105     $        446
                                                                                           ===============  ===============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

As of December 31, 2006, we had a current tax receivable of $313 thousand.

10.  OTHER COMPREHENSIVE INCOME

Accumulated other comprehensive loss at December 31, 2006 and 2005 was comprised solely of unrealized losses on investments of $458 thousand and $245 thousand, respectively. These amounts are net of applicable deferred income tax benefits of $247 thousand and $132 thousand at December 31, 2006 and 2005, respectively.


11.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but also to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


12.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2006, 2005 and 2004. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA FOR PHOENIX LIFE AND ANNUITY COMPANY:                 AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $     17,598     $     14,520     $     12,374
Asset valuation reserve................................................              118               93               70
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $     17,716     $     14,613     $     12,444
                                                                           ===============  ===============  ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS..................................     $      3,102     $      2,169     $      1,439
                                                                           ===============  ===============  ===============
STATUTORY NET INCOME (LOSS)............................................     $      3,102     $      2,169     $      1,439
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut-domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2006 without prior approval.


13.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed by us through a cost allocation process. The expenses allocated to us or paid by Phoenix Life on our behalf were $2.1 million, $2.1 million and $2.4 million for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $0.2 million as of December 31, 2006 and amounts receivable from Phoenix Life were $0.2 million as of December 31, 2005.

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $36 thousand, $10 thousand and $28 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $2 thousand and $0 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, WS Griffith Securities, Inc. (Griffith), as well as other outside broker dealers who are licensed to sell our contracts. During the years ended December 31, 2006, 2005 and 2004, we incurred commissions of $0.1 million, $0.1 million and $0.2 million, respectively, for contracts underwritten by PEPCO. Amounts payable to PEPCO were $0 thousand and $4 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. We reimbursed Phoenix Life for commissions paid on our behalf of $0.5 million, $0.5 million and $0.7 million for the years ended December 31, 2006, 2005 and 2004, respectively. Commission amounts payable to Phoenix Life were $15 thousand and $64 thousand as of December 31, 2006 and 2005, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $39 thousand during the five months ended May 31 2004. Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

Phoenix Life and PHL Variable Life Insurance Company (PHL Variable Life) provide premium processing services on our behalf, wherein they receive premium payments on our life and annuity contracts and then forward them to us. At December 31, 2006 and 2005, we had premiums due from Phoenix Life of $74 thousand and $1,076 thousand, respectively. At December 31, 2006 and 2005, we had premiums due from PHL Variable Life of $16 thousand and $19 thousand, respectively. We do not pay any fees for this service.


14.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and their affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

================================================================================
                              EXECUTIVE BENEFIT-VUL
================================================================================

                                                                     [VERSION C]

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY


STATEMENT OF ADDITIONAL INFORMATION                                  MAY 1, 2007


                              ---------------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting us at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                              ---------------------

                                TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
Phoenix Life and Annuity Company..........................................     2

The Separate Account......................................................     2

The Policy................................................................     3

Services..................................................................     3

Performance History.......................................................     3

Voting Rights.............................................................     6

Safekeeping of the Separate Account's Assets..............................     7

State Regulation..........................................................     7

Reports...................................................................     7

Experts ..................................................................     7

Separate Account Financial Statements.....................................  SA-1

Company Financial Statements..............................................   F-1


                              ---------------------

If you have any questions, please contact us at:

      [GRAPHIC OF ENVELOPE] PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS ("VPMO")
                                P.O. Box 8027
                                Boston, MA 02266-8027

      [GRAPHIC OF TELEPHONE] VARIABLE AND UNIVERSAL LIFE ADMINISTRATION ("VULA")
                                (800) 417-4769

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company incorporated November 2, 1981. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. Our executive and administrative office is at One American Row in Hartford, Connecticut 06103-2899.

Phoenix Life and Annuity Company ("PLAC") is directly owned by PM Holdings, Inc. ("PMH") a downstream holding company of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a life insurance company, which is wholly owned by The Phoenix Companies, Inc. ("PNX"), which is a manufacturer of insurance, annuity and asset management products.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") as a separate account under Connecticut insurance law on July 1, 1996. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Separate Account be credited to or charged against amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Separate Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Separate Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Separate Account nor any of its subaccounts. The policy value allocated to the Separate Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Separate Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Separate Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Separate Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Separate Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to six decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

       (A) + (B)
       ---------  -  (D) where:
          (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Separate Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for two years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.

REDUCTION IN CHARGES


Each policy is available for purchase by individuals and groups. We may reduce or eliminate the mortality and expense risk charge, monthly administrative charge, monthly cost of insurance charges, surrender charges or other charges normally assessed where we expect that the factors below will result in savings of sales, underwriting, administrative or other costs.


Eligibility for the amount of these reductions will be determined by a number of factors including:


>   the number of insureds,


>   total premiums expected to be paid,


>   total assets under management for the policyowner,

>   the nature of the relationship among individual insureds,


>   the purpose for which the policies are being purchased,

> where there is a preexisting relationship with us, such as being an employee of PLAC or its affiliates and their spouses; or employees or agents who retire from PLAC or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements,

> internal transfers from other policies or contracts issued by the company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the company or an affiliate, and

> other circumstances which in our opinion are rationally related to the expected reduction in expenses.

Any variations in the charge structure will be determined in a uniform manner, reflecting differences in costs of services and not unfairly discriminatory to policyholders.


SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT
The Phoenix Edge Series Fund located at 101 Munson Street, Greenfield, MA 01301 reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area located at 10 Krey Boulevard, East Greenbush, New York 12144. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:



===========================================
YEAR ENDED DECEMBER 31,          FEE PAID
-------------------------------------------
       2004                    $2.2 Million
-------------------------------------------
       2005                    $1.9 Million
-------------------------------------------
       2006                    $1.5 Million
===========================================



OTHER SERVICE PROVIDERS
Under a contract with Phoenix, Ibbotson Associates provides certain asset allocation services for use in conjunction with the policy. For these services, Phoenix pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follows:



===========================================
YEAR ENDED DECEMBER 31,         FEE PAID
-------------------------------------------
       2004                     $ 98,275
-------------------------------------------
       2005                     $ 86,000
-------------------------------------------
       2006                     $101,000
===========================================


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").


Yield of the Phoenix Money Market Series. We calculate the yield of the Phoenix Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


Example Calculation:


The following example of a return/yield calculation for the Phoenix Money Market Series is based on the 7-day period ending December 31, 2006:

Value of hypothetical pre-existing account with exactly one
     unit at the beginning of the period:..........................   $1.000000
Value of the same account (excluding capital changes) at the
     end of the 7-day period:......................................   $1.000876
Calculation:
     Ending account value..........................................   $1.000876
     Less beginning account value..................................   $1.000000
     Net change in account value...................................   $0.000876
Base period return:
     (adjusted change/beginning account value).....................   $0.000876
Current annual yield = return x (365/7) =..........................       4.57%
Effective annual yield = [(1 + return)(365/7)] - 1 =...............       4.67%


The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Separate Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

================================================================================
        NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
                                DECEMBER 31, 2006
================================================================================


==========================================================================================================================
                                                                                                                   SINCE
                                       SERIES                   INCEPTION DATE   1 YEAR    5 YEARS    10 YEARS   INCEPTION
==========================================================================================================================
AIM V.I. Capital Appreciation Fund                                  5/5/1993      6.30%      3.86%     4.93%        8.79%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                           5/2/1994     16.70%      7.06%     7.17%        9.64%
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                       9/10/2001     11.24%      9.05%                  9.97%
--------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                          1/25/1995     19.26%      5.63%    10.82%       15.28%
--------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           10/1/1997     15.52%      5.89%                  5.74%
--------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                   3/28/1994      4.14%      4.21%     5.43%        5.47%
--------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                  3/1/1994     10.80%      9.26%     5.56%        6.62%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                               11/3/1997     11.59%     11.82%                  9.51%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                        11/3/1997      5.30%      4.44%                  1.91%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                      11/3/1997      6.73%      1.54%                  4.66%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                        7/7/2000      4.30%      5.16%                  6.29%
--------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                     1/6/1999     18.24%     12.36%                  9.68%
--------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                              11/4/1997     16.07%      9.39%                  9.29%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                               12/3/2001      9.33%      8.76%                  8.69%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                           12/11/1989     17.27%      7.93%    10.02%       12.25%
--------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                9/15/1999     12.23%     11.14%                 14.91%
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                      11/8/1996     18.38%     10.22%    10.13%       10.35%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                            7/12/2002      5.25%                             9.55%
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                            7/12/2002     13.02%                            14.37%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                           9/18/2001      7.68%      2.78%                  5.47%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                              7/13/2000     17.36%     12.03%                  5.78%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                          7/13/2000     14.66%     12.70%                 12.41%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                     12/31/1982      3.22%      1.34%     1.62%       11.08%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                    3/2/1998     17.18%      6.03%                  5.61%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                       3/2/1998      4.13%      0.14%                  4.84%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                        10/8/1982      4.41%      1.97%     3.47%        5.24%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                          12/31/1982      6.84%      7.93%     6.39%        9.07%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                         6/2/2003      5.71%                             4.29%
--------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                9/17/1984     12.69%      5.49%     8.07%       10.54%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                               5/1/1990     27.37%     15.43%     9.30%        9.00%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                              8/12/2002     19.45%                            19.48%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                 5/1/1995     37.07%     26.92%    16.56%       18.51%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth      2/3/2006                                       12.61%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                 2/3/2006                                        9.97%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate               2/3/2006                                        5.69%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth        2/3/2006                                        8.78%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                      3/2/1998     14.91%     13.96%                  9.32%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                  11/20/2000     16.75%     15.16%                 16.14%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                  3/2/1998     20.90%      6.84%                  8.64%
--------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                         7/14/1997     14.21%      4.61%                  5.22%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio               6/30/2004                                        1.51%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                    9/30/1999                                        0.04%
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                  12/31/1997                                        3.09%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund              5/1/2003      8.11%                            -2.58%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                      5/7/1997     19.27%      4.92%                  4.41%
--------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                           5/1/2002     11.39%                             7.70%
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                       9/27/1996     28.09%     25.47%     5.20%        5.19%
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                  5/11/1992     21.44%     11.29%     7.90%       10.12%
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                            11/28/1988     21.11%     12.86%     9.48%       10.65%
--------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                   3/15/1994     21.81%     10.63%     9.46%       10.17%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                         4/30/2003     12.58%                            13.29%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                         2/1/1999     36.00%     18.69%                 15.51%
--------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                      5/1/1995     37.16%     22.74%    15.18%       18.57%
--------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                       2/1/1999     19.70%     13.76%                 15.17%
--------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                       5/1/1995      7.87%     11.09%    11.78%       15.18%
--------------------------------------------------------------------------------------------------------------------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:


       The Dow Jones Industrial Average(SM) ("DJIA")


       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index


       Standard & Poor's 500 Index(R) ("S&P 500")


Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Consumer Reports
       Financial Planning
       Financial Services Weekly
       Forbes
       Fortune
       Investor's Business Daily
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The DJIA is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA.

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.

VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Separate Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments we make, including investments for the Separate Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life and Annuity Variable Universal Life Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Michele Drummey, Counsel, The Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities in connection with the contracts described in this prospectus.

                                                                      [LOGO]
                                                                      PHOENIX

================================================================================

                                                                ANNUAL REPORT




                                                             PHOENIX LIFE AND
                                                             ANNUITY VARIABLE
                                                       UNIVERSAL LIFE ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                                   AIM V.I. CAPITAL                          AIM V.I. MID CAP      ALGER AMERICAN
                                                 APPRECIATION FUND -  AIM V.I. CORE EQUITY  CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                       CLASS I            FUND - CLASS I          CLASS I       PORTFOLIO - CLASS O
                                                 -------------------  --------------------  ------------------  -------------------
Assets:
  Investments at fair value                       $         118,593    $           60,103    $        341,467    $         391,432
    Shares                                       {            4,523}  {             2,208}  {          25,256}  {            9,437}
    Cost                                         {$          85,426}  {$           55,376}  {$        354,518}  {$         243,256}

                                                 -------------------  --------------------  ------------------  -------------------
  Total Assets                                    $         118,593    $           60,103    $        341,467    $         391,432

Liabilities:
  Payable to Phoenix Life and Annuity Company     $               -    $                -    $              -    $               -
                                                 -------------------  --------------------  ------------------  -------------------
      Total Net Assets                            $         118,593    $           60,103    $        341,467    $         391,432
                                                 ===================  ====================  ==================  ===================
                                                 ===================  ====================  ==================  ===================
      Units Outstanding                                      35,113                54,840             280,324              148,733
                                                 ===================  ====================  ==================  ===================

      Unit Value
        Corporate Edge                            $            3.38    $             1.10    $           1.22    $            2.63
        Executive Benefit                         $               -    $                -    $              -    $               -

                                                                                                                   FIDELITY VIP
                                                   DWS EQUITY 500     FEDERATED FUND FOR      FEDERATED HIGH       CONTRAFUND(R)
                                                  INDEX FUND VIP -     U.S. GOVERNMENT       INCOME BOND FUND   PORTFOLIO - SERVICE
                                                      CLASS A           SECURITIES II      II - PRIMARY SHARES         CLASS
                                                 ------------------   ------------------   -------------------  -------------------
Assets:
  Investments at fair value                       $       1,027,871    $         529,057     $        180,198    $         993,418
    Shares                                       {           68,662}  {           46,654}   {          22,955}  {           31,658}
    Cost                                         {$         701,060}  {$         538,145}   {$        171,291}  {$         910,820}

                                                 -------------------  -------------------   ------------------  -------------------
  Total Assets                                    $       1,027,871    $         529,057     $        180,198    $         993,418

Liabilities:
  Payable to Phoenix Life and Annuity Company     $               -    $               -     $              -    $               -
                                                 -------------------  -------------------   ------------------  -------------------
      Total Net Assets                            $       1,027,871    $         529,057     $        180,198    $         993,418
                                                 ===================  ===================   ==================  ===================
                                                 ===================  ===================   ==================  ===================
      Units Outstanding                                     241,371              134,204               38,780              194,782
                                                 ===================  ===================   ==================  ===================

      Unit Value
        Corporate Edge                            $            4.26    $            3.94     $           4.65    $            5.10
        Executive Benefit                         $               -    $               -     $              -    $               -


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)


                                               FIDELITY VIP GROWTH
                                                  OPPORTUNITIES      FIDELITY VIP GROWTH   LAZARD RETIREMENT    LORD ABBETT BOND-
                                               PORTFOLIO - SERVICE   PORTFOLIO - SERVICE  SMALL CAP PORTFOLIO  DEBENTURE PORTFOLIO
                                                      CLASS                 CLASS          - SERVICE SHARES        - CLASS VC
                                               --------------------  -------------------  -------------------  -------------------
Assets:
  Investments at fair value                     $           48,368    $         438,681    $             266    $         152,385
    Shares                                     {             2,666}  {           12,281}  {               15}  {           12,870}
    Cost                                       {$           45,795}  {$         347,482}  {$             240}  {$         155,863}

                                               --------------------  -------------------  -------------------  -------------------
  Total Assets                                  $           48,368    $         438,681    $             266    $         152,385

Liabilities:
  Payable to Phoenix Life and Annuity Company   $                -    $               -    $               -    $               -
                                               --------------------  -------------------  -------------------  -------------------
      Total Net Assets                          $           48,368    $         438,681    $             266    $         152,385
                                               ====================  ===================  ===================  ===================
                                               ====================  ===================  ===================  ===================
      Units Outstanding                                     13,637              163,056                  208              135,186
                                               ====================  ===================  ===================  ===================

      Unit Value
        Corporate Edge                          $             3.55    $            2.69    $            1.28    $            1.13
        Executive Benefit                       $                -    $               -    $               -    $               -

                                                LORD ABBETT GROWTH     LORD ABBETT MID-      MUTUAL SHARES
                                                    AND INCOME       CAP VALUE PORTFOLIO   SECURITIES FUND -     PHOENIX CAPITAL
                                               PORTFOLIO - CLASS VC      - CLASS VC             CLASS 2           GROWTH SERIES
                                               --------------------  -------------------  -------------------  -------------------
Assets:
  Investments at fair value                     $          331,118    $         118,794    $         868,648    $         174,765
    Shares                                     {            11,286}  {            5,454}  {           42,435}  {           11,487}
    Cost                                       {$          301,064}  {$         108,581}  {$         573,988}  {$         170,597}

                                               --------------------  -------------------  -------------------  -------------------
  Total Assets                                  $          331,118    $         118,794    $         868,648    $         174,765

Liabilities:
  Payable to Phoenix Life and Annuity Company   $                -    $               -    $               -    $               -
                                               --------------------  -------------------  -------------------  -------------------
      Total Net Assets                          $          331,118    $         118,794    $         868,648    $         174,765
                                               ====================  ===================  ===================  ===================
                                               ====================  ===================  ===================  ===================
      Units Outstanding                                    266,729               96,913              181,152               62,242
                                               ====================  ===================  ===================  ===================

      Unit Value
        Corporate Edge                          $             1.24    $            1.23    $            4.80    $            2.81
        Executive Benefit                       $                -    $               -    $               -    $               -


                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                  PHOENIX MULTI-
                                               PHOENIX GROWTH AND    PHOENIX MID-CAP        PHOENIX MONEY      SECTOR FIXED INCOME
                                                 INCOME SERIES        GROWTH SERIES         MARKET SERIES             SERIES
                                               ------------------   -----------------   --------------------   -------------------
Assets:
  Investments at fair value                     $        359,662     $        55,752     $        1,625,113     $         584,408
    Shares                                     {          24,785}   {          4,141}   {           162,511}   {           63,198}
    Cost                                       {$        251,770}   {$        48,675}   {$        1,625,113}   {$         579,359}

                                               ------------------   -----------------   --------------------   -------------------
  Total Assets                                  $        359,662     $        55,752     $        1,625,113     $         584,408

Liabilities:
  Payable to Phoenix Life and Annuity Company   $              -     $             -     $                -     $               -
                                               ------------------   -----------------   --------------------   -------------------
      Total Net Assets                          $        359,662     $        55,752     $        1,625,113     $         584,408
                                               ==================   =================   ====================   ===================
                                               ==================   =================   ====================   ===================
      Units Outstanding                                   93,495              28,402                462,725               129,280
                                               ==================   =================   ====================   ===================

      Unit Value
        Corporate Edge                          $           3.85     $          1.96     $             3.51     $            4.52
        Executive Benefit                       $              -     $             -     $                -     $               -

                                                  PHOENIX MULTI-
                                                SECTOR SHORT TERM   PHOENIX STRATEGIC     PHOENIX-ABERDEEN     PHOENIX-ALGER SMALL
                                                   BOND SERIES      ALLOCATION SERIES   INTERNATIONAL SERIES    CAP GROWTH SERIES
                                               ------------------   -----------------   --------------------   -------------------
Assets:
  Investments at fair value                     $         27,555     $       112,708     $          418,167     $         216,683
    Shares                                     {           2,753}   {          8,475}   {            23,493}   {           11,618}
    Cost                                       {$         27,559}   {$       109,784}   {$          363,717}   {$         200,636}

                                               ------------------   -----------------   --------------------   -------------------
  Total Assets                                  $         27,555     $       112,708     $          418,167     $         216,683

Liabilities:
  Payable to Phoenix Life and Annuity Company   $              -     $             -     $                -     $               -
                                               ------------------   -----------------   --------------------   -------------------
      Total Net Assets                          $         27,555     $       112,708     $          418,167     $         216,683
                                               ==================   =================   ====================   ===================
                                               ==================   =================   ====================   ===================
      Units Outstanding                                   23,711              28,180                 73,796                33,100
                                               ==================   =================   ====================   ===================

      Unit Value
        Corporate Edge                          $           1.16     $          4.00     $             5.67     $            6.55
        Executive Benefit                       $              -     $             -     $                -     $               -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                       PHOENIX-S&P
                                                 PHOENIX-DUFF &       DYNAMIC ASSET       PHOENIX-SANFORD      PHOENIX-SANFORD
                                               PHELPS REAL ESTATE   ALLOCATION SERIES:   BERNSTEIN MID-CAP   BERNSTEIN SMALL-CAP
                                               SECURITIES SERIES          GROWTH            VALUE SERIES        VALUE SERIES
                                               ------------------   ------------------   -----------------   -------------------
Assets:
  Investments at fair value                     $        263,171     $        152,945     $       498,966     $         694,362
    Shares                                     {           7,391}   {          14,074}   {         35,328}   {           40,760}
    Cost                                       {$        182,430}   {$        144,698}   {$       452,945}   {$         578,904}

                                               ------------------   ------------------   -----------------   -------------------
  Total Assets                                  $        263,171     $        152,945     $       498,966     $         694,362

Liabilities:
  Payable to Phoenix Life and Annuity Company   $              -     $              -     $             -     $               -
                                               ------------------   ------------------   -----------------   -------------------
      Total Net Assets                          $        263,171     $        152,945     $       498,966     $         694,362
                                               ==================   ==================   =================   ===================
                                               ==================   ==================   =================   ===================
      Units Outstanding                                   25,662              139,072              76,765               107,341
                                               ==================   ==================   =================   ===================

      Unit Value
        Corporate Edge                          $          10.26     $           1.10     $          6.50     $            6.47
        Executive Benefit                       $              -     $              -     $             -     $               -

                                                                                                                RYDEX VARIABLE
                                                  PHOENIX-VAN          PHOENIX-VAN        PIMCO VIT TOTAL       TRUST INVERSE
                                                KAMPEN COMSTOCK     KAMPEN EQUITY 500    RETURN PORTFOLIO -    GOVERNMENT LONG
                                                    SERIES             INDEX SERIES        ADVISOR CLASS          BOND FUND
                                               ------------------   ------------------   ------------------  -------------------
Assets:
  Investments at fair value                     $        607,306     $        214,599     $        121,670    $             489
    Shares                                     {          44,282}   {          16,814}   {          12,023}  {               23}
    Cost                                       {$        587,220}   {$        209,073}   {$        123,342}  {$             549}

                                               ------------------   ------------------   ------------------  -------------------
  Total Assets                                  $        607,306     $        214,599     $        121,670    $             489

Liabilities:
  Payable to Phoenix Life and Annuity Company   $              -     $              -     $              -    $               -
                                               ------------------   ------------------   ------------------  -------------------
      Total Net Assets                          $        607,306     $        214,599     $        121,670    $             489
                                               ==================   ==================   ==================  ===================
                                               ==================   ==================   ==================  ===================
      Units Outstanding                                  161,661               70,513              116,767                  504
                                               ==================   ==================   ==================  ===================

      Unit Value
        Corporate Edge                          $           3.76     $           3.04     $           1.04    $            0.97
        Executive Benefit                       $              -     $              -     $              -    $               -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                        RYDEX VARIABLE      TEMPLETON FOREIGN    TEMPLETON GROWTH
                                                  RYDEX VARIABLE          TRUST SECTOR       SECURITIES FUND -    SECURITIES FUND -
                                                  TRUST NOVA FUND        ROTATION FUND            CLASS 2              CLASS 2
                                               --------------------   -------------------   -----------------   -------------------
Assets:
  Investments at fair value                     $           21,572     $             695     $       937,890     $         488,312
    Shares                                     {             2,138}   {               52}   {         50,101}   {           30,654}
    Cost                                       {$           14,029}   {$             482}   {$       689,063}   {$         299,727}

                                               --------------------   -------------------   -----------------   -------------------
  Total Assets                                  $           21,572     $             695     $       937,890     $         488,312

Liabilities:
  Payable to Phoenix Life and Annuity Company   $                -     $               -     $             -     $               -
                                               --------------------   -------------------   -----------------   -------------------
      Total Net Assets                          $           21,572     $             695     $       937,890     $         488,312
                                               ====================   ===================   =================   ===================
                                               ====================   ===================   =================   ===================
      Units Outstanding                                     12,398                   427             215,308                99,030
                                               ====================   ===================   =================   ===================

      Unit Value
        Corporate Edge                          $             1.74     $            1.63     $          4.36     $            4.93
        Executive Benefit                       $                -     $               -     $             -     $               -

                                                                             WANGER
                                                      WANGER          INTERNATIONAL SMALL                       WANGER U.S. SMALLER
                                               INTERNATIONAL SELECT           CAP             WANGER SELECT        COMPANIES
                                               --------------------   -------------------   -----------------   -------------------
Assets:
  Investments at fair value                     $          248,615     $         738,943     $       402,401     $         374,940
    Shares                                     {             9,339}   {           17,691}   {         15,388}   {           10,312}
    Cost                                       {$          129,303}   {$         471,195}   {$       285,807}   {$         216,855}

                                               --------------------   -------------------   -----------------   -------------------
  Total Assets                                  $          248,615     $         738,943     $       402,401     $         374,940

Liabilities:
  Payable to Phoenix Life and Annuity Company   $                -     $               -     $             -     $               -
                                               --------------------   -------------------   -----------------   -------------------
      Total Net Assets                          $          248,615     $         738,943     $       402,401     $         374,940
                                               ====================   ===================   =================   ===================
                                               ====================   ===================   =================   ===================
      Units Outstanding                                     52,654               137,637              64,707                72,635
                                               ====================   ===================   =================   ===================

      Unit Value
        Corporate Edge                          $             4.72     $            5.37     $          6.22     $            5.16
        Executive Benefit                       $                -     $               -     $             -     $               -


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                   AIM V.I. CAPITAL                          AIM V.I. MID CAP      ALGER AMERICAN
                                                 APPRECIATION FUND -  AIM V.I. CORE EQUITY  CORE EQUITY FUND -    LEVERAGED ALLCAP
                                                       CLASS I            FUND - CLASS I          CLASS I       PORTFOLIO - CLASS O
                                                 -------------------  --------------------  ------------------  -------------------
Income:
   Dividends                                     $                67  $               320   $           3,137   $               -
Expenses:
   Mortality and expense fees                                    -                    -                   -                     -
   Administrative fees                                           -                    -                   -                     -
                                                 -------------------  --------------------  ------------------  -------------------
Net investment income (loss)                                      67                  320               3,137                   -
                                                 -------------------  --------------------  ------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                        414                 (201)                 (6)               70,083
   Realized gain distributions                                   -                    -                33,429                   -
                                                 -------------------  --------------------  ------------------  -------------------
   Realized gain (loss)                                          414                 (201)             33,423                70,083
                                                 -------------------  --------------------  ------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                              6,831                4,728             (13,431)               23,919
                                                 -------------------  --------------------  ------------------  -------------------
Net increase (decrease) in net
   assets from operations                        $             7,312  $             4,847   $          23,129   $            94,002
                                                 ===================  ====================  ==================  ===================

                                                                                                                   FIDELITY VIP
                                                  DWS EQUITY 500      FEDERATED FUND FOR      FEDERATED HIGH       CONTRAFUND(R)
                                                 INDEX FUND VIP -      U.S. GOVERNMENT       INCOME BOND FUND   PORTFOLIO - SERVICE
                                                     CLASS A            SECURITIES II      II - PRIMARY SHARES         CLASS
                                                 ------------------  --------------------  -------------------  -------------------
Income:
   Dividends                                     $           11,360   $           24,884   $            14,139  $             9,233
Expenses:
   Mortality and expense fees                                   -                    -                     -                    -
   Administrative fees                                          -                    -                     -                    -
                                                 ------------------   -------------------  -------------------  -------------------
Net investment income (loss)                                 11,360               24,884                14,139                9,233
                                                 ------------------   -------------------  -------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                    13,517                  841                   431                6,553
   Realized gain distributions                                  -                    -                     -                 76,230
                                                 ------------------   -------------------  -------------------  -------------------
   Realized gain (loss)                                      13,517                  841                   431               82,783
                                                 ------------------   -------------------  -------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                           119,479                 (949)                3,137                2,328
                                                 ------------------   -------------------  -------------------  -------------------
Net increase (decrease) in net
   assets from operations                        $          144,356   $           24,776   $            17,707  $            94,344
                                                 ==================   ===================  ===================  ===================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                               FIDELITY VIP GROWTH
                                                  OPPORTUNITIES      FIDELITY VIP GROWTH   LAZARD RETIREMENT    LORD ABBETT BOND-
                                               PORTFOLIO - SERVICE   PORTFOLIO - SERVICE  SMALL CAP PORTFOLIO  DEBENTURE PORTFOLIO
                                                      CLASS                 CLASS          - SERVICE SHARES       - CLASS VC
                                               --------------------  -------------------  -------------------  -------------------
Income:
   Dividends                                   $                36   $             1,347  $               -    $            8,741
Expenses:
   Mortality and expense fees                                  -                     -                    -                   -
   Administrative fees                                         -                     -                    -                   -
                                               --------------------  -------------------  -------------------  -------------------
Net investment income (loss)                                    36                 1,347                  -                 8,741
                                               --------------------  -------------------  -------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                      (37)                5,256                    6                 265
   Realized gain distributions                                 -                     -                     21                 -
                                               --------------------  -------------------  -------------------  -------------------
   Realized gain (loss)                                        (37)                5,256                   27                 265
                                               --------------------  -------------------  -------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                            1,973                26,521                   14              (2,724)
                                               --------------------  -------------------  -------------------  -------------------
Net increase (decrease) in net
   assets from operations                      $             1,972   $            33,124  $                41  $            6,282
                                               ====================  ===================  ===================  ===================

                                                LORD ABBETT GROWTH     LORD ABBETT MID-      MUTUAL SHARES
                                                    AND INCOME       CAP VALUE PORTFOLIO   SECURITIES FUND -     PHOENIX CAPITAL
                                               PORTFOLIO - CLASS VC      - CLASS VC             CLASS 2           GROWTH SERIES
                                               --------------------  -------------------  -------------------  -------------------
Income:
   Dividends                                   $              3,923  $               572  $            10,654  $               344
Expenses:
   Mortality and expense fees                                   -                    -                    -                    -
   Administrative fees                                          -                    -                    -                    -
                                               --------------------  -------------------  -------------------  -------------------
Net investment income (loss)                                  3,923                  572               10,654                  344
                                               --------------------  -------------------  -------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                     7,265                2,768               40,999                    8
   Realized gain distributions                               10,512                8,907               27,133                  -
                                               --------------------  -------------------  -------------------  -------------------
   Realized gain (loss)                                      17,777               11,675               68,132                    8
                                               --------------------  -------------------  -------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                            28,991                3,633               69,105                  390
                                               --------------------  -------------------  -------------------  -------------------
Net increase (decrease) in net
   assets from operations                      $             50,691  $            15,880  $           147,891  $               742
                                               ====================  ===================  ===================  ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                                  PHOENIX MULTI-
                                               PHOENIX GROWTH AND    PHOENIX MID-CAP        PHOENIX MONEY      SECTOR FIXED INCOME
                                                 INCOME SERIES        GROWTH SERIES         MARKET SERIES             SERIES
                                               ------------------   -----------------   --------------------   -------------------
Income:
   Dividends                                   $            4,027   $             -     $             74,775   $            30,927
Expenses:
   Mortality and expense fees                                 -                   -                      -                     -
   Administrative fees                                        -                   -                      -                     -
                                               ------------------   -----------------   --------------------   -------------------
Net investment income (loss)                                4,027                 -                   74,775                30,927
                                               ------------------   -----------------   --------------------   -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                   7,655              78,432                    -                   1,897
   Realized gain distributions                                -                   -                      -                     -
                                               ------------------   -----------------   --------------------   -------------------
   Realized gain (loss)                                     7,655              78,432                    -                   1,897
                                               ------------------   -----------------   --------------------   -------------------

Change in unrealized appreciation
   (depreciation) during the year                          45,432             (49,507)                   -                   5,855
                                               ------------------   -----------------   --------------------   -------------------
Net increase (decrease) in net
   assets from operations                      $           57,114   $          28,925   $             74,775   $            38,679
                                               ==================   =================   ====================   ===================

                                                  PHOENIX MULTI-
                                                SECTOR SHORT TERM   PHOENIX STRATEGIC     PHOENIX-ABERDEEN     PHOENIX-ALGER SMALL
                                                   BOND SERIES      ALLOCATION SERIES   INTERNATIONAL SERIES    CAP GROWTH SERIES
                                               ------------------   -----------------   --------------------   -------------------
Income:
   Dividends                                   $           1,258    $          2,770    $              4,787   $                23
Expenses:
   Mortality and expense fees                                -                   -                       -                     -
   Administrative fees                                       -                   -                       -                     -
                                               ------------------   -----------------   --------------------   -------------------
Net investment income (loss)                               1,258               2,770                   4,787                    23
                                               ------------------   -----------------   --------------------   -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                    (82)             15,755                   2,098                    99
   Realized gain distributions                               -                13,292                     -                     -
                                               ------------------   -----------------   --------------------   -------------------
   Realized gain (loss)                                      (82)             29,047                   2,098                    99
                                               ------------------   -----------------   --------------------   -------------------

Change in unrealized appreciation
   (depreciation) during the year                            463             (16,872)                 39,669                13,163
                                               ------------------   -----------------   --------------------   -------------------
Net increase (decrease) in net
   assets from operations                      $           1,639    $         14,945    $             46,554   $            13,285
                                               ==================   =================   ====================   ===================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                       PHOENIX-S&P
                                                 PHOENIX-DUFF &       DYNAMIC ASSET       PHOENIX-SANFORD      PHOENIX-SANFORD
                                               PHELPS REAL ESTATE   ALLOCATION SERIES:   BERNSTEIN MID-CAP   BERNSTEIN SMALL-CAP
                                               SECURITIES SERIES          GROWTH            VALUE SERIES        VALUE SERIES
                                               ------------------   ------------------   -----------------   -------------------
Income:
   Dividends                                   $            2,912   $            1,801   $          1,919    $            1,441
Expenses:
   Mortality and expense fees                                 -                    -                  -                     -
   Administrative fees                                        -                    -                  -                     -
                                               ------------------   ------------------   -----------------   -------------------
Net investment income (loss)                                2,912                1,801              1,919                 1,441
                                               ------------------   ------------------   -----------------   -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                   7,556                   30              1,517                82,494
   Realized gain distributions                             18,109                  -               57,452                98,329
                                               ------------------   ------------------   -----------------   -------------------
   Realized gain (loss)                                    25,665                   30             58,969               180,823
                                               ------------------   ------------------   -----------------   -------------------

Change in unrealized appreciation
   (depreciation) during the year                          35,218                8,246             (6,296)              (70,115)
                                               ------------------   ------------------   -----------------   -------------------
Net increase (decrease) in net
   assets from operations                      $           63,795   $           10,077   $         54,592    $          112,149
                                               ==================   ==================   =================   ===================

                                                                                                               RYDEX VARIABLE
                                                  PHOENIX-VAN          PHOENIX-VAN        PIMCO VIT TOTAL       TRUST INVERSE
                                                KAMPEN COMSTOCK     KAMPEN EQUITY 500    RETURN PORTFOLIO -    GOVERNMENT LONG
                                                    SERIES             INDEX SERIES        ADVISOR CLASS          BOND FUND
                                               ------------------   ------------------   ------------------  -------------------
Income:
   Dividends                                   $           8,833    $            1,212   $             489   $               20
Expenses:
   Mortality and expense fees                                -                     -                   -                    -
   Administrative fees                                       -                     -                   -                    -
                                               ------------------   ------------------   ------------------  -------------------
Net investment income (loss)                               8,833                 1,212                 489                   20
                                               ------------------   ------------------   ------------------  -------------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                                    456                 2,449                 -                     (5)
   Realized gain distributions                            96,851                   -                   651                  -
                                               ------------------   ------------------   ------------------  -------------------
   Realized gain (loss)                                   97,307                 2,449                 651                   (5)
                                               ------------------   ------------------   ------------------  -------------------

Change in unrealized appreciation
   (depreciation) during the year                        (17,226)                6,554              (1,672)                  26
                                               ------------------   ------------------   ------------------  -------------------
Net increase (decrease) in net
   assets from operations                      $          88,914    $           10,215   $            (532)  $               41
                                               ==================   ==================   ==================  ===================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                        TEMPLETON
                                                               RYDEX VARIABLE       DEVELOPING MARKETS     TEMPLETON FOREIGN
                                         RYDEX VARIABLE         TRUST SECTOR         SECURITIES FUND -     SECURITIES FUND -
                                         TRUST NOVA FUND       ROTATION FUND              CLASS 2               CLASS 2
                                         ---------------       --------------       ------------------     -----------------
Income:
   Dividends                             $           251       $          -         $              -         $        10,167
Expenses:
   Mortality and expense fees                        -                    -                        -                     -
   Administrative fees                               -                    -                        -                     -
                                         ---------------       --------------       ------------------       ---------------
Net investment income (loss)                         251                  -                        -                  10,167
                                         ---------------       --------------       ------------------       ---------------

Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                              9                   46                        4                (1,088)
   Realized gain distributions                       -                     33                      -                     -
                                         ---------------       --------------       ------------------       ---------------
   Realized gain (loss)                                9                   79                        4                (1,088)
                                         ---------------       --------------       ------------------       ---------------

Change in unrealized appreciation
   (depreciation) during the year                  3,209                    3                       (4)              126,293
                                         ---------------       --------------       ------------------       ---------------
Net increase (decrease) in net
   assets from operations                $         3,469       $           82       $              -         $       135,372
                                         ===============       ==============       ==================       ===============

                                         TEMPLETON GLOBAL      TEMPLETON GROWTH                                     WANGER
                                         ASSET ALLOCATION      SECURITIES FUND -           WANGER             INTERNATIONAL SMALL
                                          FUND - CLASS 2           CLASS 2           INTERNATIONAL SELECT             CAP
                                         -----------------     -----------------     --------------------     --------------------
Income:
   Dividends                             $              2      $           7,185     $                508     $              2,030
Expenses:
   Mortality and expense fees                         -                      -                        -                        -
   Administrative fees                                -                      -                        -                        -
                                         -----------------     -----------------     --------------------     --------------------
Net investment income (loss)                            2                  7,185                      508                    2,030
                                         -----------------     -----------------     --------------------     --------------------

Realized gains (losses)
   on investments
   Realized gain (loss) on
   sale of fund shares                                  2                 14,953                    3,580                      962
   Realized gain distributions                          1                 20,018                      -                        -
                                         -----------------     -----------------     --------------------     --------------------
   Realized gain (loss)                                 3                 34,971                    3,580                      962
                                         -----------------     -----------------     --------------------     --------------------

Change in unrealized appreciation
   (depreciation) during the year                      (2)                58,626                   56,068                  165,401
                                         -----------------     -----------------     --------------------     --------------------
Net increase (decrease) in net
   assets from operations                $              3      $         100,782     $             60,156     $            168,393
                                         =================     =================     ====================     ====================


                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)


                                                              WANGER U.S.
                                         WANGER SELECT     SMALLER COMPANIES
                                         -------------     -----------------
Income:
   Dividends                             $       1,060     $             920
Expenses:
   Mortality and expense fees                      -                     -
   Administrative fees                             -                     -
                                         -------------     -----------------
Net investment income (loss)                     1,060                   920
                                         -------------     -----------------

Realized gains (losses)
   on investments
   Realized gain (loss) on
   sale of fund shares                           7,556                   897
   Realized gain distributions                   8,800                12,971
                                         -------------     -----------------
   Realized gain (loss)                         16,356                13,868
                                         -------------     -----------------

Change in unrealized appreciation
   (depreciation) during the year               40,386                14,800
                                         -------------     -----------------
Net increase (decrease) in net
   assets from operations                $      57,802     $          29,588
                                         =============     =================


                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                             AIM V.I. CAPITAL APPRECIATION FUND - CLASS I       AIM V.I. CORE EQUITY FUND - CLASS I
                                           ----------------------------------------------     -------------------------------------
                                                  2006                    2005                     2006                   2005
                                                  ----                    ----                     ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $      67               $      65                 $    320               $       -
      Realized gains (losses)                        414                   5,750                     (201)                      -
      Unrealized appreciation
         (depreciation) during the year            6,831                   2,593                    4,728                       -
                                               ----------              ----------                ---------              ---------

Net increase (decrease) in net assets
   from operations                                 7,312                   8,408                    4,847                       -
                                               ----------              ----------                ---------              ---------

Contract transactions:
      Payments received from
         contract owners                          17,350                   8,246                      -                         -
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                    31,734                 (31,609)                  55,658                       -
      Transfers for contract
         benefits and terminations               (41,860)                    (39)                     -                         -
      Contract maintenance charges                (2,874)                 (1,176)                    (402)                      -
                                               ----------              ----------                ---------              ---------

Net increase (decrease) in net assets
   resulting from contract transactions            4,350                 (24,578)                  55,256                       -
                                               ----------              ----------                ---------              ---------

         Total increase (decrease) in
            net assets                            11,662                 (16,170)                  60,103                       -

Net assets at beginning of period                106,931                 123,101                      -                         -
                                               ----------              ----------                ---------              ---------
Net assets at end of period                    $ 118,593               $ 106,931                 $ 60,103               $       -
                                               ==========              ==========                =========              =========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                AIM V.I. MID CAP CORE EQUITY FUND -       ALGER AMERICAN LEVERAGED ALLCAP
                                                            CLASS I                             PORTFOLIO - CLASS O
                                               -------------------------------------     ---------------------------------
                                                     2006                  2005               2006                 2005
                                                     ----                  ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $   3,137             $    214           $     -              $     -
      Realized gains (losses)                         33,423               (2,864)             70,083                3,419
      Unrealized appreciation
         (depreciation) during the year              (13,431)               1,290              23,919               60,303
                                                   ----------            ---------          ----------           ----------

Net increase (decrease) in net assets
   from operations                                    23,129               (1,360)             94,002               63,722
                                                   ----------            ---------          ----------           ----------

Contract transactions:
      Payments received from contract owners          19,701               27,427              16,983               46,198
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                       256,575              (19,610)           (200,136)              (6,562)
      Transfers for contract
         benefits and terminations                        (1)                 -                   -                (29,678)
      Contract maintenance charges                      (370)                (321)            (11,483)              (9,192)
                                                   ----------            ---------          ----------           ----------

Net increase (decrease) in net assets
   resulting from contract transactions              275,905                7,496            (194,636)                 766
                                                   ----------            ---------          ----------           ----------

         Total increase (decrease) in
            net assets                               299,034                6,136            (100,634)              64,488

Net assets at beginning of period                     42,433               36,297             492,066              427,578
                                                   ----------            ---------          ----------           ----------
Net assets at end of period                        $ 341,467             $ 42,433           $ 391,432            $ 492,066
                                                   ==========            =========          ==========           ==========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  DWS EQUITY 500 INDEX FUND VIP -       FEDERATED FUND FOR U.S. GOVERNMENT
                                                              CLASS A                             SECURITIES II
                                                 ---------------------------------     ------------------------------------
                                                      2006                 2005              2006                 2005
                                                      ----                 ----              ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $    11,360          $  13,840         $  24,884             $  22,219
      Realized gains (losses)                           13,517              1,805               841                   703
      Unrealized appreciation
         (depreciation) during the year                119,479             27,929              (949)              (11,121)
                                                   ------------         ----------        ----------            ----------

Net increase (decrease) in net assets
   from operations                                     144,356             43,574            24,776                11,801
                                                   ------------         ----------        ----------            ----------

Contract transactions:
      Payments received from
         contract owners                                68,045             57,638            94,765                61,817
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                         (65,527)           (15,101)           12,071                23,309
      Transfers for contract
         benefits and terminations                     (45,013)            (3,758)         (116,046)             (102,567)
      Contract maintenance charges                     (33,764)           (19,774)          (12,135)               (7,462)
                                                   ------------         ----------        ----------            ----------

Net increase (decrease) in net assets
   resulting from contract transactions                (76,259)            19,005           (21,345)              (24,903)
                                                   ------------         ----------        ----------            ----------

         Total increase (decrease) in
            net assets                                  68,097             62,579             3,431               (13,102)

Net assets at beginning of period                      959,774            897,195           525,626               538,728
                                                   ------------         ----------        ----------            ----------
Net assets at end of period                        $ 1,027,871          $ 959,774         $ 529,057             $ 525,626
                                                   ============         ==========        ==========            ==========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FEDERATED HIGH INCOME BOND FUND II -       FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                            PRIMARY SHARES                               SERVICE CLASS
                                                 --------------------------------------      --------------------------------------
                                                      2006                 2005                    2006                   2005
                                                      ----                 ----                    ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $  14,139            $  13,645                $   9,233              $     588
      Realized gains (losses)                            431                  249                   82,783                 19,834
      Unrealized appreciation (depreciation)
         during the year                               3,137               (9,499)                   2,328                 40,892
                                                   ----------           ----------               ----------             ----------

Net increase (decrease) in net assets
   from operations                                    17,707                4,395                   94,344                 61,314
                                                   ----------           ----------               ----------             ----------

Contract transactions:
      Payments received from
         contract owners                              20,185               23,992                   70,171                 34,746
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                       (14,992)                (913)                 395,081                189,188
      Transfers for contract
         benefits and terminations                       -                (23,066)                    (801)              (122,530)
      Contract maintenance charges                    (3,061)              (2,716)                  (6,584)                (5,514)
                                                   ----------           ----------               ----------             ----------

Net increase (decrease) in net assets
   resulting from contract transactions                2,132               (2,703)                 457,867                 95,890
                                                   ----------           ----------               ----------             ----------

         Total increase (decrease) in
            net assets                                19,839                1,692                  552,211                157,204

Net assets at beginning of period                    160,359              158,667                  441,207                284,003
                                                   ----------           ----------               ----------             ----------
Net assets at end of period                        $ 180,198            $ 160,359                $ 993,418              $ 441,207
                                                   ==========           ==========               ==========             ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     FIDELITY VIP GROWTH OPPORTUNITIES        FIDELITY VIP GROWTH PORTFOLIO -
                                                         PORTFOLIO - SERVICE CLASS                    SERVICE CLASS
                                                     ----------------------------------      ---------------------------------
                                                       2006                     2005            2006                    2005
                                                       ----                     ----            ----                    ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      36                $     37       $    1,347             $    1,705
      Realized gains (losses)                              (37)                      8            5,256                  8,862
      Unrealized appreciation (depreciation)
         during the year                                 1,973                     329           26,521                 11,451
                                                     ---------                --------       ----------             ----------

Net increase (decrease) in net assets
   from operations                                       1,972                     374           33,124                 22,018
                                                     ---------                --------       ----------             ----------

Contract transactions:
      Payments received from
         contract owners                                14,244                   1,396           15,943                 19,965
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                          26,822                     (75)          17,302                (30,634)
      Transfers for contract
         benefits and terminations                         -                       -            (29,610)               (48,575)
      Contract maintenance charges                        (817)                   (168)          (7,163)                (6,326)
                                                     ---------                --------       ----------             ----------

Net increase (decrease) in net assets resulting
   from contract transactions                           40,249                   1,153           (3,528)               (65,570)
                                                     ---------                --------       ----------             ----------

         Total increase (decrease) in net assets        42,221                   1,527           29,596                (43,552)

Net assets at beginning of period                        6,147                   4,620          409,085                452,637
                                                     ---------                --------       ----------             ----------
Net assets at end of period                          $  48,368                $  6,147       $  438,681             $  409,085
                                                     =========                ========       ==========             ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      LAZARD RETIREMENT SMALL CAP               LORD ABBETT BOND-DEBENTURE
                                                       PORTFOLIO - SERVICE SHARES                  PORTFOLIO - CLASS VC
                                                     ----------------------------            ---------------------------------
                                                       2006                2005                 2006                    2005
                                                       ----                ----                 ----                    ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    -              $   -              $    8,741               $    2,834
      Realized gains (losses)                             27                 22                    265                      622
      Unrealized appreciation (depreciation)
         during the year                                  14                 12                 (2,724)                    (753)
                                                     -------             ------             ----------                ---------

Net increase (decrease) in net assets
   from operations                                        41                 34                  6,282                    2,703
                                                     -------             ------             ----------                ---------

Contract transactions:
      Payments received from
         contract owners                                  -                  -                   9,071                    7,621
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           (22)               274                 79,230                   49,575
      Transfers for contract
         benefits and terminations                        -                  -                      -                        -
      Contract maintenance charges                       (32)               (29)                (1,234)                    (863)
                                                      ------             ------             ----------                ---------

Net increase (decrease) in net assets resulting
   from contract transactions                            (54)               245                 87,067                   56,333
                                                     -------             ------             ----------                ---------

         Total increase (decrease) in net assets         (13)               279                 93,349                   59,036

Net assets at beginning of period                        279                 -                  59,036                       -
                                                     -------             ------             ----------                ---------
Net assets at end of period                          $   266             $  279             $  152,385                $  59,036
                                                     =======             ======             ==========                =========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      LORD ABBETT GROWTH AND INCOME              LORD ABBETT MID-CAP VALUE
                                                          PORTFOLIO - CLASS VC                      PORTFOLIO - CLASS VC
                                                      -----------------------------            -----------------------------
                                                         2006                2005                 2006                2005
                                                         ----                ----                 ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                    $    3,923         $    2,130           $      572         $      559
      Realized gains (losses)                             17,777             13,020               11,675              8,964
      Unrealized appreciation (depreciation)
         during the year                                  28,991              1,064                3,633              6,580
                                                      ----------         ----------           ----------         ----------

Net increase (decrease) in net assets
   from operations                                        50,691             16,214               15,880             16,103
                                                      ----------         ----------           ----------         ----------

Contract transactions:
      Payments received from
         contract owners                                  15,319              3,067               10,160              4,309
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           107,608            203,971              (38,891)           111,531
      Transfers for contract
         benefits and terminations                       (62,298)               -                    -                  -
      Contract maintenance charges                        (2,624)              (830)                 (95)              (203)
                                                      ----------         ----------           ----------         ----------

Net increase (decrease) in net assets resulting
   from contract transactions                             58,005            206,208              (28,826)           115,637
                                                      ----------         ----------           ----------         ----------

         Total increase (decrease) in net assets         108,696            222,422              (12,946)           131,740

Net assets at beginning of period                        222,422                -                131,740               -
                                                      ----------         ----------           ----------         ----------
Net assets at end of period                           $  331,118         $  222,422           $  118,794         $  131,740
                                                      ==========         ==========           ==========         ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      MUTUAL SHARES SECURITIES FUND -
                                                                  CLASS 2                    PHOENIX CAPITAL GROWTH SERIES
                                                      -------------------------------     ----------------------------------
                                                         2006                2005             2006                 2005
                                                         ----                ----             ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   10,654          $    8,105       $      344            $      21
      Realized gains (losses)                            68,132               8,821                8               (7,855)
      Unrealized appreciation (depreciation)
         during the year                                 69,105              75,537              390                8,651
                                                     ----------          ----------       ----------            ---------

Net increase (decrease) in net assets
   from operations                                      147,891              92,463              742                  817
                                                     ----------          ----------       ----------            ---------

Contract transactions:
      Payments received from
         contract owners                                 28,496              49,073            1,760                3,715
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                         (225,581)            118,927          141,990                  166
      Transfers for contract
         benefits and terminations                          -               (40,106)              (9)             (19,316)
      Contract maintenance charges                      (29,523)            (21,105)          (1,465)              (1,229)
                                                     ----------          ----------       ----------            ---------

Net increase (decrease) in net assets resulting
   from contract transactions                          (226,608)            106,789          142,276              (16,664)
                                                     ----------          ----------       ----------            ---------

         Total increase (decrease) in net assets        (78,717)            199,252          143,018              (15,847)

Net assets at beginning of period                       947,365             748,113           31,747               47,594
                                                     ----------          ----------       ----------            ---------
Net assets at end of period                          $  868,648          $  947,365       $  174,765            $  31,747
                                                     ==========          ==========       ==========            =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      PHOENIX GROWTH AND INCOME SERIES       PHOENIX MID-CAP GROWTH SERIES
                                                      --------------------------------     ----------------------------------
                                                         2006                2005             2006                 2005
                                                         ----                ----             ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    4,027         $    3,629        $      -             $       -
      Realized gains (losses)                             7,655              6,594            78,432                  (985)
      Unrealized appreciation (depreciation)
         during the year                                 45,432              6,775           (49,507)               26,460
                                                     ----------         ----------        ----------            ----------

Net increase (decrease) in net assets
   from operations                                       57,114             16,998            28,925                25,475
                                                     ----------         ----------        ----------            ----------

Contract transactions:
      Payments received from
         contract owners                                 40,916             40,481             4,492                52,964
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                          (35,289)           (60,444)         (602,626)                  528
      Transfers for contract
         benefits and terminations                      (37,152)           (20,147)           (2,052)              (18,507)
      Contract maintenance charges                       (5,934)            (4,745)           (4,816)              (14,738)
                                                     ----------         ----------        ----------            ----------

Net increase (decrease) in net assets resulting
   from contract transactions                           (37,459)           (44,855)         (605,002)               20,247
                                                     ----------         ----------        ----------            ----------

         Total increase (decrease) in net assets         19,655            (27,857)         (576,077)               45,722

Net assets at beginning of period                       340,007            367,864           631,829               586,107
                                                     ----------         ----------        ----------            ----------
Net assets at end of period                          $  359,662         $  340,007        $   55,752            $  631,829
                                                     ==========         ==========        ==========            ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      PHOENIX MONEY MARKET SERIES      PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                                                     ----------------------------      ----------------------------------------
                                                          2006             2005            2006                2005
                                                          ----             ----            ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     74,775     $     53,135     $   30,927           $   28,334
      Realized gains (losses)                                 -                -            1,897                2,667
      Unrealized appreciation (depreciation)
         during the year                                      -                -            5,855              (19,799)
                                                     ------------     ------------     ----------           ----------

Net increase (decrease) in net assets
   from operations                                         74,775           53,135         38,679               11,202
                                                     ------------     ------------     ----------           ----------

Contract transactions:
      Payments received from
         contract owners                                  297,160          569,985         38,403               66,730
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           (474,823)          15,586        (25,298)              24,202
      Transfers for contract
         benefits and terminations                       (272,281)        (461,770)           -               (190,103)
      Contract maintenance charges                        (36,062)         (50,203)        (5,474)              (6,206)
                                                     ------------     ------------     ----------           ----------

Net increase (decrease) in net assets resulting
   from contract transactions                            (486,006)          73,598          7,631             (105,377)
                                                     ------------     ------------     ----------           ----------

         Total increase (decrease) in net assets         (411,231)         126,733         46,310              (94,175)

Net assets at beginning of period                       2,036,344        1,909,611        538,098              632,273
                                                     ------------     ------------     ----------           ----------
Net assets at end of period                          $  1,625,113     $  2,036,344     $  584,408           $  538,098
                                                     ============     ============     ==========           ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      PHOENIX MULTI-SECTOR SHORT        PHOENIX STRATEGIC ALLOCATION
                                                            TERM BOND SERIES                       SERIES
                                                     ----------------------------      ------------------------------
                                                         2006             2005             2006              2005
                                                         ----             ----             ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   1,258        $   1,353        $    2,770         $    7,876
      Realized gains (losses)                              (82)             -              29,047             15,878
      Unrealized appreciation (depreciation)
         during the year                                   463             (466)          (16,872)           (18,353)
                                                     ---------        ---------        ----------         ----------

Net increase (decrease) in net assets
   from operations                                       1,639              887            14,945              5,401
                                                     ---------        ---------        ----------         ----------

Contract transactions:
      Payments received from
         contract owners                                   -                -              14,349             54,294
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                         (23,805)          48,834          (215,219)           (73,350)
      Transfers for contract
         benefits and terminations                         -                -                 -              (85,180)
      Contract maintenance charges                         -                -              (2,239)            (5,970)
                                                     ---------        ---------        ----------         ----------

Net increase (decrease) in net assets resulting
   from contract transactions                          (23,805)          48,834          (203,109)          (110,206)
                                                     ---------        ---------        ----------         ----------

         Total increase (decrease) in net assets       (22,166)          49,721          (188,164)          (104,805)

Net assets at beginning of period                       49,721               -            300,872            405,677
                                                     ---------        ---------        ----------         ----------
Net assets at end of period                          $  27,555        $  49,721        $  112,708         $  300,872
                                                     =========        =========        ==========         ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-ABERDEEN INTERNATIONAL      PHOENIX-ALGER SMALL-CAP GROWTH
                                                               SERIES                               SERIES
                                                     ------------------------------      ------------------------------
                                                         2006             2005              2006              2005
                                                         ----             ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    4,787       $   1,833          $       23         $     -
      Realized gains (losses)                             2,098          33,084                  99             2,221
      Unrealized appreciation (depreciation)
         during the year                                 39,669         (26,017)             13,163             1,268
                                                     ----------       ---------          ----------         ---------

Net increase (decrease) in net assets
   from operations                                       46,554           8,900              13,285             3,489
                                                     ----------       ---------          ----------         ---------

Contract transactions:
      Payments received from
         contract owners                                  5,719           5,112               1,244             1,236
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                          424,761         (77,037)            177,698              (590)
      Transfers for contract
         benefits and terminations                      (95,953)        (21,577)                -                 -
      Contract maintenance charges                       (2,283)         (1,073)               (878)             (485)
                                                     ----------       ---------          ----------         ---------

Net increase (decrease) in net assets resulting
   from contract transactions                           332,244         (94,575)            178,064               161
                                                     ----------       ---------          ----------         ---------

         Total increase (decrease) in net assets        378,798         (85,675)            191,349             3,650

Net assets at beginning of period                        39,369         125,044              25,334            21,684
                                                     ----------       ---------          ----------         ---------
Net assets at end of period                          $  418,167       $  39,369          $  216,683         $  25,334
                                                     ==========       =========          ==========         =========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-DUFF & PHELPS REAL            PHOENIX-S&P DYNAMIC ASSET
                                                      ESTATE SECURITIES SERIES             ALLOCATION SERIES GROWTH
                                                     ----------------------------         ----------------------------
                                                         2006             2005                2006              2005
                                                         ----             ----                ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    2,912      $    3,652           $    1,801            $  -
      Realized gains (losses)                            25,665          47,823                   30               -
      Unrealized appreciation (depreciation)
         during the year                                 35,218         (19,901)               8,246               -
                                                     ----------      ----------           ----------            ----

Net increase (decrease) in net assets
   from operations                                       63,795          31,574               10,077               -
                                                     ----------      ----------           ----------            ----

Contract transactions:
      Payments received from
         contract owners                                 13,897          21,083                7,173               -
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           41,727         (31,457)             137,103               -
      Transfers for contract
         benefits and terminations                      (25,161)       (116,688)                 -                 -
      Contract maintenance charges                       (5,362)         (5,084)              (1,408)              -
                                                     ----------      ----------           ----------            ----

Net increase (decrease) in net assets resulting
   from contract transactions                            25,101        (132,146)             142,868               -
                                                     ----------      ----------           ----------            ----

         Total increase (decrease) in net assets         88,896        (100,572)             152,945               -

Net assets at beginning of period                       174,275         274,847                  -                 -
                                                     ----------      ----------           ----------            ----
Net assets at end of period                          $  263,171      $  174,275           $  152,945            $  -
                                                     ==========      ==========           ==========            ====





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      PHOENIX-SANFORD BERNSTEIN             PHOENIX-SANFORD BERNSTEIN
                                                        MID-CAP VALUE SERIES                 SMALL-CAP VALUE SERIES
                                                     ----------------------------         ----------------------------
                                                         2006             2005                2006           2005
                                                         ----             ----                ----           ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $    1,919     $      478            $    1,441     $        1
      Realized gains (losses)                            58,969         43,518               180,823         50,783
      Unrealized appreciation (depreciation)
         during the year                                 (6,296)       (10,746)              (70,115)        12,760
                                                     ----------     ----------            ----------     ----------

Net increase (decrease) in net assets
   from operations                                       54,592         33,250               112,149         63,544
                                                     ----------     ----------            ----------     ----------

Contract transactions:
      Payments received from
         contract owners                                 20,957         25,754                30,377         55,983
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                           65,250        126,562              (316,090)        (6,091)
      Transfers for contract
         benefits and terminations                           (3)      (139,915)                   (8)        (2,921)
      Contract maintenance charges                      (10,924)        (9,836)              (25,628)       (20,671)
                                                     ----------     ----------            ----------     ----------

Net increase (decrease) in net assets resulting
   from contract transactions                            75,280          2,565              (311,349)        26,300
                                                     ----------     ----------            ----------     ----------

         Total increase (decrease) in net assets        129,872         35,815              (199,200)        89,844

Net assets at beginning of period                       369,094        333,279               893,562        803,718
                                                     ----------     ----------            ----------     ----------
Net assets at end of period                          $  498,966     $  369,094            $  694,362     $  893,562
                                                     ==========     ==========            ==========     ==========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                           PHOENIX-VAN KAMPEN COMSTOCK SERIES   PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
                                           ----------------------------------   ------------------------------------------
                                                 2006                  2005                  2006                    2005
                                                 ----                  ----                  ----                    ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $  8,833              $  4,748             $  1,212                 $    248
     Realized gains (losses)                    97,307                 1,194                2,449                   (4,937)
     Unrealized appreciation
        (depreciation) during the year         (17,226)               15,507                6,554                    5,394
                                              --------              --------             --------                 --------

Net increase (decrease) in net assets
  from operations                               88,914                21,449               10,215                      705
                                              --------              --------             --------                 --------

Contract transactions:
     Payments received from
        contract owners                         48,069                47,408                1,346                    5,284
     Transfers between Investment
        Options (including Guaranteed
        Interest Account), net                  72,743                 2,508              198,674                      684
     Transfers for contract
        benefits and terminations                 (707)              (31,187)                 -                    (39,366)
     Contract maintenance charges              (10,440)               (8,552)              (2,055)                  (1,813)
                                              --------              --------             --------                 --------

Net increase (decrease) in net assets
  resulting from contract transactions         109,665                10,177              197,965                  (35,211)
                                              --------              --------             --------                 --------

        Total increase (decrease)
           in net assets                       198,579                31,626              208,180                  (34,506)

Net assets at beginning of period              408,727               377,101                6,419                   40,925
                                              --------              --------             --------                 --------
Net assets at end of period                   $607,306              $408,727             $214,599                 $  6,419
                                              ========              ========             ========                 ========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                           PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR     RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                           CLASS                                      LONG BOND FUND
                                           ------------------------------------------     ---------------------------------------
                                                 2006                  2005                  2006                    2005
                                                 ----                  ----                  ----                    ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $    489              $      -             $     20                 $   -
     Realized gains (losses)                       651                     -                   (5)                    (14)
     Unrealized appreciation
        (depreciation) during the year          (1,672)                    -                   26                     (18)
                                              --------              --------             --------                 -------

Net increase (decrease) in net assets
  from operations                                 (532)                    -                   41                     (32)
                                              --------              --------             --------                 -------

Contract transactions:
     Payments received from
        contract owners
     Transfers between Investment
        Options                                    -                       -                  -                       -
        (including Guaranteed
        Interest Account), net                 122,202                     -                   (3)                    (14)
     Transfers for contract
        benefits and terminations                  -                       -                  -                       -
     Contract maintenance charges                  -                       -                  (60)                    (78)
                                              --------              --------             --------                 -------

Net increase (decrease) in net assets
  resulting from contract transactions         122,202                     -                  (63)                    (92)
                                              --------              --------             --------                 -------

        Total increase (decrease)
           in net assets                       121,670                     -                  (22)                   (124)

Net assets at beginning of period                  -                       -                  511                     635
                                              --------              --------             --------                 -------
Net assets at end of period                   $121,670              $      -             $    489                 $   511
                                              ========              ========             ========                 =======





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               RYDEX VARIABLE TRUST NOVA FUND         RYDEX VARIABLE TRUST SECTOR ROTATION FUND
                                              --------------------------------       -------------------------------------------
                                                 2006                  2005                  2006                   2005
                                                 ----                  ----                  ----                   ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $    251              $     56                $   -                   $   -
     Realized gains (losses)                         9                    13                     79                      31
     Unrealized appreciation
        (depreciation) during the year           3,209                   631                      3                      64
                                              --------              --------                -------                 -------

Net increase (decrease) in net assets
  from operations                                3,469                   700                     82                      95
                                              --------              --------                -------                 -------

Contract transactions:
     Payments received from
        contract owners                            697                   696                    -                       -
     Transfers between Investment
        Options (including Guaranteed
        Interest Account), net                     (55)                  (66)                   (66)                    (55)
     Transfers for contract
        benefits and terminations                  -                     -                      -                       -
     Contract maintenance charges                 (311)                 (307)                   (85)                   (107)
                                              --------              --------                -------                 -------

Net increase (decrease) in net assets
  resulting from contract transactions             331                   323                   (151)                   (162)
                                              --------              --------                -------                 -------

        Total increase (decrease)
           in net assets                         3,800                 1,023                    (69)                    (67)

Net assets at beginning of period               17,772                16,749                    764                     831
                                              --------              --------                -------                 -------
Net assets at end of period                   $ 21,572              $ 17,772                $   695                 $   764
                                              ========              ========                =======                 =======





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                TEMPLETON DEVELOPING MARKETS
                                                  SECURITIES FUND - CLASS 2          TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                                              --------------------------------       -------------------------------------------
                                                 2006                  2005                  2006                   2005
                                                 ----                  ----                  ----                   ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $  -                  $    262               $ 10,167                $  3,822
     Realized gains (losses)                       4                   7,097                 (1,088)                  2,220
     Unrealized appreciation
        (depreciation) during the year            (4)                 (4,189)               126,293                  28,899
                                              ------                --------               --------                --------

Net increase (decrease) in net assets
  from operations                                -                     3,170                135,372                  34,941
                                              ------                --------               --------                --------

Contract transactions:
     Payments received from
        contract owners                          -                     2,641                 57,327                  21,614
     Transfers between Investment
        Options (including Guaranteed
        Interest Account), net                   -                    (1,348)               352,966                  44,570
     Transfers for contract
        benefits and terminations                -                   (21,554)                (1,004)                 (9,018)
     Contract maintenance charges                (10)                    (67)                (6,718)                 (5,995)
                                              ------                --------               --------                --------

Net increase (decrease) in net assets
  resulting from contract transactions           (10)                (20,328)               402,571                  51,171
                                              ------                --------               --------                --------

       Total increase (decrease)
           in net assets                         (10)                (17,158)               537,943                  86,112

Net assets at beginning of period                 10                  17,168                399,947                 313,835
                                              ------                --------               --------                --------
Net assets at end of period                   $  -                 $      10               $937,890                $399,947
                                              ======                ========               ========                ========





                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

ALLOCATION FUND
TEMPLETON GROWTH SECURITIES FUND - CLASS 2

                                                   TEMPLETON GLOBAL ASSET
                                                 ALLOCATION FUND - CLASS 2           TEMPLETON GROWTH SECURITIES FUND - CLASS 2
                                              --------------------------------       ------------------------------------------
                                                 2006                  2005                  2006                   2005
                                                 ----                  ----                  ----                   ----
Increase (decrease) in net assets from
  operations:
     Net investment income (loss)             $     2               $     -                 $   7,185              $  5,570
     Realized gains (losses)                        3                   2,418                  34,971                 8,404
     Unrealized appreciation
        (depreciation) during the year             (2)                 (1,869)                 58,626                30,255
                                              -------               ---------               ---------              --------

Net increase (decrease) in net assets
  from operations                                   3                     549                 100,782                44,229
                                              -------               ---------               ---------              --------

Contract transactions:
     Payments received from
        contract owners                           -                       -                    14,457                35,914
     Transfers between Investment
        Options (including Guaranteed
        Interest Account), net                    -                     2,072                (128,181)               69,667
     Transfers for contract
        benefits and terminations                 -                   (19,615)                    -                 (48,166)
     Contract maintenance charges                 (44)                    -                    (9,589)               (8,092)
                                              -------               ---------               ---------              --------

Net increase (decrease) in net assets
  resulting from contract transactions            (44)                (17,543)               (123,313)               49,323
                                              -------               ---------               ---------              --------

        Total increase (decrease)
           in net assets                          (41)                (16,994)                (22,531)               93,552

Net assets at beginning of period                  41                  17,035                 510,843               417,291
                                              -------               ---------               ---------              --------
Net assets at end of period                   $   -                 $      41               $ 488,312              $510,843
                                              =======               =========               =========              ========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   WANGER INTERNATIONAL SELECT         WANGER INTERNATIONAL SMALL CAP
                                                  -----------------------------       --------------------------------
                                                     2006               2005              2006              2005
                                                     ----               ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $     508          $   3,047        $   2,030          $   2,517
      Realized gains (losses)                         3,580              1,626              962             12,631
      Unrealized appreciation (depreciation)
         during the year                             56,068             19,761          165,401             40,373
                                                  ----------         ----------       ----------         ----------

Net increase (decrease) in net assets
   from operations                                   60,156             24,434          168,393             55,521
                                                  ----------         ----------       ----------         ----------

Contract transactions:
      Payments received from
         contract owners                                -                  -             27,531             16,955
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                       23,921             (3,879)         316,154             58,773
      Transfers for contract
         benefits and terminations                      -               (8,212)         (48,417)           (68,218)
      Contract maintenance charges                   (3,660)            (2,778)          (6,207)            (4,502)
                                                  ----------         ----------       ----------         ----------

Net increase (decrease) in net assets
   resulting from contract transactions              20,261            (14,869)         289,061              3,008
                                                  ----------         ----------       ----------         ----------

         Total increase (decrease) in
            net assets                               80,417              9,565          457,454             58,529

Net assets at beginning of period                   168,198            158,633          281,489            222,960
                                                  ----------         ----------       ----------         ----------
Net assets at end of period                       $ 248,615          $ 168,198        $ 738,943          $ 281,489
                                                  ==========         ==========       ==========         ==========





                        See Notes to Financial Statements

                            STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                           WANGER SELECT                   WANGER U.S. SMALLER COMPANIES
                                                  -----------------------------           --------------------------------
                                                     2006               2005                  2006               2005
                                                     ----               ----                  ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                $   1,060          $     -               $     920           $     -
      Realized gains (losses)                        16,356             36,233                13,868              33,717
      Unrealized appreciation (depreciation)
         during the year                             40,386             (6,695)               14,800               8,868
                                                  ----------         ----------            ----------          ----------

Net increase (decrease) in net assets
   from operations                                   57,802             29,538                29,588              42,585
                                                  ----------         ----------            ----------          ----------

Contract transactions:
      Payments received from
         contract owners                              6,932             18,493                25,466              41,509
      Transfers between Investment
         Options (including Guaranteed
         Inerest Account), net                       19,243             (1,604)              (26,038)                526
      Transfers for contract
         benefits and terminations                      -              (39,574)                 (500)           (125,182)
      Contract maintenance charges                   (3,835)            (3,959)               (8,115)             (8,836)
                                                  ----------         ----------            ----------          ----------

Net increase (decrease) in net assets
   resulting from contract transactions              22,340            (26,644)               (9,187)            (91,983)
                                                  ----------         ----------            ----------          ----------

         Total increase (decrease) in
            net assets                               80,142              2,894                20,401             (49,398)

Net assets at beginning of period                   322,259            319,365               354,539             403,937
                                                  ----------         ----------            ----------          ----------
Net assets at end of period                       $ 402,401          $ 322,259             $ 374,940           $ 354,539
                                                  ==========         ==========            ==========          ==========





                        See Notes to Financial Statements

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
The Phoenix Life and Annuity Variable Universal Life Account (the "Separate Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is a Connecticut stock life insurance company and is an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Separate Account currently consists of 54 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap Portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners also may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES            SALES
-----------------                                                             ---------            -----
    AIM V.I. Capital Appreciation Fund - Class I                             $    49,626        $    45,210
    AIM V.I. Core Equity Fund - Class I                                           60,317              4,740
    AIM V.I. Mid Cap Core Equity Fund - Class I                                  312,841                371
    Alger American Leveraged AllCap Portfolio - Class O                           18,249            212,886
    DWS Equity 500 Index Fund VIP - Class A                                      235,085            299,984
    Federated Fund for U.S. Government Securities II                             192,994            189,456
    Federated High Income Bond Fund II - Primary Shares                           35,458             19,187
    Fidelity VIP Contrafund(R) Portfolio - Service Class                         751,744            208,413
    Fidelity VIP Growth Opportunities Portfolio - Service Class                   42,644              2,359
    Fidelity VIP Growth Portfolio - Service Class                                236,923            239,105
    Lazard Retirement Small Cap Portfolio - Service Shares                            22                 55
    Lord Abbett Bond-Debenture Portfolio - Class VC                              112,859             17,050
    Lord Abbett Growth and Income Portfolio - Class VC                           168,878             96,437
    Lord Abbett Mid-Cap Value Portfolio - Class VC                                23,734             43,080
    Mutual Shares Securities Fund - Class 2                                      251,264            440,085
    Phoenix Capital Growth Series                                                144,223              1,602
    Phoenix Growth and Income Series                                              79,250            112,682
    Phoenix Mid-Cap Growth Series                                                 20,651            625,653
    Phoenix Money Market Series                                                  609,816          1,020,842
    Phoenix Multi-Sector Fixed Income Series                                     113,886             75,328
    Phoenix Multi-Sector Short Term Bond Series                                    1,258             23,804
    Phoenix Strategic Allocation Series                                           30,770            217,817
    Phoenix-Aberdeen International Series                                        439,201            102,170
    Phoenix-Alger Small-Cap Growth Series                                        182,309              4,222
    Phoenix-Duff & Phelps Real Estate Securities Series                           93,206             47,085
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                          146,076              1,408
    Phoenix-Sanford Bernstein Mid-Cap Value Series                               188,230             53,578
    Phoenix-Sanford Bernstein Small-Cap Value Series                             273,715            485,295
    Phoenix-Van Kampen Comstock Series                                           248,829             33,481
    Phoenix-Van Kampen Equity 500 Index Series                                   270,494             71,318
    PIMCO VIT Total Return Portfolio - Advisor Class                             123,342                  -
    Rydex Variable Trust Inverse Government Long Bond Fund                            20                 63
    Rydex Variable Trust Nova Fund                                                   947                365
    Rydex Variable Trust Sector Rotation Fund                                         33                151
    Templeton Developing Markets Securities Fund - Class 2                             3                 13
    Templeton Foreign Securities Fund - Class 2                                  524,969            112,231
    Templeton Global Asset Allocation Fund - Class 2                                  34                 75
    Templeton Growth Securities Fund - Class 2                                    71,566            167,676
    Wanger International Select                                                   28,769              8,000
    Wanger International Small Cap                                               384,167             93,076
    Wanger Select                                                                102,007             69,806
    Wanger U.S. Smaller Companies                                                 82,681             77,976
                                                                             -----------        -----------
                                                                             $ 6,653,090        $ 5,224,135
                                                                             -----------        -----------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
===================================================================================================================================
AIM V.I. Capital Appreciation Fund - Class I        15,095       (13,636)        1,459         2,807        (11,320)        (8,513)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I                 59,757        (4,917)       54,840             -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I        241,898          (325)      241,573       169,662       (166,583)         3,079
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
   Portfolio - Class O                               7,896       (82,146)      (74,250)       26,694        (22,910)         3,784
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A             58,191       (77,181)      (18,990)       19,596        (14,000)         5,596
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                    44,394       (49,043)       (4,649)       33,689        (40,613)        (6,924)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                          4,898        (4,357)          541         9,471        (10,072)          (601)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                       140,941       (42,693)       98,248        58,276        (34,349)        23,927
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                        12,534          (722)       11,812           411            (79)           332
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                        91,842       (91,075)          767        54,421        (80,415)       (25,994)
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                            -           (45)          (45)          280            (27)           253
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                             93,759       (15,832)       77,927        58,107           (848)        57,259
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                            137,556       (80,945)       56,611       210,930           (812)       210,118
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                             12,777       (36,483)      (23,706)      178,980        (58,361)       120,619
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities
   Fund - Class 2                                   49,833      (102,561)      (52,728)       52,089        (22,392)        29,697
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                       51,158          (589)       50,569         2,598        (13,425)       (10,827)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                    21,814       (31,892)      (10,078)       13,270        (29,671)       (16,401)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                       10,539      (317,302)     (306,763)       49,694        (38,356)        11,338
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                        157,054      (299,685)     (142,631)      418,569       (397,738)        20,831
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            19,035       (16,936)        2,099        38,599        (63,523)       (24,924)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series              -       (21,517)      (21,517)       45,228              -         45,228
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                  3,902       (60,491)      (56,589)       38,292        (69,992)       (31,700)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series               83,892       (18,945)       64,947         9,291        (33,769)       (24,478)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series               29,133          (656)       28,477           257           (209)            48
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                                 7,401        (5,032)        2,369        11,728        (30,715)       (18,987)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset
   Allocation Series: Growth                       140,398        (1,326)      139,072             -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein
   Mid-Cap Value Series                             20,471        (8,955)       11,516        31,983        (28,022)         3,961
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
   Value Series                                     28,473       (82,400)      (53,927)       11,167         (5,771)         5,396
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  40,171       (10,048)       30,123        32,685        (29,041)         3,644
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series          91,479       (23,375)       68,104         2,503        (16,545)       (14,042)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                       116,767             -       116,767             -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
   Government Long Bond Fund                             -           (66)          (66)            -           (101)          (101)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                         449          (234)          215           516           (270)           246
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                -           (96)          (96)            -           (125)          (125)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                             -            (2)           (2)          667         (4,646)        (3,979)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign
   Securities Fund - Class 2                       133,099       (29,295)      103,804        61,605        (46,494)        15,111
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
   Allocation Fund - Class 2                             7           (16)           (9)        4,590         (8,617)        (4,027)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2          10,395       (37,557)      (27,162)       38,601        (24,619)        13,982
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          6,114        (1,906)        4,208             -         (4,752)        (4,752)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                      85,721       (19,998)       65,723        33,187        (31,560)         1,627
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                       15,365       (12,687)        2,678        18,339        (23,767)        (5,428)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                       13,787       (15,241)       (1,454)       14,084        (30,907)       (16,823)
-----------------------------------------------------------------------------------------------------------------------------------

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

Executive Benefit VUL

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I
        2006                 -                   -               -                -                 -                       -
        2005(8)              -                   -               -                -                 -                  (2.49%)
        2004                 -                   -               -                -                 -                       -
        2003                 -                   -               -                -                 -                       -
        2002                 -                   -               -                -                 -                       -
Alger American Leveraged AllCap Portfolio - Class O
        2006                 -                   -               -                -                 -                  11.70%
        2005                 0(+)             3.12               0(++)            -                 -                  14.45%
        2004(7)              6                2.72              17                -                 -                   4.54%
        2003                 -                   -               -                -                 -                       -
        2002                 -                   -               -                -                 -                       -
Federated Fund for U.S. Government Securities II
        2006                 -                   -               -             7.36%                -                   3.77%
        2005                 0(+)             3.67               0(++)         4.68%                -                   2.03%
        2004                19                3.60              67             4.26%                -                   3.61%
        2003                22                3.47              76             3.17%                -                   2.37%
        2002                19                3.39              64             3.06%                -                   9.05%
Federated High Income Bond Fund II - Primary Shares
        2006                 -                   -               -            17.33%                -                   7.98%
        2005                 0(+)             4.19               0(++)        10.02%                -                   2.66%
        2004                 4                4.09              17             6.20%                -                  10.46%
        2003                 3                3.70              13             5.69%                -                  22.22%
        2002                 2                3.03               7             8.00%                -                   1.39%
Fidelity VIP Contrafund(R) Portfolio - Service Class
        2006                 -                   -               -             0.87%                -                   7.77%
        2005                 0(+)             4.57               0(++)         0.21%                -                  16.85%
        2004                17                3.91              68             0.09%                -                  15.34%
        2003                 4                3.39              13             0.28%                -                  28.35%
        2002                 3                2.64               7                 -                -                  (9.42%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
        2006                 -                   -               -                 -                -                       -
        2005                 -                   -               -             2.72%                -                  (4.52%)
        2004(6)              0(+)             3.09               0(++)         1.34%                -                   6.21%
        2003                 -                   -               -                 -                -                       -
        2002                 -                   -               -                 -                -                       -
Fidelity VIP Growth Portfolio - Service Class
        2006                 -                   -               -             0.62%                -                   5.27%
        2005                 0(+)             2.81               0(++)         0.48%                -                   5.67%
        2004                13                2.66              34             0.10%                -                   3.26%
        2003                 5                2.58              13             0.15%                -                  32.78%
        2002                 4                1.94               8             0.10%                -                 (30.20%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2
        2006                 -                   -               -            1.66%                 -                  13.58%
        2005                 0(+)             4.05               0(++)        1.01%                 -                  10.55%
        2004                 5                3.66              17            0.82%                 -                  12.63%
        2003                 4                3.25              13            1.03%                 -                  25.15%
        2002                 3                2.60               7            1.24%                 -                 (11.81%)
Phoenix Capital Growth Series
        2006                 -                   -               -                -                 -                   0.73%
        2005                 0(+)             1.62               0(++)        0.00%*                -                   3.71%
        2004                11                1.56              17            0.52%                 -                   4.97%
        2003                17                1.49              26            0.08%                 -                  26.49%
        2002                19                1.18              23                -                 -                 (24.81%)
Phoenix Growth and Income Series
        2006                 -                   -               -                -                 -                   2.65%
        2005                 0(+)             2.84               0(++)        0.45%                 -                   4.80%
        2004                19                2.71              50            1.16%                 -                  10.48%
        2003                22                2.45              53            1.25%                 -                  27.46%
        2002                 8                1.92              15            1.00%                 -                 (22.51%)
Phoenix Mid-Cap Growth Series
        2006                 -                  -                -                -                 -                   6.16%
        2005                 0(+)             1.90               0(++)            -                 -                   4.18%
        2004                 9                1.82              17                -                 -                   6.72%
        2003                 7                1.71              13                -                 -                  28.83%
        2002                11                1.33              15                -                 -                 (32.50%)
Phoenix Money Market Series
        2006                 -                   -               -            4.22%                 -                   3.66%
        2005                 0(+)             3.21               1            2.40%                 -                   2.58%
        2004                48                3.13             152            0.82%                 -                   0.79%
        2003                36                3.11             113            0.65%                 -                   0.68%
        2002                23                3.09              70            1.34%                 -                   1.42%
Phoenix Multi-Sector Fixed Income Series
        2006                 -                   -               -            2.59%                 -                   5.42%
        2005                 0(+)             4.23               0(++)        3.23%                 -                   1.78%
        2004                28                4.16             118            6.02%                 -                   6.84%
        2003                10                3.89              39            6.63%                 -                  14.58%
        2002                 6                3.40              22            7.50%                 -                  10.00%
Phoenix Strategic Allocation Series
        2006                 -                   -               -            1.56%                 -                   9.73%
        2005                 0(+)             3.52               0(++)        1.40%                 -                   1.79%
        2004                15                3.46              51            2.65%                 -                   7.46%
        2003                12                3.22              39            2.64%                 -                  19.87%
        2002                 6                2.68              15            2.52%                 -                 (11.58%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series
        2006                 -                   -               -            1.87%                 -                  19.79%
        2005                 0(+)             4.45               0(++)        0.74%                 -                  18.57%
        2004                 5                3.75              17            2.73%                 -                  20.78%
        2003(5)              4                3.11              14            2.24%                 -                  42.30%
        2002                 -                   -               -                -                 -                       -
Phoenix-Alger Small-Cap Growth Series
        2006                 -                   -               -                -                 -                  (1.78%)
        2005                 -                   -               -                -                 -                       -
        2004                 -                   -               -                -                 -                       -
        2003                 -                   -               -                -                 -                       -
        2002                 -                   -               -                -                 -                       -
Phoenix-Duff & Phelps Real Estate Securities Series
        2006                 -                   -               -            0.48%                 -                  31.72%
        2005                 0(+)             7.48               0(++)        1.09%                 -                  15.10%
        2004                13                6.50              84            2.37%                 -                  34.69%
        2003                11                4.83              54            3.49%                 -                  38.27%
        2002                11                3.49              37            4.00%                 -                  12.08%
Phoenix-Sanford Bernstein Mid-Cap Value Series
        2006                 -                   -               -                -                 -                   5.58%
        2005                 0(+)             6.81               0(++)        0.14%                 -                   7.73%
        2004                11                6.32              68            0.19%                 -                  20.41%
        2003                 8                5.25              41            0.20%                 -                  40.97%
        2002                 7                3.73              24            0.85%                 -                  (8.55%)
Phoenix-Van Kampen Comstock Series
        2006                 -                   -               -            0.88%                 -                  16.23%
        2005                 0(+)             3.14               0(++)        0.56%                 -                   5.43%
        2004                 6                2.98              17            0.77%                 -                  12.92%
        2003                10                2.64              26            1.00%                 -                  23.87%
        2002                11                2.13               0            1.15%                 -                 (21.93%)
Phoenix-Van Kampen Equity 500 Index Series
        2006                 -                   -               -                -                 -                   9.81%
        2005                 0(+)             2.56               0(++)        0.63%                 -                   3.69%
        2004                14                2.47              34            1.50%                 -                   9.84%
        2003                12                2.25              26            1.12%                 -                  26.23%
        2002                13                1.78              23            0.98%                 -                 (23.68%)
Templeton Developing Markets Securities Fund - Class 2
        2006                 -                   -               -                -                 -                   9.63%
        2005                 0(+)             5.49               0(++)        1.94%                 -                  27.43%
        2004                 4                4.31              17            1.97%                 -                  24.71%
        2003                 4                3.46              14            1.99%                 -                  52.99%
        2002                 3                2.26               8            2.45%                 -                  (0.15%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2
        2006                 -                   -               -                -                 -                       -
        2005                 -                   -               -                -                 -                       -
        2004                 -                0.00               -                -                 -                   2.61%
        2003                 0(+)             2.97               0(++)        2.21%                 -                  32.21%
        2002                 3                2.25               7            2.46%                 -                 (18.56%)
Templeton Global Asset Allocation Fund - Class 2
        2006                 -                   -               -            9.17%                 -                  15.15%
        2005                 0(+)             4.37               0(++)            -                 -                   3.55%
        2004                 4                4.22              17            4.27%                 -                  15.72%
        2003                 0(+)             3.65               0(++)        3.34%                 -                  31.95%
        2002(4)              3                2.76               8            3.12%                 -                  (9.99%)
Templeton Growth Securities Fund - Class 2
        2006                 -                   -               -                -                 -                   3.62%
        2005                 0(+)             4.05               0(++)        1.60%                 -                   8.86%
        2004                 9                3.72              34            1.23%                 -                  16.03%
        2003                 8                3.21              27            1.60%                 -                  32.13%
        2002                 6                2.43              15            1.64%                 -                 (18.49%)
Wanger International Small Cap
        2006                 -                   -               -               -                  -                   9.14%
        2005                 0(+)             3.67               0(++)        1.32%                 -                  21.53%
        2004                17                3.02              52            0.84%                 -                  30.27%
        2003                17                2.32              40            0.24%                 -                  48.86%
        2002                10                1.56              15                -                 -                 (13.83%)
Wanger Select
        2006                 -                   -               -                -                 -                   5.74%
        2005                 0(+)             5.55               0(++)            -                 -                  10.49%
        2004                 7                5.02              34                -                 -                  19.31%
        2003                 3                4.21              13                -                 -                  30.73%
        2002                 5                3.22              15                -                 -                  (7.62%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Executive Benefit VUL

                              At December 31,                                    For the periods ended December 31,
            -------------------------------------------------    -------------------------------------------------------------
                                                      Net         Investment
                   Units                Unit         Assets        Income             Expense                 Total
                  (000's)            Fair Value      (000's)       Ratio(1)           Ratio(2)               Return(3)
            ------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
        2006                 -                   -               -            -                      -                  5.42%
        2005                 0(+)             5.48               0(++)        -                      -                 11.25%
        2004                21                4.93             102            -                      -                 18.33%
        2003                15                4.16              64            -                      -                 43.22%
        2002                 8                2.91              24            -                      -                (16.81%)

*    Amount is less than 0.005%.

(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)  From inception May 20, 2002 to December 31, 2002.
(5)  From inception February 7, 2003 to December 31, 2003.
(6)  From inception February 5, 2004 to December 31, 2004.
(7)  From inception May 28, 2004 to December 31, 2004.
(8)  From inception March 17, 2005 to April 25, 2005.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
        2006                35                3.38              119           0.05%                 -                   6.30%
        2005                34                3.18              107           0.06%                 -                   8.84%
        2004                42                2.92              123               -                 -                   6.63%
        2003                45                2.74              122               -                 -                  29.52%
        2002(8)             10                2.11               21               -                 -                 (13.39%)
AIM V.I. Core Equity Fund - Class I
        2006(16)            55                1.10               60           0.82%                 -                   9.16%
        2005                 -                   -                -               -                 -                       -
        2004                 -                   -                -               -                 -                       -
        2003                 -                   -                -               -                 -                       -
        2002                 -                   -                -               -                 -                       -
AIM V.I. Mid Cap Core Equity Fund - Class I
        2006               280                1.22              341           1.22%                 -                  11.24%
        2005                39                1.10               42           0.55%                 -                   7.62%
        2004(13)            36                1.02               36           1.93%                 -                   1.98%
        2003                 -                   -                -               -                 -                       -
        2002                 -                   -                -               -                 -                       -
Alger American Leveraged AllCap Portfolio - Class O
        2006               149                2.63              391               -                 -                  19.26%
        2005               223                2.21              492               -                 -                  14.45%
        2004               213                1.93              411               -                 -                   8.19%
        2003               220                1.78              392               -                 -                  34.72%
        2002               147                1.32              195           0.01%                 -                 (33.91%)
DWS Equity 500 Index Fund VIP - Class A
        2006               241                4.26            1,028           1.14%                 -                  15.52%
        2005               260                3.69              960           1.50%                 -                   4.68%
        2004               255                3.52              897           0.99%                 -                  10.59%
        2003               310                3.18              987           1.30%                 -                  28.16%
        2002(7)            418                2.48            1,039           2.74%                 -                 (21.00%)
Federated Fund for U.S. Government Securities II
        2006               134                3.94              529           4.21%                 -                   4.14%
        2005               139                3.79              525           3.84%                 -                   2.03%
        2004               127                3.71              471           4.93%                 -                   3.61%
        2003               133                3.58              477           2.14%                 -                   2.37%
        2002                42                3.50              147           1.55%                 -                   9.05%
Federated High Income Bond Fund II - Primary Shares
        2006                39                4.65              180           8.15%                 -                  10.80%
        2005                38                4.19              160           7.94%                 -                   2.66%
        2004                35                4.09              142           7.76%                 -                  10.46%
        2003                37                3.70              136           4.77%                 -                  22.22%
        2002                13                3.03               40           7.49%                 -                   1.39%

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
        2006               195                5.10            993              1.00%                -                  11.59%
        2005                96                4.57            441              0.15%                -                  16.85%
        2004                55                3.91            216              0.25%                -                  15.34%
        2003                35                3.39            117              0.29%                -                  28.35%
        2002                22                2.64             58                  -                -                  (9.71%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
        2006                14                3.55             48              0.11%                -                   5.30%
        2005                 2                3.37              6              0.81%                -                   8.86%
        2004                 1                3.09              5              0.33%                -                   7.06%
        2003                15                2.89             44              0.30%                -                  29.66%
        2002                 1                2.23              3                  -                -                   1.04%
Fidelity VIP Growth Portfolio - Service Class
        2006               163                2.69            439              0.30%                -                   6.73%
        2005               162                2.52            409              0.39%                -                   5.67%
        2004               176                2.39            419              0.18%                -                   3.26%
        2003               185                2.31            428              0.20%                -                  32.78%
        2002               164                1.74            286              0.01%                -                 (30.20%)
Lazard Retirement Small Cap Portfolio - Service Shares
        2006                 0                1.28              0                  -                -                  16.07%
        2005(14)             0                1.10              0                  -                -                  12.59%
        2004                 -                   -              -                  -                -                       -
        2003                 -                   -              -                  -                -                       -
        2002                 -                   -              -                  -                -                       -
Lord Abbett Bond-Debenture Portfolio - Class VC
        2006               135                1.13            152             12.75%                -                   9.33%
        2005(14)            57                1.03             59              7.54%                -                   5.33%
        2004                 -                   -              -                  -                -                       -
        2003                 -                   -              -                  -                -                       -
        2002                 -                   -              -                  -                -                       -
Lord Abbett Growth and Income Portfolio - Class VC
        2006               267                1.24            331              1.20%                -                  17.27%
        2005(14)           210                1.06            222              1.47%                -                   7.89%
        2004                 -                   -              -                  -                -                       -
        2003                 -                   -              -                  -                -                       -
        2002                 -                   -              -                  -                -                       -
Lord Abbett Mid-Cap Value Portfolio - Class VC
        2006                97                1.23            119              0.43%                -                  12.23%
        2005(14)           121                1.09            132              0.66%                -                  13.98%
        2004                 -                   -              -                  -                -                       -
        2003                 -                   -              -                  -                -                       -
        2002                 -                   -              -                  -                -                       -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2
        2006                181               4.80              869            1.25%                -                  18.38%
        2005                234               4.05              947            0.94%                -                  10.55%
        2004                200               3.66              731            0.76%                -                  12.63%
        2003                214               3.25              696            0.97%                -                  25.15%
        2002                150               2.60              391            0.33%                -                 (11.81%)
Phoenix Capital Growth Series
        2006                 62               2.81              175            0.61%                -                   3.22%
        2005                 12               2.72               32            0.07%                -                   3.71%
        2004                 12               2.62               31            0.40%                -                   4.97%
        2003                 40               2.50               99            0.07%                -                  26.49%
        2002(4)              21               1.98               41                -                -                 (20.13%)
Phoenix Growth and Income Series
        2006                 93               3.85              360            1.08%                -                  17.18%
        2005                104               3.28              340            1.08%                -                   4.80%
        2004                101               3.13              317            1.28%                -                  10.48%
        2003                 94               2.84              267            1.33%                -                  27.46%
        2002                  9               2.22               19            0.86%                -                 (22.51%)
Phoenix Mid-Cap Growth Series
        2006                 28               1.96               56                -                -                   4.13%
        2005                335               1.89              632                -                -                   4.18%
        2004                315               1.81              569                -                -                   6.72%
        2003                338               1.70              572                -                -                  28.83%
        2002                283               1.32              373                -                -                 (32.50%)
Phoenix Money Market Series
        2006                463               3.51            1,625            4.31%                -                   4.41%
        2005                605               3.36            2,035            2.57%                -                   2.58%
        2004                536               3.28            1,758            0.78%                -                   0.79%
        2003              1,104               3.25            3,592            0.69%                -                   0.68%
        2002              1,073               3.23            3,466            1.37%                -                   1.42%
Phoenix Multi-Sector Fixed Income Series
        2006               129                4.52              584            5.34%                -                   6.84%
        2005               127                4.23              538            4.93%                -                   1.78%
        2004               124                4.16              514            6.36%                -                   6.84%
        2003                50                3.89              194            6.91%                -                  14.58%
        2002                22                3.40               76            7.28%                -                  10.00%
Phoenix Multi-Sector Short Term Bond Series
        2006                24                1.16               28            4.27%                -                   5.71%
        2005(15)            45                1.10               50            4.40%                -                   1.92%
        2004                 -                   -                -            3.58%                -                   1.34%
        2003(12)             3                1.03                3           21.59%                -                   0.86%
        2002                 -                   -                -                -                -                       -

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series
        2006                28                 4.00           113             2.29%                 -                  12.69%
        2005                85                 3.55           301             2.25%                 -                   1.79%
        2004               102                 3.49           355             2.70%                 -                   7.46%
        2003               116                 3.24           378             2.84%                 -                  19.87%
        2002                49                 2.71           131             3.37%                 -                 (11.58%)
Phoenix-Aberdeen International Series
        2006                74                 5.67           418             2.65%                 -                  27.37%
        2005                 9                 4.45            39             2.69%                 -                  18.57%
        2004                29                 3.75           108             2.76%                 -                  20.78%
        2003                32                 3.11           100             2.12%                 -                  31.86%
        2002(9)              2                 2.36             6             1.67%                 -                  (3.00%)
Phoenix-Alger Small-Cap Growth Series
        2006                33                 6.55           217             0.03%                 -                  19.45%
        2005                 5                 5.48            25                 -                 -                  15.64%
        2004                 5                 4.74            22                 -                 -                   2.12%
        2003                13                 4.64            59                 -                 -                  53.38%
        2002(10)             1                 3.03             2                 -                 -                  (1.42%)
Phoenix-Duff & Phelps Real Estate Securities Series
        2006                26                10.26           263             1.41%                 -                  37.07%
        2005                23                 7.48           174             1.68%                 -                  15.10%
        2004                29                 6.50           191             2.62%                 -                  34.69%
        2003                41                 4.83           200             3.81%                 -                  38.27%
        2002(5)             11                 3.49            39             4.51%                 -                   5.91%
Phoenix-S&P Dynamic Asset Allocation Series: Growth
        2006(17)           139                 1.10           153             3.89%                 -                   7.18%
        2005                 -                    -             -                 -                 -                       -
        2004                 -                    -             -                 -                 -                       -
        2003                 -                    -             -                 -                 -                       -
        2002                 -                    -             -                 -                 -                       -
Phoenix-Sanford Bernstein Mid-Cap Value Series
        2006                77                 6.50           499             0.49%                 -                  14.91%
        2005                65                 5.66           369             0.12%                 -                   7.73%
        2004                51                 5.25           266             0.18%                 -                  20.41%
        2003                46                 4.36           202             0.21%                 -                  40.97%
        2002                40                 3.09           123             0.99%                 -                  (8.55%)
Phoenix-Sanford Bernstein Small-Cap Value Series
        2006               107                 6.47           694             0.21%                 -                  16.75%
        2005               161                 5.54           894                 -                 -                   7.46%
        2004               156                 5.16           804                 -                 -                  22.67%
        2003               146                 4.20           613                 -                 -                  43.86%
        2002               134                 2.92           390             0.92%                 -                  (8.54%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series
        2006               162                3.76            607             1.92%                 -                  20.90%
        2005               132                3.11            409             1.24%                 -                   5.43%
        2004               122                2.95            360             1.36%                 -                  12.92%
        2003                36                2.61             93             0.92%                 -                  23.87%
        2002                29                2.11             60             0.93%                 -                 (21.93%)
Phoenix-Van Kampen Equity 500 Index Series
        2006                71                3.04            215             2.31%                 -                  14.21%
        2005                 2                2.66              6             1.24%                 -                   3.69%
        2004                 3                2.57              7             0.73%                 -                   9.84%
        2003                35                2.34             81             1.09%                 -                  26.23%
        2002                40                1.85             74             0.94%                 -                 (23.68%)
PIMCO VIT Total Return Portfolio - Advisor Class
        2006(18)           117                1.04            122             4.56%                 -                  (0.44%)
        2005                 -                   -              -                 -                 -                       -
        2004                 -                   -              -                 -                 -                       -
        2003                 -                   -              -                 -                 -                       -
        2002                 -                   -              -                 -                 -                       -
Rydex Variable Trust Inverse Government Long Bond Fund
        2006                 1                0.97              0             3.88%                 -                   8.11%
        2005                 1                0.90              1                 -                 -                  (5.24%)
        2004                 1                0.95              1                 -                 -                 (10.67%)
        2003(11)             7                1.06              8                 -                 -                   2.14%
        2002                 -                   -              -                 -                 -                       -
Rydex Variable Trust Nova Fund
        2006                12                1.74             22             1.30%                 -                  19.27%
        2005                12                1.46             18             0.33%                 -                   3.96%
        2004                12                1.40             17             0.05%                 -                  14.62%
        2003(11)            18                1.22             22                 -                 -                  15.36%
        2002                 -                   -              -                 -                 -                       -
Rydex Variable Trust Sector Rotation Fund
        2006                 0                1.63              1                 -                 -                  11.39%
        2005                 1                1.46              1                 -                 -                  13.71%
        2004                 1                1.29              1                 -                 -                  10.71%
        2003(11)             7                1.16              8                 -                 -                   9.57%
        2002                 -                   -              -                 -                 -                       -
Templeton Foreign Securities Fund - Class 2
        2006               215                4.36            938             1.38%                 -                  21.44%
        2005               112                3.59            400             1.11%                 -                  10.17%
        2004                96                3.26            314             1.04%                 -                  18.53%
        2003               126                2.75            347             1.16%                 -                  32.21%
        2002                49                2.08            102             0.02%                 -                 (18.56%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund - Class 2
        2006                99                4.93            488             1.38%                 -                  21.81%
        2005               126                4.05            511             1.16%                 -                   8.86%
        2004               103                3.72            383             1.11%                 -                  16.03%
        2003                99                3.20            317             1.03%                 -                  32.13%
        2002(6)             26                2.43             64             0.25%                 -                 (21.42%)
Wanger International Select
        2006                53                4.72            249             0.26%                 -                  36.00%
        2005                48                3.47            168             1.94%                 -                  16.43%
        2004                53                2.98            159             0.32%                 -                  24.34%
        2003                50                2.40            119             0.30%                 -                  41.24%
        2002                43                1.70             73                 -                 -                 (15.29%)
Wanger International Small Cap
        2006               138                5.37            739             0.34%                 -                  37.16%
        2005                72                3.91            281             0.93%                 -                  21.53%
        2004                53                3.22            171             0.90%                 -                  30.27%
        2003                83                2.47            205             0.18%                 -                  48.86%
        2002                35                1.66             59                 -                 -                 (13.83%)
Wanger Select
        2006                65                6.22            402             0.36%                 -                  19.70%
        2005                62                5.20            322                 -                 -                  10.49%
        2004                61                4.70            285                 -                 -                  19.31%
        2003                49                3.94            192                 -                 -                  30.73%
        2002(5)             36                3.01            110                 -                 -                  (6.58%)

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

Corporate Edge

                                         At December 31,                           For the periods ended December 31,
                 ------------------------------------------------------    ---------------------------------------------------
                                                               Net          Investment
                           Units              Unit            Assets          Income             Expense               Total
                          (000's)          Fair Value         (000's)        Ratio(1)            Ratio(2)            Return(3)
                 -------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies
        2006               73                 5.16            375             0.23%                 -                   7.87%
        2005               74                 4.79            354                 -                 -                  11.25%
        2004               70                 4.30            302                 -                 -                  18.33%
        2003               92                 3.63            334                 -                 -                  43.22%
        2002               59                 2.54            150                 -                 -                 -16.81%

(+)  Amount is less than 500 units.

(++) Amount is less than $500.

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4)  From inception February 6, 2002 to December 31, 2002.

(5)  From inception March 5, 2002 to December 31, 2002.

(6)  From inception March 20, 2002 to December 31, 2002.

(7)  From inception April 19, 2002 to December 31, 2002.

(8)  From inception June 13, 2002 to December 31, 2002.

(9)  From inception August 8, 2002 to December 31, 2002.

(10) From inception September 18, 2002 to December 31, 2002.

(11) From inception July 8, 2003 to December 31, 2003.

(12) From inception December 9, 2003 to December 31, 2003.

(13) From inception December 3, 2004 to December 31, 2004.

(14) From inception April 29, 2005 to December 31, 2005.

(15) From inception May 12, 2005 to December 31, 2005.

(16) From inception April 28, 2006 to December 31, 2006.

(17) From inception September 5, 2006 to December 31, 2006.

(18) From inception November 29, 2006 to December 31, 2006.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6 - POLICY LOANS
Policy provisions allow policyowners to borrow up to 90% - 100% of the policy's cash surrender value, reduced by an amount equal to the surrender charge with loan interest payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Separate Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of Phoenix's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest. Loan repayments result in a transfer of collateral back to the Separate Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7 - FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, were $265,765 and $267,419 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

     Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $120.

     Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

     Cost of Insurance Charge - In accordance with terms of the contracts, Phoenix makes deductions for costs of insurance to cover Phoenix's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

     Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled `Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 0% of the contracts value for the mortality and expense risks and 0% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and `Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $0 and $0 respectively. This expense is taken out as a reduction of unit values.

NOTE 8--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PLAC intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small- Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 10--LIQUIDATIONS AND MERGERS (CONTINUED)
On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471.
Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq-100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large- Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large- Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond-Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture
Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond-Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 13 - OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 13 - OTHER (CONTINUED)
State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

[LOGO]PRICEWATERHOUSECOOPERS

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2006 AND 2005

                                      TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                   --------------

Report of Independent Registered Public Accounting Firm.......................................          F-3

Balance Sheet as of December 31, 2006 and 2005................................................          F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity
  for the years ended December 31, 2006, 2005 and 2004........................................          F-5

Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004..................          F-6

Notes to Financial Statements.................................................................       F-7 - F-19

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company (the Company) at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                       ($ in thousands, except share data)
                           DECEMBER 31, 2006 AND 2005


                                                                                                 2006             2005
                                                                                            ---------------  ---------------
ASSETS:
Available-for-sale debt securities, at fair value.......................................     $     33,259     $     31,088
Policy loans, at unpaid principal balances..............................................            1,075              569
                                                                                            ---------------  ---------------
Total investments.......................................................................           34,334           31,657
Cash and cash equivalents...............................................................            5,106            1,052
Accrued investment income...............................................................              361              377
Due and uncollected premium.............................................................            3,761            3,848
Deferred policy acquisition costs.......................................................           14,311           15,728
Other general account assets............................................................            3,190            4,763
Separate account assets.................................................................           14,942           13,224
                                                                                            ---------------  ---------------
TOTAL ASSETS............................................................................     $     76,005     $     70,649
                                                                                            ===============  ===============

LIABILITIES:

Policy liabilities and accruals.........................................................     $     30,644     $     28,131
Deferred income tax liability...........................................................            1,105              446
Other general account liabilities.......................................................            2,157            2,272
Separate account liabilities............................................................           14,942           13,224
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.......................................................................           48,848           44,073
                                                                                            ---------------  ---------------

CONTINGENT LIABILITIES (NOTE 11)........................................................

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding..................................................            2,500            2,500
Additional paid-in capital..............................................................           19,664           19,664
Retained earnings.......................................................................            5,451            4,657
Accumulated other comprehensive loss....................................................             (458)            (245)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY..............................................................           27,157           26,576
                                                                                            ---------------  ---------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..............................................     $     76,005     $     70,649
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

REVENUES:
Premiums...............................................................     $      2,586     $      2,618     $      3,064
Insurance and investment product fees..................................            1,323            2,060            1,442
Investment income, net of expenses.....................................            1,817            1,524            1,351
Net realized investment losses.........................................               --              (44)             (18)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES.........................................................            5,726            6,158            5,839
                                                                           ---------------  ---------------  ---------------

BENEFITS AND EXPENSES:
Policy benefits........................................................            2,363            2,650            3,135
Policy acquisition cost amortization...................................            1,629             (612)             811
Other operating expenses...............................................              515              377              124
                                                                           ---------------  ---------------  ---------------
TOTAL BENEFITS AND EXPENSES............................................            4,507            2,415            4,070
                                                                           ---------------  ---------------  ---------------
Income before income taxes.............................................            1,219            3,743            1,769
Applicable income taxes................................................              425            1,310              614
                                                                           ---------------  ---------------  ---------------
NET INCOME.............................................................     $        794     $      2,433     $      1,155
                                                                           ===============  ===============  ===============

COMPREHENSIVE INCOME:

NET INCOME.............................................................     $        794     $      2,433     $      1,155
OTHER COMPREHENSIVE INCOME (LOSS)......................................             (213)            (487)               1
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME...................................................     $        581     $      1,946     $      1,156
                                                                           ===============  ===============  ===============

ADDITIONAL PAID-IN CAPITAL:
Capital contributions from parent......................................     $         --     $         --     $         --

RETAINED EARNINGS:
Net income.............................................................              794            2,433            1,155

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)......................................             (213)            (487)               1
                                                                           ---------------  ---------------  ---------------

CHANGE IN STOCKHOLDER'S EQUITY.........................................              581            1,946            1,156
Stockholder's equity, beginning of year................................           26,576           24,630           23,474
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR......................................     $     27,157     $     26,576     $     24,630
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                                ($ in thousands)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ----------------

OPERATING ACTIVITIES:
Net income.............................................................     $        794     $      2,433     $      1,155
Net realized investment losses.........................................               --               44               18
Increase (decrease) in deferred income tax liability...................              774              599              (88)
Investment (gains) losses..............................................               10              (26)             (90)
Decrease in due and uncollected premium................................               65             (113)             493
Decrease (increase) in deferred policy acquisition costs...............            1,417             (735)             543
Increase in policy liabilities and accruals............................            2,513            1,661            2,257
Net change in other assets and other liabilities.......................            1,284           (1,549)             (18)
                                                                           ---------------  ---------------  ----------------
CASH FROM OPERATING ACTIVITIES.........................................            6,857            2,314            4,270
                                                                           ---------------  ---------------  ----------------

INVESTING ACTIVITIES:
Debt security purchases................................................          (14,761)          (7,336)         (10,660)
Debt security sales....................................................           11,958            4,254            6,202
                                                                           ---------------  ---------------  ----------------
CASH FOR INVESTING ACTIVITIES..........................................           (2,803)          (3,082)          (4,458)
                                                                           ---------------  ---------------  ----------------

FINANCING ACTIVITIES:
Capital contributions from parent......................................               --               --               --
                                                                           ---------------  ---------------  ----------------
CASH FROM FINANCING ACTIVITIES.........................................               --               --               --
                                                                           ---------------  ---------------  ----------------
CHANGE IN CASH AND CASH EQUIVALENTS....................................            4,054             (768)            (188)
Cash and cash equivalents, beginning of year...........................            1,052            1,820            2,008
                                                                           ---------------  ---------------  ----------------
CASH AND CASH EQUIVALENTS, END OF YEAR.................................     $      5,106     $      1,052     $      1,820
                                                                           ===============  ===============  ================

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings, Inc. is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs, policyholder liabilities and accruals, the valuation of investments in debt securities, and deferred tax liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning November 15, 2007 and early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact has not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

Debt securities

We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments.

For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments.

We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

Deferred policy acquisition costs

We defer the costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business. We amortize deferred policy acquisition costs based on the related policy's classification. For term insurance policies, deferred policy acquisition costs are amortized in proportion to projected net profits. For universal life and variable universal life, deferred policy acquisition costs are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); we amortize the deferred policy acquisition cost balance associated with the replaced or surrendered policies to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred acquisition cost balances.

Separate account assets and liabilities

Separate account assets and liabilities related to policyholder funds are primarily carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

Policy liabilities and accruals

Policy liabilities and accruals include future benefit liabilities for certain life products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as no lapse guarantees offered with universal life insurance contracts.

Reinsurance

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Contingent liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

Revenue recognition

We recognize premiums for long-duration life insurance products as revenue when due from policyholders. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

Net investment income and net realized investment gains (losses)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:


      o  the extent and the duration of the decline;
      o the reasons for the decline in value (credit event, interest related or market fluctuations);
      o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
      o  the financial condition of and near term prospects of the issuer.

Applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Unrealized investment gains (losses)

We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Income taxes

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax basis, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

Other comprehensive income

We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Changes in unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired.


3.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

      o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
      o We reinsure up to 90% of the mortality risk on most new issues of term insurance.

DIRECT BUSINESS AND REINSURANCE:                                                    YEAR ENDED DECEMBER 31,
($ in thousands)                                                     -------------------------------------------------------
                                                                            2006               2005               2004
                                                                     -----------------  -----------------   ----------------

Direct premiums..................................................     $       14,959     $       15,813      $       17,269
Premiums ceded to reinsurers.....................................            (12,373)           (13,195)            (14,205)
                                                                     -----------------  -----------------   ----------------
PREMIUMS.........................................................     $        2,586     $        2,618      $        3,064
                                                                     =================  =================   ================

Direct policy benefits incurred..................................     $        8,287     $        2,701      $        9,034
Policy benefits ceded to reinsureds..............................             (7,388)            (2,341)             (7,949)
                                                                     -----------------  -----------------   ----------------
POLICY BENEFITS..................................................     $          899     $          360      $        1,085
                                                                     =================  =================   ================

Direct life insurance in-force...................................     $   10,510,254     $   11,139,833      $   11,912,980
Life insurance in-force ceded to reinsurers......................         (9,316,118)        (9,869,857)        (10,559,794)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE..........................................     $    1,194,136     $    1,269,976      $    1,353,186
                                                                     =================  =================   ================

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $1,464 thousand, $2,290 thousand and $2,050 thousand, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004, respectively.


4.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                 2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Acquisition costs deferred.............................................     $        212     $        123     $        268
(Costs) benefit amortized to expense...................................           (1,629)             612             (811)
                                                                           ---------------  ---------------  ---------------
CHANGE IN DEFERRED POLICY ACQUISITION COSTS............................           (1,417)             735             (543)
Deferred policy acquisition costs, beginning of year...................           15,728           14,993           15,536
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR.........................     $     14,311     $     15,728     $     14,993
                                                                           ===============  ===============  ===============

Upon completion of a study during the fourth quarter of 2006, we updated, or "unlocked", our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated include expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition costs unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

During 2005, amortization of deferred policy acquisition costs was offset by an adjustment, or "unlocking" of assumptions. The unlocking was driven by revised assumptions regarding mortality experience.


5.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances which ranged from 4.50% to 4.75% as of December 31, 2006, less administrative and mortality charges.


6.   INVESTING ACTIVITIES

DEBT SECURITIES

FAIR VALUE AND COST OF                                                            AS OF DECEMBER 31,
GENERAL ACCOUNT DEBT SECURITIES:                          -------------------------------------------------------------------
($ in thousands)                                                         2006                              2005
                                                          ---------------------------------  --------------------------------
                                                            FAIR VALUE           COST          FAIR VALUE          COST
                                                          ---------------   ---------------  ---------------  ---------------

U.S. government and agency............................     $      6,929      $      7,144     $      7,021     $      7,153
State and political subdivision.......................              459               450              466              455
Corporate.............................................           22,325            22,825           22,566           22,829
Mortgage-backed.......................................            3,058             3,061            1,035            1,028
Other asset backed....................................              488               484               --               --
                                                          ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES.......................................     $     33,259      $     33,964     $     31,088     $     31,465
                                                          ===============   ===============  ===============  ===============

We owned no non-income producing debt securities at December 31, 2006 or 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES                                          AS OF DECEMBER 31,
FROM GENERAL ACCOUNT DEBT SECURITIES:                     -------------------------------------------------------------------
($ in thousands)                                                        2006                              2005
                                                          ---------------------------------  --------------------------------
                                                               GAINS             LOSSES           GAINS            LOSSES
                                                          ---------------   ---------------  ---------------  ---------------

U.S. government and agency............................     $          1      $       (216)    $         15     $       (147)
State and political subdivision.......................                9                --               11               --
Corporate.............................................               73              (573)             137             (400)
Mortgage-backed.......................................                3                (6)               8               (1)
Other asset backed....................................                4                --               --               --
                                                          ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES GAINS AND LOSSES......................     $         90      $       (795)    $        171     $       (548)
                                                          ===============   ===============  ===============  ===============
DEBT SECURITIES NET LOSSES............................     $       (705)                      $       (377)
                                                          ===============                    ===============

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ----------- --------------
DEBT SECURITIES
U.S. government and agency...............    $      242    $       (2)   $    5,676   $     (214)   $    5,918   $     (216)
State and political subdivision..........            --            --            --           --            --           --
Foreign government.......................            --            --            --           --            --           --
Corporate................................         2,486           (38)       16,236         (535)       18,722         (573)
Mortgage-backed..........................         1,494            (6)           --           --         1,494           (6)
Other asset-backed.......................            --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ----------- --------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $    4,222    $      (46)   $   21,912   $     (749)   $   26,134   $     (795)
                                            ============= ============= ============ ============= =========== ==============

AMOUNTS THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $      277   $       (6)   $      277   $       (6)
                                            ============= ============= ============ ============= =========== ==============
AFTER OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..............................                  $       --                 $       (3)                $       (3)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

AGING OF TEMPORARILY IMPAIRED                                           AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS            TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED      FAIR       UNREALIZED      FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------ ------------- ------------ -------------
DEBT SECURITIES
U.S. government and agency...............    $    5,382    $     (135)   $      365   $      (12)   $    5,747   $     (147)
State and political subdivision..........            --            --            --           --            --           --
Foreign government.......................            --            --            --           --            --           --
Corporate................................        13,287          (251)        3,131         (149)       16,418         (400)
Mortgage-backed..........................           531            (1)           --           --           531           (1)
Other asset-backed.......................            --            --            --           --            --           --
                                            ------------- ------------- ------------ ------------- ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES....    $   19,200    $     (387)   $    3,496   $     (161)   $   22,696   $     (548)
                                            ============= ============= ============ ============= ============ =============

AMOUNTS THAT ARE
  BELOW INVESTMENT GRADE.................    $       --    $       --    $      276   $      (13)   $      276   $      (13)
                                            ============= ============= ============ ============= ============ =============
AFTER OFFSETS FOR DEFERRED POLICY
  ACQUISITION COST ADJUSTMENT
  AND TAXES..............................                  $       --                 $       (9)                $       (9)
                                                          =============              =============              =============

All of these securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                      YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                 2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Debt securities........................................................     $      1,628     $      1,480     $      1,359
Cash and cash equivalents..............................................              228               55               22
                                                                           ---------------  ---------------  ---------------
Total investment income................................................            1,856            1,535            1,381
  Less: investment expenses............................................               39               11               30
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME..................................................     $      1,817     $      1,524     $      1,351
                                                                           ===============  ===============  ===============


SOURCES OF REALIZED INVESTMENT GAINS (LOSSES):                                         YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Debt securities gains..................................................     $         --     $         21     $         29
Debt securities losses.................................................               --              (65)             (47)
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES.........................................     $         --     $        (44)    $        (18)
                                                                           ===============  ===============  ===============

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET CHANGES IN UNREALIZED INVESTMENT GAINS (LOSSES):                        YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                 2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Net unrealized gains (losses) on debt securities.......................     $       (328)    $       (749)    $          2
Applicable income taxes (benefit)......................................             (115)            (262)               1
                                                                           ---------------  ---------------  ---------------
Net unrealized gains (losses) included in other comprehensive income...     $       (213)    $       (487)    $          1
                                                                           ===============  ===============  ===============

The maturities of general account debt securities, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, and we have the right to put or sell the obligations back to the issuers.

COST OF GENERAL ACCOUNT DEBT SECURITIES BY MATURITY:                                                          AS OF DEC 31,
($ in thousands)                                                                                                  2006
                                                                                                             ---------------

Due in one year or less...................................................................................    $         17
Due after one year through five years.....................................................................           6,663
Due after five years through ten years....................................................................          19,562
Due after ten years.......................................................................................           7,722
                                                                                                             ---------------
TOTAL.....................................................................................................    $     33,964
                                                                                                             ===============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Debt security purchases................................................     $    (14,256)    $     (6,973)    $    (10,476)
Policy loan advances, net..............................................             (505)            (363)            (184)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES...................................................     $    (14,761)    $     (7,336)    $    (10,660)
                                                                           ===============  ===============  ===============

Debt security sales....................................................     $     11,592     $      3,425     $      5,192
Debt security maturities and repayments................................              366              829            1,010
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES............................     $     11,958     $      4,254     $      6,202
                                                                           ===============  ===============  ===============


7.   SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.


8.   FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 3 to these financial statements. The fair value of policy loans at December 31, 2006 and 2005 is estimated to be equal to their carrying value at those dates.

9.   INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Current income taxes (benefit).........................................     $       (349)    $        711     $        702
Deferred income taxes (benefit)........................................              774              599              (88)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO NET INCOME..................................              425            1,310              614
Deferred income taxes (benefit) applicable to
  other comprehensive income...........................................             (115)            (262)               1
                                                                           ---------------  ---------------  ---------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME........................     $        310     $      1,048     $        615
                                                                           ===============  ===============  ===============

INCOME TAXES PAID......................................................     $        233     $        739     $         34
                                                                           ===============  ===============  ===============


RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE:                            YEAR ENDED DECEMBER 31,
($ in thousands)                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Income before income taxes.............................................     $      1,219     $      3,743     $      1,769
                                                                           ---------------  ---------------  ---------------
Income taxes at statutory rate of 35.0%................................              427            1,311              619
Benefit attributable to tax advantaged investment income...............               (2)              (1)              (5)
                                                                           ---------------  ---------------  ---------------
APPLICABLE INCOME TAXES................................................     $        425     $      1,310     $        614
                                                                           ===============  ===============  ===============
Effective income tax rates.............................................            34.9%            35.0%            34.7%
                                                                           ===============  ===============  ===============


DEFERRED INCOME TAX ASSETS (LIABILITIES) ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                   AS OF DECEMBER 31,
($ in thousands)                                                                           -------------------------------
                                                                                                 2006             2005
                                                                                           ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits...........................................................     $      1,139     $      1,133
Net operating loss carryover benefits..................................................               --            1,293
Investments............................................................................              232              124
                                                                                           ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS.......................................................            1,371            2,550
                                                                                           ---------------  ---------------
Deferred tax liabilities:

Deferred policy acquisition costs......................................................            2,384            2,936
Employee benefits......................................................................               52               44
Other..................................................................................               40               16
                                                                                           ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES..................................................            2,476            2,996
                                                                                           ---------------  ---------------
NET DEFERRED INCOME TAX LIABILITY......................................................     $      1,105     $        446
                                                                                           ===============  ===============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

As of December 31, 2006, we had a current tax receivable of $313 thousand.

10.  OTHER COMPREHENSIVE INCOME

Accumulated other comprehensive loss at December 31, 2006 and 2005 was comprised solely of unrealized losses on investments of $458 thousand and $245 thousand, respectively. These amounts are net of applicable deferred income tax benefits of $247 thousand and $132 thousand at December 31, 2006 and 2005, respectively.


11.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide for benefits attributable not only to service to date, but also to service expected to be conferred in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of The Phoenix Companies' affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of such allocated benefits is not significant to the financial statements.


12.  STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2006, 2005 and 2004. Statutory surplus differs from equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits deferred tax assets based on admissibility tests.

STATUTORY FINANCIAL DATA FOR PHOENIX LIFE AND ANNUITY COMPANY:                 AS OF OR FOR THE YEAR ENDED DECEMBER 31,
($ in thousands)                                                           -------------------------------------------------
                                                                                2006             2005             2004
                                                                           ---------------  ---------------  ---------------

Statutory capital and surplus..........................................     $     17,598     $     14,520     $     12,374
Asset valuation reserve................................................              118               93               70
                                                                           ---------------  ---------------  ---------------
STATUTORY CAPITAL, SURPLUS AND ASSET VALUATION RESERVE.................     $     17,716     $     14,613     $     12,444
                                                                           ===============  ===============  ===============
STATUTORY GAIN (LOSS) FROM OPERATIONS..................................     $      3,102     $      2,169     $      1,439
                                                                           ===============  ===============  ===============
STATUTORY NET INCOME (LOSS)............................................     $      3,102     $      2,169     $      1,439
                                                                           ===============  ===============  ===============

The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut-domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, we cannot make any dividend distribution during 2006 without prior approval.


13.  RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed by us through a cost allocation process. The expenses allocated to us or paid by Phoenix Life on our behalf were $2.1 million, $2.1 million and $2.4 million for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to Phoenix Life were $0.2 million as of December 31, 2006 and amounts receivable from Phoenix Life were $0.2 million as of December 31, 2005.

Phoenix Investment Partners, an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated investment advisors, provides investment advisory services to us for a fee. Investment advisory fees incurred by us under this arrangement were $36 thousand, $10 thousand and $28 thousand for the years ended December 31, 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $2 thousand and $0 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of our former affiliate, WS Griffith Securities, Inc. (Griffith), as well as other outside broker dealers who are licensed to sell our contracts. During the years ended December 31, 2006, 2005 and 2004, we incurred commissions of $0.1 million, $0.1 million and $0.2 million, respectively, for contracts underwritten by PEPCO. Amounts payable to PEPCO were $0 thousand and $4 thousand as of December 31, 2006 and 2005, respectively.

Phoenix Life pays commissions to producers who sell our non-registered life and annuity products. We reimbursed Phoenix Life for commissions paid on our behalf of $0.5 million, $0.5 million and $0.7 million for the years ended December 31, 2006, 2005 and 2004, respectively. Commission amounts payable to Phoenix Life were $15 thousand and $64 thousand as of December 31, 2006 and 2005, respectively.

Griffith, formerly an indirect wholly-owned subsidiary of The Phoenix Companies, sells and services certain of our life insurance products through its insurance agents. Concessions paid by us for products sold through Griffith were $39 thousand during the five months ended May 31 2004. Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

Phoenix Life and PHL Variable Life Insurance Company (PHL Variable Life) provide premium processing services on our behalf, wherein they receive premium payments on our life and annuity contracts and then forward them to us. At December 31, 2006 and 2005, we had premiums due from Phoenix Life of $74 thousand and $1,076 thousand, respectively. At December 31, 2006 and 2005, we had premiums due from PHL Variable Life of $16 thousand and $19 thousand, respectively. We do not pay any fees for this service.


14.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and their affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

                                     PART C

                                     PART C

                                OTHER INFORMATION

ITEM 26. EXHIBITS

(a)  BOARD OF DIRECTORS RESOLUTION.

     Resolution of the Board of Directors of Depositor establishing the Phoenix Life and Annuity Variable Universal Life Account ("Separate Account") is incorporated herein by reference to the Registrant's initial registration statement on Form S-6 filed via EDGAR on September 27, 1996. (File No. 333-12989).

(b)  CUSTODIAN AGREEMENTS.

     Not applicable.

(c)  UNDERWRITING CONTRACTS

     (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

     (2) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

(d)  CONTRACTS

     Version A:


     (1) Flex Edge Success - Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor is incorporated by reference to Registrant's Statement on Form S-6 Pre-Effective Amendment No. 1 (File No. 333-12989) filed via EDGAR on March 14, 1997.


     Version B:
     (1) Corporate Edge - Flexible Premium Variable Universal Life Insurance Policy Form Number V608 of Depositor is incorporated by reference to Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

     (2) Variable Policy Exchange Option Rider, Form VR34 of the Depositor, listed under Version C, below.

     (3) Flexible Term Insurance Rider, Form VR36 of the Depositor, listed under Version C, below.

     (4) Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

     Version C:
     (1) Executive Benefit-VUL - Flexible Premium Variable Universal Life Insurance Policy Form Number V606 of Depositor is incorporated by reference to Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

     (2) Variable Policy Exchange Option Rider, Form VR34 of the Depositor is incorporated by reference to the Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.

     (3) Flexible Term Insurance Rider, Form VR36 of the Depositor is incorporated by reference to the Registrant's Form S-6 Post-Effective Amendment No. 4 (File No. 333-12989) filed via EDGAR on October 29, 1999.


     (4) Cash Surrender Value Enhancement Benefit Rider, Form VR43 of the Depositor is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.


(e)  APPLICATIONS

     Version A:


     (1) Form of application for Flex Edge Success filed via EDGAR with Registrant's Pre-Effective Amendment No. 1 to Form S-6 on March 14, 1997 and incorporated herein by reference. (File No. 333-12989).

     Version B:


          Form of application for Corporate Edge filed via EDGAR with Registrant's Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).


     Version C:


          Form of application for Executive Benefit-VUL filed via EDGAR with Registrant's Post-Effective Amendment No. 4 on Form S-6 filed October 29, 1999 and incorporated by reference. (File No. 333-12989).


(f)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.


          Certificate of Redomestication and Amended and Restated Certificate of Incorporation, effective May 9, 1996, filed April 21, 1997 with the Secretary of State of Connecticut incorporated by reference to the Registrant's Pre-Effective Amendment No. 2 to Form S-6 filed via EDGAR on November 4, 1997 (File No. 333-12989).

          Bylaws of Phoenix Life and Annuity Company, dated April 1, 1996, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 to Form S-6 filed via EDGAR on April 29, 1998. (File No. 333-12989).


(g)  REINSURANCE CONTRACTS.

     Not applicable.

(h)  PARTICIPATION AGREEMENTS.

     (1) Fund Participation Agreement dated July 15, 1999 among Phoenix Life and Annuity Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

     (2) (a) Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, BT Insurance Funds Trust and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

          (b) Amendment No. 1 dated April 20, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds (formerly, BT Insurance Funds Trust) and Bankers Trust Company is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

          (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement dated July 19, 1999 among Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

     (3) Participation Agreement dated May 1, 2006 among Phoenix Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management Inc. filed herewith.

     (4) Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

     (5) Participation Agreement dated June 1, 2000 among Phoenix Life and Annuity Company, Variable Insurance Products Fund, II and III and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

     (6) Participation Agreement dated March 29, 2001 among Phoenix Life and Annuity Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form S-6 (File No. 333-12989) filed via EDGAR on April 30, 2002.

     (7) Form of Participation Agreement between Phoenix Life and Annuity Company and Wanger Advisors Trust is incorporated by reference to Registrant's May 1, 2003 EDGAR filing on Post-Effective Amendment No. 11 Form N-6 (File No. 333-12989).

     (8) Form of Participation Agreement between Phoenix Life and Annuity Company and Franklin Templeton Distributors is incorporated herein by reference to Registrant's May 1, 2003 EDGAR filing on Post-Effective Amendment No. 11 Form N-6 (File No. 333-12989).

     (9) Participation Agreement dated May 30, 2003 among Phoenix Life and Annuity Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's April 30, 2004 EDGAR filing on Form N-6 (File No. 333-12989).

     (10) Participation Agreement dated April 14, 2005 among Phoenix Life and Annuity Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-6 (File No. 333-12989) filed via EDGAR on May 1, 2006.

     (11) Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is filed herewith.

     (12) Fund Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company, Phoenix Life and Annuity Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is filed herewith.

     (13) Form of Participation Agreement dated April 25, 2005 among Phoenix Life and Annuity Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-6 (File No. 333-12989) filed via EDGAR on May 1, 2006.

     (14) Participation Agreement dated May 1, 2006 among Phoenix Life and Annuity Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, is filed herewith.

     (15) Participation Agreement dated May 1, 2006 among PHL Variable Insurance Company and Phoenix Life and Annuity Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC, is filed herewith.



(i)  ADMINISTRATIVE CONTRACTS.


     (1) Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

     (2) First Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003 is incorporated by reference to Post-Effective Amendment No.13 to the Registrant's EDGAR filing on Form N-6 (File No. 333-12989) on April 30, 2004.

     (3) Second Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated February 27, 2004 is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Statement on Form N-6 (File No 333-12989) filed via EDGAR on April 25, 2005.

     (4) Third Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 15, 2004 is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 25, 2005.

     (5) Fourth Amendment to Service Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company, dated November 13, 2005 is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 (File No. 333-12989) filed via EDGAR on April 28, 2006.

(j)  OTHER MATERIAL CONTRACTS.


     Not applicable.

(k)  LEGAL OPINION.


     (1) Opinion and Consent of Counsel of Michele Drummey, Esq. is filed herewith.


(l)  ACTUARIAL OPINION.

     Not applicable.

(m)  CALCULATION.

     Not applicable.

(n)  OTHER OPINIONS.

     (1) Consent of Independent Registered Public Accounting Firm, is filed herein.


     (2)  Powers of Attorney are filed herein.


(o)  OMITTED FINANCIAL STATEMENTS.

     Not applicable

(p)  INITIAL CAPITAL AGREEMENTS.

     Not applicable.

(q)  REDEEMABILITY EXEMPTION.

     Not applicable.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR.


NAME                           POSITION
Michael E. Haylon*             Director, Executive Vice President and Chief Financial Officer
Philip K. Polkinghorn*         Director and President
John H. Beers*                 Vice President and Secretary
Katherine P. Cody*             Senior Vice President and Chief Accounting Officer
John R. Flores*                Vice President and Chief Compliance Officer
Daniel J. Moskey*              Vice President and Treasurer
Gina C. O'Connell*             Senior Vice President
Zafir Rashid*                  Senior Vice President
Tracy L. Rich*                 Executive Vice President and Assistant Secretary
Christopher M. Wilkos**        Senior Vice President and Corporate Portfolio Manager
James D. Wehr**                Executive Vice President and Chief Investment Officer

* The business address of this individual is One American Row, Hartford, CT 06103-2899.

** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Adviser                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 29.  INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes states that: "a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by sections 33-770 to 33-778, inclusive."

Article V, Section 5.01, of the Bylaws of the Depositor (effective April 1,
1996) provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer. The Company may, but shall not be obligated to maintain insurance at its expense to protect itself and any such person against any such liability cost or expense."

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS.


1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a)  PEPCO serves as the principal underwriter for the following entities:

          Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b)  Directors and Executive Officers of PEPCO

NAME                           POSITION
George R. Aylward, Jr.**       Director, Executive Vice President
John H. Beers*                 Vice President and Secretary
John R. Flores*                Vice President and Anti-Money Laundering Officer
Michael E. Haylon*             Director
Stephen D. Gresham**           Director, Senior Vice President
David C. Martin*               Vice President and Chief Compliance Officer
Glenn H. Pease**               Vice President, Finance and Treasurer
David R. Pellerin*             Vice President and Chief Financial Officer
Philip R. Polkinghorn*         Executive Vice President
Francis G. Waltman**           Director, President

* The business address of this individual is One American Row, Hartford, CT 06103-2899

** The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

(c) PEPCO received no compensation from the Registrant during the last fiscal year for sales of the contract.


ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life and Annuity Company located at One American Row, Hartford, CT 06103-2899.

ITEM 32.  MANAGEMENT SERVICES.

Not applicable.

ITEM 33.  FEE REPRESENTATION.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on this 26th day of April, 2007.


                           PHOENIX LIFE AND ANNUITY COMPANY

                           By:__________________
                              * Philip K. Polkinghorn
                              President

                           PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                           By:__________________
                              * Philip K. Polkinghorn
                              President


By:/s/ Kathleen A. McGah
   ---------------------
   *Kathleen A. McGah, as Attorney-in-Fact pursuant to Power of Attorney.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on this 26th day of April, 2007.



      SIGNATURE                                               TITLE
      ---------                                               -----
____________________________________                          Senior Vice President and Chief Accounting Officer
*Katherine P. Cody

____________________________________                          Director, Executive Vice President and Chief
*Michael E. Haylon                                            Financial Officer

____________________________________                          Director and President
*Philip K. Polkinghorn



By:/s/ Kathleen A. McGah
   ---------------------
   *Kathleen A. McGah, as Attorney-in-Fact pursuant to Power of Attorney.


                                       S-1